     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999

                                              1933 ACT REGISTRATION NO. 33-89238
                                              1940 ACT REGISTRATION NO. 811-8970
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 5
                                       TO
                                    FORM S-6


               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                 CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II

                           (EXACT NAME OF REGISTRANT)

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                              (NAME OF DEPOSITOR)

              900 Cottage Grove Road, Hartford, Connecticut 06152

              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code

                                 (860) 726-6000

     Mark A. Parsons, Esquire                COPY TO:
Connecticut General Life Insurance      George N. Gingold,
              Company                         Esquire
      900 Cottage Grove Road           197 King Philip Drive
    Hartford, Connecticut 06152          West Hartford, CT
  (NAME AND ADDRESS OF AGENT FOR            06117-1409
             SERVICE)

            Approximate date of proposed public offering: Continuous

  INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
               (TITLE AND AMOUNT OF SECURITIES BEING REGISTERED)


    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form for the fiscal year ending December 31, 1998 was filed March 19, 1999.


    It is proposed that this filing will become effective:
--------- immediately upon filing pursuant to paragraph (b) of Rule 485

    X


--------- on May 1, 1999, pursuant to paragraph (b) of Rule 485



--------- 60 days after filing pursuant to paragraph (a) of Rule 485



--------- on          pursuant to paragraph (a) of Rule 485

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6

  ITEM OF FORM
     N-8B-2        LOCATION IN PROSPECTUS
-----------------  --------------------------------------------------------------
             1     Cover Page Highlights

             2     Cover Page

             3     *

             4     Distribution of Policies

             5     The Company, the Separate Account and the General Account

          6(a)     The Company, the Separate Account and the General Account

          6(b)     *

             9     Legal Proceedings

     10(a)-(c)     Short-Term Right to Cancel the Policy; Surrenders;
                   Accumulation Value; Reports to Policy Owners

         10(d)     Right to Exchange for a Fixed Benefit Policy; Policy Loans;
                   Surrenders; Allocation of Net Premium Payments

         10(e)     Lapse and Reinstatement

         10(f)     Voting Rights

     10(g)-(h)     Substitution of Securities

         10(i)     Premium Payments; Transfers; Death Benefit; Policy Values;
                   Settlement Options

            11     The Funds

            12     The Funds

            13     Charges; Fees

            14     Issuance

            15     Premium Payments; Transfers

            16     The Company, the Separate Account and the General Account

            17     Surrenders

            18     The Company, the Separate Account and the General Account

            19     Reports to Policy Owners

            20     *

            21     Policy Loans

            22     *

            23     The Company, the Separate Account and the General Account

            24     Incontestability; Suicide; Misstatement of Age or Sex

            25     The Company, the Separate Account and the General Account

            26     Fund Participation Agreements

            27     The Company, the Separate Account and the General Account

  ITEM OF FORM
     N-8B-2        LOCATION IN PROSPECTUS
-----------------  --------------------------------------------------------------
            28     Directors and Officers of the Company

            29     The Company, the Separate Account and the General Account

            30     *

            31     *

            32     *

            33     *

            34     *

            35     *

            37     *

            38     Distribution of Policies

            39     Distribution of Policies

            40     *

         41(a)     Distribution of Policies

            42     *

            43     *

            44     The Funds; Premium Payments

            45     *

            46     Surrenders

            47     The Company, the Separate Account and the General Account;
                   Surrenders, Transfers

            48     *

            49     *

            50     The Company, the Separate Account and the General Account

            51 Cover Page; Highlights; Premium Payments; Right to Exchange for a Fixed Benefit Policy

            52     Substitution of Securities

            53     Tax Matters

            54     *

            55     *

* Not Applicable

CONNECTICUT GENERAL LIFE INSURANCE COMPANY

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II


                                  ADMINISTRATIVE OFFICE:
                                  PERSONAL SERVICE CENTER, MVLI
HOME OFFICE LOCATION:             350 CHURCH STREET
900 COTTAGE GROVE ROAD            HARTFORD, CT 06103-1106
BLOOMFIELD, CONNECTICUT 06152     (800) 552-9898 (5/99-7/99)
                                  (800) 444-2363 (8/99 AND LATER)


--------------------------------------------------------------------------------
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------


    This Prospectus describes a flexible premium variable life insurance contract (the "Policy"), offered by Connecticut General Life Insurance Company (the "Company, "we", "our" or "us").


    The Policy features:


    - flexible premium payments;



    - a choice of one of two death benefit options; and



    - a choice of underlying investment options



    It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable life insurance policy with this Policy. This entire Prospectus, and those of the mutual funds available through the Company's Separate Account ("Separate Account"), should be read carefully to understand the Policy being offered.


    Those mutual funds ("Funds") are:


                                              MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE
AIM VARIABLE INSURANCE FUNDS, INC.            TRUST
  AIM V.I. Capital Appreciation Fund          MFS Emerging Growth Series
  AIM V.I. Growth Fund                        MFS Total Return Series
  AIM V.I. Value Fund                         MFS Utilities Series
  AIM V.I. Diversified Income Fund            MFS Global Governments Series
CIGNA VARIABLE PRODUCTS GROUP                 (formerly World Governments)
  CIGNA VP Money Market Fund                  TEMPLETON VARIABLE PRODUCTS SERIES FUND
  CIGNA VP S&P 500 Index Fund                 Templeton Asset Allocation Fund -- Class 1
FIDELITY VARIABLE INSURANCE PRODUCTS FUND     Templeton International Fund -- Class 1
  Equity-Income Portfolio--Initial Class      Templeton Stock Fund -- Class 1
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II  OCC ACCUMULATION TRUST
  Asset Manager Portfolio--Initial Class      Global Equity Portfolio
  Investment Grade Bond Portfolio--Initial    Managed Portfolio
   Class                                      Small Cap Portfolio



Review your personal financial objectives and discuss them with a qualified financial counselor before you buy a variable life insurance policy. This Policy may, or may not, be appropriate for your individual financial goals. The value of the Policy and, under one option, the death benefit amount depend on the investment results of the funding options you select.



TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT MUTUAL FUNDS' PROSPECTUSES WITH IT. KEEP ALL FOR FUTURE REFERENCE.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.



THIS POLICY MAY NOT BE AVAILABLE IN ALL STATES, AND THIS PROSPECTUS ONLY OFFERS THE POLICY FOR SALE IN JURISDICTIONS WHERE SUCH OFFER AND SALE ARE LAWFUL.



                         Prospectus Dated: May 1, 1999

                               TABLE OF CONTENTS

                                                PAGE
                                              ---------
Policy Summary..............................          3
Charges; Fees...............................          5
    Premium Load............................          5
    Monthly Deductions......................          5
    Transaction Fee for Excess Transfers....          5
    Mortality and Expense Risk Charge.......          5
    Expense Data/Fee Table..................          6
    Surrender Charge........................          8
The Company, the Separate Account and the
 General Account............................          8
Buying Variable Life Insurance..............         10
  Replacements..............................         11
The Funds...................................         11
  General...................................         14
  Substitution of Securities................         15
  Voting Rights.............................         15
  Fund Participation Agreements.............         15
Death Benefit...............................         15
    Death Benefit Options...................         15
    Changes in Death Benefit Option.........         16
    Guaranteed Death Benefit Provision......         16
    Payment of Death Benefit................         16
    Changes in Specified Amount.............         17
Premium Payments; Transfers.................         17
    Premium Payments........................         17
    Allocation of Net Premium Payments......         18
    Transfers...............................         19
    Optional Variable Account Sub-Account
     Allocation Programs....................         20
      Dollar Cost Averaging.................         20
      Automatic Rebalancing.................         20
Policy Values...............................         21
    Accumulation Value......................         21
    Variable Accumulation Unit Value........         21
    Surrender Value.........................         22
Surrenders..................................         22
    Partial Surrenders......................         22
    Full Surrenders.........................         22
    Deferral of Payment and Transfers.......         23
Lapse and Reinstatement.....................         23
    Lapse of a Policy; Effect of Guaranteed
     Death Benefit Provision................         23
    Reinstatement of a Lapsed Policy........         23

                                                PAGE
                                              ---------
Policy Loans................................         23
Settlement Options..........................         24
Other Policy Provisions.....................         25
    Issuance................................         25
    Short-Term Right to Cancel the Policy...         25
    Policy Owner............................         25
    Beneficiary.............................         25
    Assignment..............................         25
    Right to Exchange for a Fixed Benefit
     Policy.................................         26
    Incontestability........................         26
    Misstatement of Age or Sex..............         26
    Suicide.................................         27
    Nonparticipating Policies...............         27
    Riders..................................         27
Tax Matters.................................         27
    Policy Proceeds.........................         27
    Taxation of the Company.................         28
    Section 848 Charges.....................         28
    Other Considerations....................         29
Other Matters...............................         29
    Directors and Officers of the Company...         29
    Distribution of Policies................         29
    Changes of Investment Policy............         30
    Other Contracts Issued by the Company...         30
    State Regulation........................         30
    Reports to Policy Owners................         31
    Advertising.............................         31
    Year 2000 Issues........................         31
    Legal Proceedings.......................         32
    Experts.................................         33
    Registration Statement..................         33
Appendix 1..................................         34
    Corridor Percentages....................         34
Appendix 2..................................         35
    Maximum Cost of Insurance Rates.........         35
Appendix 3..................................         36
    Illustration of Surrender Charges.......         36
Appendix 4..................................         38
    Illustration of Accumulation Values,
     Surrender Values, and Death Benefits...         38
Financial Statements........................
    Separate Account Financials.............     CGVL-1
    Company Financials......................        G-1

POLICY SUMMARY


                    This section is an overview of key Policy features. (Regulations in your state may vary the provisions of your own Policy.) Your Policy is a flexible premium variable life insurance policy. Its value may change on a:

                    1) fixed basis;
                    2) variable basis; or a
                    3) combination of both fixed and variable bases.


                    At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from such tax treatment. The Company reserves the right to return your premium payments if they result in your Policy failing to meet Code requirements.


                    INITIAL CHOICES TO BE MADE

                    The Policy Owner (the "Owner" or "you") is the person named in the "Policy Specifications" who has all of the Policy ownership rights. Under an Employer Group Policy, this person is called the Certificate Owner and is given a Certificate in place of a Policy. If no Owner is named, the Insured (the person whose life is insured under the Policy or the Certificate) will be the Owner of the Policy. You, as the Owner, have three important choices to make when the Policy is first purchased. You need to choose:

                    1) one of the two Death Benefit Options;
                    2) the amount of premium you want to pay; and

                    3) the amount of your Net Premium Payment to be placed in
                       each of the funding options you select.


                    LEVEL OR VARYING DEATH BENEFIT

                    The Death Benefit is the amount the Company pays to the Beneficiary(ies) when the Insured dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the Death Benefit. The Company calculates the Death Benefit payable as of the date on which the Insured died.

                    When you purchase your Policy, you must choose one of two Death Benefit Options:

                    1) a level death benefit; or
                    2) a varying death benefit.

                    If you choose the level Death Benefit Option, the Death Benefit will be the greater of:

                    1) the Specified Amount, which is the amount of the death
                       benefit in effect for the Policy when the Insured died (The Specified Amount is on the Policy's Specification
                       Page); or

                    2) the Corridor Death Benefit, which is the death benefit
                       calculated as a percentage of the Accumulation Value.


                    If you choose the varying Death Benefit Option, the Death Benefit will be the greater of:

                    1) the Specified Amount plus the Net Accumulation Value when the Insured died. The Net Accumulation Value is the total of the balances in the Fixed Account, and the Variable Account minus any outstanding Loan Account amounts; or

                    2) the Corridor Death Benefit. See page 15.



                    This policy contains a Guaranteed Initial Death Benefit Premium. This means that the Death Benefit will not be lower than the Initial Specified Amount for the first five Policy years after issue, regardless of the gains or losses of the Funds you select as long as you pay that Premium. Therefore, the Initial Death Benefit under your Policy would be guaranteed for five years even though your Net Accumulation Value is insufficient to pay your current Monthly Deductions. If you have borrowed against your Policy or surrendered a portion of your Policy, your Initial Death Benefit will be reduced by the Loan Account balance and any surrendered amount.


                    CHANGES IN SPECIFIED AMOUNT



                    The Initial Specified Amount is the amount originally chosen by the Policy Owner and is initially equal to the Death Benefit.



                    Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum Specified Amount is currently $100,000. Such changes will affect other aspects of your Policy. See page 16.


                    AMOUNT OF PREMIUM PAYMENT

                    When you apply for your Policy, you must decide how much premium to pay. Premium payments may be changed within the limits described on page 17.


                    You may use the value of the Policy to pay the premiums due and continue the Policy in force if sufficient values are available for premium payments. Be careful; if the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more premium payments. Charges against Policy values for the cost of insurance (see page 5) increase as the Insured gets older.



                    If your Policy lapses because your Monthly Premium Deduction is larger than the Net Accumulation Value, you may reinstate your Policy. See page 23.



                    When you first receive your Policy you will have 10 days to look it over, unless state law requires a greater time. This is called the "Right-to-Examine" period. Use this time to review your Policy and make sure it meets your needs. During this period your Initial Premium Payment will be deposited in the Fixed Account. If you then decide you do not want your Policy, we will return all Premium Payments to you with no interest paid. See page 23.


                    SELECTION OF FUNDING VEHICLES


                    This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the contract. If you put money into the variable funding options, you assume all the investment risk on that money. This means that if the mutual fund(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If those funds lose value, so does your Policy. Each fund has its own investment objective. You should review each fund's Prospectus before making your decision.



                    You must choose the Fund(s) in which you want to place each Net Premium Payment. The Sub-Accounts make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. You may also choose to place your Net Premium Payment or part of it into the Fixed Account. A Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. See page 6.


                    You may also use The Company's Fixed Account to fund your Policy. Net Premium payments put into the Fixed Account:

                     - become part of the Company's General Account;

                     - do not share the investment experience of the Separate
                       Account; and

                     - have a guaranteed minimum interest rate of 4% per year.


                    Interest beyond 4% is credited at the Company's discretion. For additional information on the Fixed Account, see page 8.



CHARGES; FEES



                    PREMIUM LOAD



                    A deduction of 5.0% of each Premium Payment is made to cover the premium load. This load represents state taxes and federal income tax liabilities and a portion of our sales expenses. The 2.35% portion of this deduction for premium taxes may be higher or lower than the actual tax imposed by the applicable jurisdiction; it is in the mid-range of state premium taxes, which range from 1.75% to 5.0%. We estimate 1.15% of each Premium Payment will be used to meet federal income tax liabilities attributable to the treatment of deferred acquisition costs. The remaining 1.5% of the deduction is for sales expenses.



                    MONTHLY DEDUCTIONS



                    We make a Monthly Deduction from the Net Accumulation Value for administrative expenses, of $15 during the first Policy Year and, currently, $5 during subsequent Policy Years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports and will not exceed our costs. For subsequent Policy Years, this monthly fee will never exceed $10 for non-New York Policies, $7.50 for New York Policies.



                    We also make a Monthly Deduction from the Net Accumulation Value for the Cost of Insurance and any charges for supplemental riders. The Cost of Insurance depends on the attained age, risk class and gender classification (in accordance with state law) of the Insured and the current Net Amount at Risk.



                    The Cost of Insurance is determined by dividing the Death Benefit at the previous Monthly Anniversary Day by 1.0032737, subtracting the Accumulation Value at the previous Monthly Anniversary Day, and multiplying the result (the Net Amount at Risk) by the applicable Cost of Insurance Rate as determined by the Company. The Guaranteed Maximum Cost of Insurance Rates are in Appendix 2.



                    These Monthly Deductions are deducted proportionately from the value of each funding option. This is accomplished for the Sub-Accounts by canceling Accumulation Units and withdrawing the value of the canceled Accumulation Units from each funding option in the same proportion as their respective values have to the Net Accumulation Value. The Monthly Deductions are made on the Monthly Anniversary Day.



                    If the Insured is still living at age 100, no further Monthly Deductions are taken and any Separate Account Value is transferred to the Fixed Account. The Policy will then remain in force until surrender or the Insured's death.



                    TRANSACTION FEE FOR EXCESS TRANSFERS



                    There will be a $25 transaction fee for each transfer between funding options in excess of 12 during any Policy Year.



                    MORTALITY AND EXPENSE RISK CHARGE



                    For mortality and expense risks, a daily deduction, currently equivalent to .80% per year during the first twelve Policy Years and .55% per year thereafter, is made from amounts held in the Separate Account. This deduction is guaranteed not to exceed .90% per year (in New York, 0.65% after year 13).

EXPENSE DATA



The purpose of the following Table is to help Purchasers and prospective purchasers understand the costs and expenses that are borne, directly and indirectly, by Purchasers assuming that all Net Premium Payments are allocated to the Separate Account. The table reflects expenses of the Separate Account as well as of the individual Funds underlying the Sub-Accounts. The Mortality and Expense Risk Charge shown is the currently charged rate during the first twelve Policy Years. It currently declines to .55% per year thereafter and is guaranteed not to exceed .90% per year, .65% per year for New York Policies. Fund expenses are based on historical fund expenses as a percentage of net assets for the year ended December 31, 1998, except as indicated. Expenses of the funds are not fixed or specified under the terms of the Contracts, and actual expense may vary.



                                   FEE TABLE


                                             AIM VARIABLE INSURANCE FUNDS, INC.
                                     --------------------------------------------------
                                       AIM V.L.
                                        CAPITAL       AIM V.I.     AIM V.I.   AIM V.I.
                                     APPRECIATION   DIVERSIFIED     GROWTH      VALUE
                                         FUND       INCOME FUND      FUND       FUND
                                     -------------  ------------   --------   ---------
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense Risk
 Charge............................      0.80%           0.80%      0.80%      0.80%
Total Separate Account Annual
 Expenses..........................      0.80%           0.80%      0.80%      0.80%
FUND PORTFOLIO ANNUAL EXPENSES
Management Fees....................      0.62%           0.60%      0.64%      0.61%
12(b)1 Fees........................        --              --         --         --
Other Expenses.....................      0.05%           0.17%      0.08%      0.05%
Total Fund Operating Expenses
 Without Waivers or Reductions.....      0.67%           0.77%      0.72%      0.66%
Total Waivers and Reductions.......        --              --         --         --
Total Fund Operating Expenses with
 Waivers or Reductions.............      0.67%           0.77%      0.72%      0.66%

                                                                              FIDELITY VARIABLE INSURANCE
                                                                                    PRODUCTS FUNDS
                                                                           ---------------------------------
                                                  CIGNA VP                  VIP II       VIP        VIP II
                                                    GROUP                   ASSET      EQUITY-    INVESTMENT
                                     -----------------------------------   MANAGER     INCOME     GRADE BOND
                                         CIGNA VP            CIGNA         PORTFOLIO  PORTFOLIO   PORTFOLIO
                                          MONEY              VP S&P        (INITIAL   (INITIAL     (INITIAL
                                       MARKET FUND       500 INDEX FUND     CLASS)     CLASS)       CLASS)
                                     ----------------   ----------------   --------   ---------   ----------
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense Risk
 Charge............................            0.80%              0.80%       0.80%      0.80%      0.80%
Total Separate Account Annual
 Expenses..........................            0.80%              0.80%       0.80%      0.80%      0.80%
FUND PORTFOLIO ANNUAL EXPENSES
Management Fees....................            0.35%              0.25%       0.54%      0.49%      0.43%
12(b)1 Fees........................           --                 --          --         --            --
Other Expenses.....................            0.38%              0.19%       0.10%      0.09%      0.14%
Total Fund Operating Expenses
 Without Waivers or Reductions.....            0.73%              0.44%       0.64%      0.58%      0.57%
Total Waivers and Reductions.......           (0.23%)            (0.19%)     --         --            --
Total Fund Operating Expenses with
 Waivers or Reductions.............            0.50%(1)           0.25%(1)    0.64%(2)    0.58%(2)   0.57%


------------------------

(1) Through May 1, 2000, the Funds' adviser has agreed to bear expenses of the Funds so that Total Fund Portfolio Annual Operating Expenses do not exceed 0.50% and 0.25% of average daily net asset value for the VP Money Market and the VP S&P 500 Index Funds, respectively. Otherwise, Total Fund Portfolio Annual Operating Expenses would have been 0.73% and 0.44% of average daily net asset value for 1998 for the VP Money Market and the VP S&P 500 Index Funds, respectively.



(2) A portion of the brokerage commissions that certain funds paid was used to reduce funds expenses. In addition, certain funds or Fidelity Management & Research on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, Total operating expenses presented in the table would have been 0.63% for the VIP II Asset Manager Portfolio and 0.57% for the VIP Equity-Income Portfolio.

The table does not reflect the monthly deductions for the cost of insurance and any riders, nor does it reflect the monthly deduction of $15 during the first Policy Year, and currently, $5 thereafter for administrative expenses. The information set forth should be considered together with the information provided in this Prospectus under the heading "Charges and Fees", and in each Fund's Prospectus. All expenses are expressed as a percentage of average account value.


                 MFS VARIABLE INSURANCE TRUST
   ---------------------------------------------------------
       MFS             MFS
     EMERGING         TOTAL          MFS         MFS GLOBAL
      GROWTH         RETURN       UTILITIES     GOVERNMENTS
      SERIES         SERIES         SERIES         SERIES
   ------------    -----------   ------------   ------------
       0.80%          0.80%          0.80%          0.80%

       0.80%          0.80%          0.80%          0.80%

       0.75%          0.75%          0.75%          0.75%
      --             --             --             --
       0.10%(4)       0.16%(4)       0.26%(4)       0.36%(4)
           %
       0.85           0.91%          1.01%          1.11%
      --             --             --             (0.10%)
           %(4)
       0.85           0.91%(4)       1.01%(4)       1.01%(4)


                         TEMPLETON VARIABLE PRODUCTS
                                 SERIES FUNDS
                 --------------------------------------------
   ------------    TEMPLETON
       MFS           ASSET           TEMPLETON      TEMPLETON
     EMERGING      ALLOCATION      INTERNATIONAL      STOCK
      GROWTH          FUND             FUND           FUND
      SERIES        CLASS 1           CLASS 1        CLASS 1
   ------------  --------------    -------------    ---------
       0.80%           0.80%               0.80%        0.80%
       0.80%           0.80%               0.80%        0.80%
       0.75%           0.60%               0.69%        0.70%
      --             --                 --             --
       0.10%(4)        0.18%               0.17%        0.19%
           %

       0.85            0.78%               0.86%        0.89%

      --             --                 --             --
           %(4)

       0.85            0.78%               0.86%        0.89%


   ------------         OCC ACCUMULATION TRUST
       MFS        -----------------------------------
     EMERGING      GLOBAL
      GROWTH       EQUITY       MANAGED     SMALL CAP
      SERIES      PORTFOLIO    PORTFOLIO    PORTFOLIO
   ------------   ---------    ---------    ---------
       0.80%          0.80%        0.80%        0.80%
       0.80%          0.80%        0.80%        0.80%
       0.75%          0.80%        0.78%        0.80%
      --             --           --           --
       0.10%(4)       0.33%(5)     0.04%(5)     0.08%(5)
           %

       0.85           1.13%(6)     0.82%(6)     0.88%(6)

      --             --           --           --
           %(4)

       0.85           1.13%        0.82%        0.88%

------------------------
(4) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.
(5) Other Expenses are shown gross of expense offsets afforded the Portfolios which effectively lowered overall custody expenses.
(6) Total Portfolio Expenses for the Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Total Portfolio Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets.

                    SURRENDER CHARGE



                    Upon surrender of a Policy, a surrender charge may apply, as described below. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. (See "Appendix 3 -- Illustration of Surrender Charges".)



                    The initial Surrender Charge, as specified in the Policy, is based on the Initial Specified Amount and the amount of Premium Payments during the first two Policy Years. Once determined, the Surrender Charge will remain the same dollar amount during the third through fifth Policy Years. Thereafter, it declines monthly at a rate of 20% per year so that after the end of the tenth Policy Year (assuming no increases in the Specified Amount) the Surrender Charge will be zero. Thus, the Surrender Charge at the end of the sixth Policy Year would be 80% of the Surrender Charge at the end of the fifth Policy Year, at the end of the seventh Policy Year would be 60% of the Surrender Charge at the end of the fifth Policy Year, and so forth. However, in no event will the Surrender Charge exceed the maximum allowed by state or federal law.



                    If the Specified Amount is increased, a new Surrender Charge will be applicable, in addition to any existing Surrender Charge. The Surrender Charge applicable to the increase would be equal to the Surrender Charge on a new policy whose Specified Amount was equal to the amount of the increase. As of the date of this Prospectus, the minimum allowable increase in Specified Amount is $1,000. The Company may change this at any time.



                    If the Specified Amount is decreased while the Surrender Charge applies, the Surrender Charge will remain the same.



                    No Surrender Charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the Sub-Accounts (and, where applicable, the Fixed Account) from which the partial surrender proceeds are taken unless the Owner instructs the Company otherwise.



                    The portion of the Surrender Charge applied to reimburse the Company for sales and promotional expense is at most 28.5% of the sum of Premium Payments in the first two Policy Years up to one Guideline Annual Premium, plus 8.5% of Premium Payments in the first two Policy Years between one and two times one Guideline Annual Premium plus 7.5% of Premium Payments in the first two Policy Years in excess of two times one Guideline Annual Premium. The portion applicable to administrative expense is $6.00 per $1,000 of Initial Specified Amount. Under certain circumstances involving the payment of very large premiums during the first two Policy Years, a lesser portion of the Surrender Charge will be applied to reimburse us for sales and promotional expense, to the extent required by federal or state law. Any surrenders may result in tax implications. (See "Tax Matters".)



                    Based on its actuarial determination, the Company does not anticipate that the Surrender Charge will cover all sales and administrative expenses which the Company will incur in connection with the Policy. Any such shortfall, including but not limited to payment of sales and distribution expenses, would be available for recovery from our General Account, which supports insurance and annuity obligations.


THE COMPANY, THE SEPARATE ACCOUNT AND
THE GENERAL ACCOUNT

                    The Company is a Connecticut life insurance company incorporated in 1865, located at 900 Cottage Grove Road, Hartford, CT 06152. Wholly-owned by Connecticut General Corporation, and in turn by CIGNA Holdings, Inc. and CIGNA Corporation, it is licensed to do business in all states, the District of Columbia and Puerto Rico.

                    CG Variable Life Insurance Separate Account II is a "separate account" of the Company established pursuant to a July 6, 1994 resolution of our Board of Directors. Under Connecticut law, the assets of the Separate Account attributable to the Policies, though our property, are not chargeable with liabilities of any other business of the Company and are available first to satisfy our obligations under the Policies. The Separate Account income, gains, and losses are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Its values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a "unit investment trust" under the 1940 Act and meets the 1940 Act's definition of "separate account". Such registration does not involve Commission supervision of the Separate Account or our management, investment practices, or policies. We have other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.



                    The Separate Account is divided into Sub-Accounts, each of which is invested solely in the shares of one of the Funds. On each Valuation Day, Net Premium Payments allocated to the Separate Account will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account II are raised by selling Fund shares at net asset value.



                    The Funds and their investment objectives, which they may or may not achieve, are on pages 11-14. More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.


                    We reserve the right to add, withdraw or substitute Funds, subject to the conditions of the Policy and to compliance with regulatory requirements, if in our sole discretion legal, regulatory, marketing, tax or investment considerations so warrant or in the event a particular Fund is no longer available for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.

                    Shares of the Funds may be used by us and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a separate account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.


                    Effective January 1, 1998, CIGNA contracted the administrative servicing obligations of its individual variable life insurance business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LLANY). Although CIGNA is responsible for all policy terms and conditions, Lincoln Life and LLANY are responsible for servicing the individual life insurance contracts, including payment of benefits, oversight of investment management and contract administration.


                    A Policy may also be funded in whole or in part through the "Fixed Account", part of the Company's General Account supporting its insurance and annuity obligations. We will credit interest on amounts held in the Fixed Account as we determine from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the 1933

                    Act in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.

BUYING VARIABLE LIFE INSURANCE

                    The Policies this Prospectus offers are variable life insurance policies which provide death benefit protection. Investors not needing death benefit protection should consider other forms of investment, as there are extra costs and expenses of providing the insurance feature. Further, life insurance purchasers who are risk-aversive or want more predictable premium levels and benefits may be more comfortable buying more traditional, non-variable life insurance. However, variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection and willing to assume investment risk and to monitor investment choices they have made.

                    Flexibility starts with the ability to make differing levels of premium payments. A young family just starting out may only be able to pay modest premiums initially but hope to increase premium payments over time. At first, this family would be paying primarily for the insurance feature (perhaps at ages where the insurance cost is relatively low) and later use a Policy more as a savings vehicle. A customer at peak earning capacity may wish to pay substantial premiums for a limited number of years prior to retirement, after which Policy values may suffice, based on future expected return results, though not guaranteed, to keep the Policy inforce for the expected lifetime and to provide, through loans, supplemental retirement income. A customer may be able to pay a large single premium, using the Policy primarily as a savings and investment vehicle for potential tax advantages. A parent or grandparent may find a policy on the life of a child or grandchild a useful gifting opportunity over a period of years and the basis of an investment program for the donee. A business may be able to use a Policy to fund non-qualified executive compensation or business continuation plans.

                    Sufficient premiums must always be paid to keep a policy inforce, and there is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. The Guaranteed Death Benefit Provision, if elected, may help to assure a death benefit even if investment results are unfavorable.

                    Flexibility also results from being able to select, monitor and change investment choices within a Policy. With the wide variety of funding options available, it is possible to fine tune an investment mix and change it to meet changing personal objectives or investment conditions. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

                    Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. And any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis. These situations would normally result in immediate tax liabilities in the case of direct investment in mutual funds.


                    While these tax deferral features also apply to variable annuities, liquidity (the ability of Policy owners to access Policy values) is normally more easily achieved with variable life insurance. Unless a policy has become a "modified endowment contract" (see page 26), an owner can borrow Policy values tax-free, without surrender charges and at low net interest cost. Policy loans can be a source of retirement income. Variable annuity withdrawals are generally taxable to the extent of accumulated income, may be subject to surrender charges, and will result in penalty tax if made before age 59 1/2.

                    Depending on the death benefit option chosen, accumulated Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insured's age (see page 15). The death benefit is income-tax free and may, with proper estate planning, be estate-tax free. A tax advisor should be consulted.


                    Certain costs and expenses of variable life insurance ownership which are directly related to Policy values (i.e. asset based costs) are not unlike those incurred through investment in mutual funds or variable annuities. A significant additional cost of variable life insurance is the "cost of insurance" charge which is imposed on the "amount at risk" (the death benefit less Policy value) and increases as the insured grows older. This charge varies by age, underwriting classification, smoking status and in most states by gender. The effect of its increase can be seen in illustrations in this Prospectus (see Appendix 4) or in personalized illustrations available upon request. Surrender charges, which decrease over time, are another significant additional cost if the Policy is not retained.


                    REPLACEMENTS

                    Before purchasing the Policy to replace, or to be funded with proceeds borrowed or withdrawn from, an existing life insurance policy, an applicant should consider a number of matters. Will any commission will be paid to an agent or any other person with respect to the replacement? Are coverages and comparable values available from the Policy, as compared to his or her existing policy? The Insured may no longer be insurable, or the contestability period may have elapsed with respect to the existing policy, while the Policy could be contested. The Owner should consider similar matters before deciding to replace the Policy or withdraw funds from the Policy for the purchase of funding a new policy of life insurance.

THE FUNDS


                    Each of the nineteen Sub-Accounts of the Separate Account is invested solely in the shares of one of the nineteen Funds available as funding vehicles under the Policies. Each of the Funds is a series of one of seven entities, all Massachusetts business trusts, except for AIM Variable Insurance Funds, Inc., a Maryland corporation. Each such entity is registered as an open-end, diversified management investment company under the 1940 Act. These entities are collectively referred to herein as the "Trusts."


                    The seven Trusts and their Investment advisers and distributors are:

                        AIM Variable Insurance Funds, Inc. ("AIM V.I. Fund"), managed by A I M Advisors, Inc., and distributed by A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173;

                        CIGNA Variable Products Group ("CIGNA Group"), managed by CIGNA Investments, Inc., and distributed by CIGNA Financial Services, Inc., One Commercial Plaza, 280 Trumbull Street, Hartford, CT 06103;


                        Variable Insurance Products Fund ("Fidelity VIP"), and Variable Insurance Products Fund II ("Fidelity VIP II"), managed by Fidelity Management & Research Company and distributed by Fidelity Distributors Corporation, 82 Devonshire Street, Boston, MA 02109;


                        MFS-Registered Trademark- Variable Insurance Trust ("MFS Trust"), managed by Massachusetts Financial Services Company and distributed by MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116;

                        Templeton Variable Products Series Fund ("Templeton Trust"), managed by Templeton Investment Counsel, Inc. and its Templeton and Franklin affiliates and distributed by Franklin Templeton Distributors, Inc., 700 Central Avenue, St. Petersburg, FL 33701;


                        OCC Accumulation Trust ("OCC Trust") (formerly Quest for Value Accumulation Trust), managed by OpCap Advisors (formerly Quest for Value Advisors) and distributed by OCC Distributors (formerly Quest for Value Distributors), One World Financial Center, New York, NY 10281.

                    Four Funds of AIM V.I. Fund are available under the
                    Policies:

                        AIM V.I. Capital Appreciation Fund;
                        AIM V.I. Diversified Income Fund;
                        AIM V.I. Growth Fund;
                        AIM V.I. Value Fund.

                    Two Funds of CIGNA Variable Products Group are available under the Policies:

                        CIGNA VP Money Market Fund;
                        CIGNA VP S&P 500 Index Fund.

                    One Fund of FIDELITY VIP is available under the Policies:


                        Equity-Income Portfolio--Initial Class ("Fidelity VIP Equity-Income Portfolio").


                    Two Funds of FIDELITY VIP II are available under the
                    Policies:


                        Asset Manager Portfolio--Initial Class ("Fidelity VIP II
                    Asset Manager Portfolio");
                        Investment Grade Bond Portfolio--Initial Class
                    ("Fidelity VIP II Investment Grade Bond Portfolio").


                    Four Funds of MFS Trust are available under the Policies:


                        MFS Emerging Growth Series;
                        MFS Total Return Series;
                        MFS Utilities Series;
                        MFS Global Governments Series (formerly World
                    Governments Series).


                    Three Funds of TEMPLETON Trust are available under the
                    Policies:

                        Templeton Asset Allocation Fund: Class 1;
                        Templeton International Fund: Class 1;
                        Templeton Stock Fund: Class 1.

                    Three Funds of OCC Accumulation Trust are available under the Policies:

                        Global Equity Portfolio;
                        Managed Portfolio;
                        Small Cap Portfolio.


                    The investment advisory fees charged the Funds by their advisers are shown on pages 6 and 7 of this Prospectus.


                    There follows a brief description of the investment objective and program of each Fund. There can be no assurance that any of the stated investment objectives will be achieved.


                    AIM V.I. CAPITAL APPRECIATION FUND (Small Cap Stocks): Seeks growth of capital through investment in common stocks, with emphasis on medium and small-sized growth companies. The investment advisor will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings.

                    AIM V.I. DIVERSIFIED INCOME FUND (Fixed
                    Income - Intermediate Term Bonds): Seeks to achieve a high level of current income primarily by investing in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds").


                    AIM V.I. GROWTH FUND (Large Cap Stocks): Seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum. Current income will not be a criterion of investment selection, and any such income should be considered incidental.



                    AIM V.I. VALUE FUND (Large Cap Stocks): Seeks to achieve long-term growth of capital by investing primarily in equity securities judged by its investment advisor to be undervalued relative to the investment advisor's appraisal of current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective and would be satisfied principally from the interest (interest and dividends) generated by the common stocks, convertible bonds and convertible preferred stocks that make up the Fund's portfolio.


                    CIGNA VP MONEY MARKET FUND (Money Market): Seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term money market instruments.

                    CIGNA VP S&P 500 INDEX FUND (Large Cap Stocks): Seeks to achieve its objective of long-term growth of capital by attempting to replicate the composition and total return, reduced by fund expenses, of the Standard and Poor's 500 Composite Stock Price Index.


                    FIDELITY VIP II ASSET MANAGER PORTFOLIO--INITIAL CLASS (Balanced or Total Return): Seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.



                    FIDELITY VIP II INVESTMENT GRADE BOND PORTFOLIO--INITIAL CLASS (Fixed Income - Intermediate Term Bonds): Seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S.
                    dollar-denominated investment-grade bonds.



                    FIDELITY VIP EQUITY-INCOME PORTFOLIO--INITIAL CLASS (Large Cap Stocks): Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500).


                    MFS EMERGING GROWTH SERIES (Large Cap Stocks): Seeks to provide long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.

                    MFS TOTAL RETURN SERIES (Balanced or Total Return): Seeks primarily to obtain above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

                    MFS UTILITIES SERIES (Specialty): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal circumstances, at least 65% of its assets in equity and debt securities of utility companies.

                    MFS WORLD GOVERNMENTS SERIES (International Fixed Income):
                    Seeks not only preservation, but also growth, of capital together with moderate current income through a professionally managed, internationally diversified portfolio consisting primarily of debt securities and to a lesser extent equity securities.


                    TEMPLETON ASSET ALLOCATION FUND -- CLASS 1 (Balanced or Total Return): Seeks a high level of total return. Invests in stocks of companies in any nation, debt securities of companies and governments of any nation, and in money market instruments. Assets are allocated among different investments depending upon worldwide market and economic conditions.



                    TEMPLETON INTERNATIONAL FUND -- CLASS 1 (International Stocks): Seeks long-term capital growth. It invests primarily in stocks of companies outside the United States, including emerging markets. Any income realized will be incidental.



                    TEMPLETON STOCK FUND -- CLASS 1 (Global Stocks): Seeks long-term capital growth. Invests primarily in equity securities issued by companies, large and small, in various nations throughout the world, including the United States and emerging markets.


                    OCC ACCUMULATION TRUST GLOBAL EQUITY PORTFOLIO (International Stocks): Seeks long-term capital appreciation through a global investment strategy primarily involving equity securities.

                    OCC ACCUMULATION TRUST MANAGED PORTFOLIO (Balanced or Total Return): Seeks growth of capital over time through investment in a portfolio of common stocks, bonds and cash equivalents, the percentage of which will vary based on management's assessments of relative investment values.

                    OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO (Small Cap Stocks): Seeks capital appreciation through investments in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.


                    Several of the portfolios may invest in non-investment grade, high yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Fund prospectuses. Please read these prospectuses carefully.


                    GENERAL

                    There is no assurance that the investment objective of any of the Funds will be met. A Policy Owner bears the complete investment risk for Accumulation Values allocated to a Sub-Account. Each of the Sub-Accounts involves inherent investment risk, and such risk varies significantly among the Sub-Accounts. Policy Owners should read each Fund's prospectus carefully and understand the Funds' relative degrees of risk before making or changing investment choices. Additional Funds may, from time to time, be made available as investments to underlie the Policies. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company (See "Premium Payments").

                    Required premium levels will vary based on market performance. In a prolonged market downturn, affecting all Sub-Accounts, additional Premium Payments may be necessary to maintain the level of coverage or to avoid lapsing of the Policy. Review of periodic contract statements is strongly suggested to determine appropriate premium requirements.

                    SUBSTITUTION OF SECURITIES


                    If the shares of any Fund should no longer be available for investment by the Separate Account or if, in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the investment objectives of the Policies, the Company may substitute shares of another Fund. No substitution of securities in any Sub-Account may take place without prior approval of the Commission and under such requirements as it may impose.


                    VOTING RIGHTS


                    In accordance with its view of present applicable law, the Company will vote the shares of each Fund held in the Separate Account at special meetings of the shareholders of the particular Trust in accordance with written instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trusts do not hold regular meetings of shareholders.



                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the appropriate Trust not more than sixty (60) days prior to the meeting of the particular Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.



                    The Funds' shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and other life insurance companies. The Trusts do not foresee any disadvantage to Policy Owners arising out of the fact that shares may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trusts' Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force a Fund to sell portfolio securities at disadvantageous prices.


                    FUND PARTICIPATION AGREEMENTS


                    The Company has entered into agreements with the various Trusts and their advisers or distributors under which the Company makes the Funds available under the Policies and performs certain administrative services. The advisers or distributors may compensate the Company therefor at rates ranging from .10% to .25% per year of Policy assets held in a particular Fund.


DEATH BENEFIT

                    DEATH BENEFIT OPTIONS

                    Two different Death Benefit Options are available for determining the Death Benefit. The amount payable under either option will be determined as of the date of the Insured's death.

                    Under OPTION 1 the Death Benefit will be the greater of the Specified Amount (a minimum of $100,000 as of the date of this Prospectus), or the applicable percentage (the "Corridor Percentage") of the Accumulation Value required to maintain the Policy as a "life insurance contract" for tax purposes (the "Corridor Death Benefit"). The Corridor

                    Percentage is 250% through the Insured's age 40 and decreases in accordance with the table in "Payment of Death Benefit" to 100% at the Insured's age 95. Option 1 provides a level Death Benefit until the Corridor Death Benefit exceeds the Specified Amount.

                    Under OPTION 2 the Death Benefit will be the greater of the Specified Amount (a minimum of $100,000 as of the date of this Prospectus), plus the Accumulation Value, or the Corridor Death Benefit. Option 2 provides a varying Death Benefit which increases or decreases over time, depending on the amount of premium paid and the investment performance of the underlying funding options chosen.

                    Under both Option 1 and Option 2, the proceeds payable upon death will be the Death Benefit, reduced by partial surrenders and by the amount necessary to repay any loans in full. Option 1 will be in effect unless Option 2 has been elected in the application for the Policy or unless a change has been allowed.

                    CHANGES IN DEATH BENEFIT OPTION


                    A Death Benefit Option change will be allowed upon the Owner's written request to our administrative office in form satisfactory to the Company, subject to the following conditions:


                     - The change will take effect on the Monthly Anniversary
                       Day or on the next Valuation Day following the date of receipt of the request.

                     - There will be no change in the Surrender Charge, and
                       evidence of insurability may be required.

                     - No change in the Death Benefit Option may reduce the
                       Specified Amount below $100,000.

                     - For changes from Option 1 to Option 2, the new Specified
                       Amount will equal the Specified Amount less the Accumulation Value at the time of the change.

                     - For changes from Option 2 to Option 1, the new Specified
                       Amount will equal the Specified Amount plus the Accumulation Value at the time of the change.

                    GUARANTEED DEATH BENEFIT PROVISION

                    The Guaranteed Death Benefit Provision assures that, as long as the Guaranteed Initial Death Benefit Premium is paid, the Death Benefit will not be less than the Initial Specified Amount during the first five Policy Years even if the Net Accumulation Value is insufficient to cover the current Monthly Deductions, assuming there have been no loans or partial surrenders.

                    Changes in Initial Specified Amount, partial surrenders, and Death Benefit Option changes during the first five Policy Years may affect the Guaranteed Death Benefit Premium. These events and loans may also affect the Policy's ability to remain in force.

                    PAYMENT OF DEATH BENEFIT

                    The Death Benefit is the amount payable to the Beneficiary upon the death of the Insured in accordance with the Death Benefit Option elected. Any outstanding loan amounts or overdue deductions are deducted prior to payment of the proceeds.


                    The Death Benefit under the Policy will be paid in a lump sum within seven days after receipt at our administrative office of due proof of the Insured's death (a certified copy of the death certificate), unless the Owner or the Beneficiary has elected that it be paid under one or more of the Settlement Options (See "Settlement Options"). Payment of the Death Benefit may be delayed if the Policy is being contested.

                    While the Insured is living, the Owner may elect a Settlement Option for the Beneficiary and deem it irrevocable, and may revoke or change a prior election. The Beneficiary may make or change an election within 90 days of the death of the Insured, unless the Owner has made an irrevocable election.

                    All or a part of the Death Benefit may be applied under one or more of the Settlement Options, or such other options as the Company may make available in the future.

                    If the Policy is assigned as collateral security, the Company will pay any amount due the assignee in one lump sum. Any excess Death Benefit due will be paid as elected.

                    The Death Benefit under the Policy at any point in time must be at least the "Corridor Percentage" of the Accumulation Value based on the Insured's attained age. The table of Corridor Percentages is in Appendix 1.

                    CHANGES IN SPECIFIED AMOUNT


                    Changes in the Specified Amount of a Policy can be made by submitting a written request to our administrative office in form satisfactory to us.


                    Changes in the Specified Amount are subject to the following conditions:

                     - Satisfactory evidence of insurability and a supplemental application may be required for an increase in the Specified Amount.

                     - An increase in the Specified Amount will increase the
                       Surrender Charge.

                     - As of the date of this Prospectus, the minimum allowable increase in Specified Amount is $1,000.

                     - No decrease may reduce the Specified Amount to less than
                       $100,000.

                     - No decrease may reduce the Specified Amount below the
                       minimum required to maintain the Policy's status under the Code as a life insurance policy.

PREMIUM PAYMENTS; TRANSFERS

                    PREMIUM PAYMENTS

                    The Policies provide for flexible premium payments. Premium Payments are payable in the frequency and in the amount selected by the Policy Owner. The initial Premium Payment is due on the Issue Date and is payable in advance. The minimum payment is the amount necessary to maintain a positive Net Accumulation Value or Guaranteed Minimum Death Benefit. Each subsequent Premium Payment must be at least $100. We reserve the right to decline any application or Premium Payment.


                    After the initial Premium Payment, all Premium Payments must be sent directly to our administrative office and will be deemed received when actually received there.


                    The Policy Owner may elect to increase, decrease or change the frequency of Premium Payments.

                    PLANNED PREMIUMS are Premium Payments scheduled when a Policy is applied for. This is the amount for which the Company sends a premium reminder notice. They can be billed annually, semiannually or quarterly. Pre-authorized automatic monthly check payments may also be arranged.

                    ADDITIONAL PREMIUMS are any Premium Payments made ($100 minimum) in addition to Planned Premiums.

                    GUARANTEED INITIAL DEATH BENEFIT PREMIUM, if paid during each of the first five Policy Years, enables the Policy to remain in force regardless of investment performance, assuming no surrenders or loans during that time. The Guaranteed Initial Death Benefit

                    Premium is stated in the Policy Specifications. An increase in Specified Amount would require a recalculation of the Guaranteed Initial Death Benefit Premium. If this premium is not paid, or there are partial surrenders or loans taken during the first five Policy Years, the Policy will lapse during the first five Policy Years if the Net Accumulation Value is less than the next Monthly Deduction, just as it would after the first five Policy Years at any time the Net Accumulation Value is less than the next Monthly Deduction.

                    Payment of Planned Premiums or Additional Premiums in any amount will not, except as noted above, guarantee that the Policy will remain in force. Conversely, failure to pay Planned Premiums or Additional Premiums will not necessarily cause a Policy to lapse (See "Guaranteed Death Benefit Provision").

                    PREMIUM INCREASES. At any time, the Owner may increase Planned Premiums, or pay Additional Premiums, but:

                     - Evidence of insurability may be required if the
                       Additional Premium or the new Planned Premium during the current Policy Year would increase the difference between the Death Benefit and the Accumulation Value. If satisfactory evidence of insurability is requested and not provided, we will refund the increase in premium without interest and without participation of such amounts in any underlying funding options.

                     - In no event may the total of all Premium Payments exceed the then-current maximum premium limitations established by federal law for a Policy to qualify as life insurance. If, at any time, a Premium Payment would result in total Premium Payments exceeding such maximum premium limitation, we will only accept that portion of the Premium Payment which will make total premiums equal the maximum. Any part of the Premium Payment in excess of that amount will be returned or applied as otherwise agreed and no further Premium Payments will be accepted until allowed by the then-current maximum premium limitations prescribed by law.

                     - If there is any Policy indebtedness, any additional Net
                       Premium Payments will be used first as a loan repayment with any excess applied as an additional Net Premium Payment.

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    The Net Premium Payment is the portion of a Premium Payment, after deduction of 5.0% for the premium load, available for allocation to the Funds you selected.


                    When you purchase a Policy, you must decide how to allocate Net Premium Payments among the Sub-Accounts and the Fixed Account. Allocation to any Sub-Account or to the Fixed Account must be in whole percentages. No allocation can be made which would result in a Sub-Account Value of less than $50 or a Fixed Account value of less than $2,500. For each Sub-Account, the Net Premium Payments are converted into Accumulation Units. The number of Accumulation Units credited to the Policy is determined by dividing the Net Premium Payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account.


                    During the Right-to-Examine Period, the Net Premium Payment will be allocated to the Fixed Account, and interest credited from the Issue Date if the Premium Payment was received on or before the Issue Date. We will allocate the initial Net Premium Payment directly to the Sub-Account(s) you selected within three days after expiration of the Right-to-Examine Period.

                    Unless directed otherwise by the Policy Owner, we will allocate subsequent Net Premium Payments on the same basis as the most recent previous Net Premium Payment, as of the next Valuation Period after each payment is received.

                    You may change the allocation for future Net Premium Payments at any time free of charge, effective for Premium Payments made more than one week after we receive the notice of the new allocation. Any new allocation is subject to the same requirements as the initial allocation. We may, at our sole discretion, waive minimum premium allocation requirements.

                    TRANSFERS


                    Before the Insured attains age 100, Policy values may, at any time, be transferred ($500 minimum) from one Sub-Account to another or from the Separate Account to the Fixed Account. Within the 30 days after each Policy Anniversary, you may also transfer a portion of the Fixed Account Value to one or more Sub-Accounts, until the Insured attains age
                    100. Transfers from the Fixed Account are allowed in the 30-day period after a Policy Anniversary and will be effective as of the next Valuation Day after a request is received in good order at the administrative office. The cumulative amount of transfers from the Fixed Account within any such 30-day period cannot exceed 20% of the Fixed Account Value on the most recent Policy Anniversary. The Company may further limit transfers from the Fixed Account at any time.



                    Subject to the above restrictions, up to 12 transfers may be made in any Policy Year without charge, and any value remaining in the Fixed Account or a Sub-Account after a transfer must be at least $500. Transfers may be made in writing or by telephone unless you have indicated in writing in the application or otherwise that telephone transfers are not to be permitted. To make a telephone transfer, you must call the administrative office and provide, as identification, your Policy Number and a requested portion of your Social Security number. A customer service representative will then come on the line and, upon ascertaining that telephone transfers are permitted for that Policy, take the transfer request, which will be processed as of the next close of business and confirmed the day after that. We disclaim all liability for losses resulting from unauthorized or fraudulent telephone transactions, but acknowledge that if we do not follow these procedures, which it believes to be reasonable, we may be liable for such losses.



                    Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values next determined after a written request is received at the administrative office. Transfer requests must be received by the administrative office by 4:00 Eastern Time in order to be effective that day. Any transfer made which causes the remaining value of Accumulation Units for a Sub-Account to be less than $500 will result in those remaining Accumulation Units being cancelled and their aggregate value reallocated proportionately among the other funding options chosen. You should carefully consider current market conditions and each Sub-Account's investment policies and related risks before allocating money to the Sub-Accounts.


                    The Company, at its sole discretion, may waive minimum balance requirements on the Sub-Accounts.

                    OPTIONAL VARIABLE ACCOUNT SUB-ACCOUNT ALLOCATION PROGRAMS


                    You may elect to enroll in either of the following programs, currently free of charge (though we reserve the right to charge for them). Transfers under these programs do not count against the 12 transfers allowed without charge. Both programs cannot be in effect at the same time.


                    DOLLAR COST AVERAGING


                    Dollar Cost Averaging is a program which, if elected, systematically allocates specified dollar amounts from the Money Market Sub-Account or the Fixed Account to one or more of the Policy's Sub-Accounts at regular intervals as you select. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.


                    You may elect Dollar Cost Averaging by establishing a Money Market Sub-Account or the Fixed Account value of at least $1,000. The minimum amount per month to allocate is $100. Enrollment in this program may occur at any time by calling the Administrative Office or by providing the information requested on the Dollar Cost Averaging election form to us, provided that sufficient value is in the Money Market Sub-Account or the Fixed Account. Transfers to the Fixed Account are not permitted under Dollar Cost Averaging. We may, at our sole discretion, waive Dollar Cost Averaging minimum deposit and transfer requirements.

                    Dollar Cost Averaging will terminate when any of the following occurs: (1) the number of designated transfers has been completed; (2) the value of the Money Market Sub-Account or the Fixed Account is insufficient to complete the next transfer; (3) you request termination by telephone or in writing and such request is received at least one week prior to the next scheduled transfer date to take effect that month; or (4) the Policy is surrendered.

                    AUTOMATIC REBALANCING


                    Automatic Rebalancing is an option which, if elected by the Owner on the initial application, or thereafter by calling the administrative office, periodically restores to a pre-determined level the percentage of Policy Value allocated to each Sub-Account (e.g. 20% Money Market, 50% Growth, 30% Utilities). This pre-determined level will be the allocation initially selected on the application, unless subsequently changed. The Automatic Rebalancing allocation may be changed at any time by submitting a written request to the Company or by calling the administrative office.


                    If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts must be subject to Automatic Rebalancing. The Fixed Account is not available for Automatic Rebalancing.


                    You may select that Automatic Rebalancing take place on a quarterly, semi-annual or annual basis. Once Automatic Rebalancing is activated, any Sub-Account transfers executed outside of the rebalancing option will terminate the Automatic Rebalancing. Any subsequent premium payment or withdrawal that modifies the net account balance within each Sub-Account may also cause termination of Automatic Rebalancing. Any such termination will be confirmed to the Owner. You may terminate Automatic Rebalancing or re-enroll at any time by calling or writing the administrative office.

POLICY VALUES


                    ACCUMULATION VALUE


                    Once a Policy has been issued, each Net Premium Payment allocated to a Sub-Account of the Separate Account is credited in the form of Accumulation Units, representing the Fund in which assets of that Sub-Account are invested. An Accumulation Unit is simply a unit of measure used to calculate the value of a Sub-Account. Each Net Premium Payment will be credited to the Policy as of the end of the Valuation Period in which it is received at the administrative office (or portion thereof allocated to a particular Sub-Account). The number of Accumulation Units credited is determined by dividing the Net Premium Payment by the value of an Accumulation Unit next computed after receipt. Since each Sub-Account has a unique Accumulation Unit value, a Policy Owner who has elected a combination of funding options will have Accumulation Units credited from more than one source.


                    The Accumulation Value of a Policy is determined by: (a) multiplying the total number of Accumulation Units credited to the Policy for each applicable Sub-Account by its appropriate current Accumulation Unit value; (b) if a combination of Sub-Accounts is elected, totaling the resulting values; and (c) adding any values attributable to the General Account (i.e., the Fixed Account Value and the Loan Account Value).

                    The number of Accumulation Units credited to a Policy will not be changed by any subsequent change in the value of an Accumulation Unit. Such value may vary from Valuation Period to Valuation Period to reflect the investment experience of the Fund used in a particular Sub-Account.


                    The Fixed Account Value reflects amounts allocated to the General Account through payment of premiums or transfers from the Separate Account. The Fixed Account Value is guaranteed; however, there is no assurance that the Separate Account Value of the Policy will equal or exceed the Net Premium Payments allocated to the Separate Account.



                    You will be advised at least annually as to the number of Accumulation Units which remain credited to the Policy, the current Accumulation Unit values, the Separate Account Value, the Fixed Account Value and the Loan Account Value.


                    Accumulation Value will be affected by Monthly Deductions.

                    VARIABLE ACCUMULATION UNIT VALUE

                    The Accumulation Unit value for each Sub-Account was established at the inception of the Sub-Account. It may increase or decrease from Valuation Period to Valuation Period. The Accumulation Unit value for a Sub-Account for any later Valuation Period is determined as follows:
                       (1)The total value of Fund shares held in the Sub-Account
                          is calculated by multiplying the number of Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period, and adding any dividend or other distribution of the Fund if an ex-dividend date occurs during the Valuation Period; minus
                       (2)The liabilities of the Sub-Account at the end of the
                          Valuation Period; such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by the Company that the Company determines result from the operations of the Variable Account; and
                       (3)The result of (2) is divided by the number of
                          Sub-Account units outstanding at the beginning of the Valuation Period.

                    The daily charges imposed on a Sub-Account for any Valuation Period are equal to the daily mortality and expense risk charge plus any applicable daily administrative charge multiplied by the number of calendar days in the Valuation Period.

                    SURRENDER VALUE


                    The Surrender Value of a Policy is the amount the Owner can receive in cash by surrendering the Policy. This equals the Net Accumulation Value minus the applicable Surrender Charge. All or part of the Surrender Value may be applied to one or more of the Settlement Options. See "Surrender Charge".


SURRENDERS

                    PARTIAL SURRENDERS


                    A partial surrender may be made at any time by written request to our administrative office during the lifetime of the Insured and while the Policy is in force. Such request may also be made by telephone if telephone transfers have been previously authorized in writing. A $25 transaction fee is charged.


                    The amount of a partial surrender may not exceed 90% of the Surrender Value at the end of the Valuation Period in which the election becomes or would become effective, and may not be less than $500.

                    For an Option 1 Policy (See "Death Benefit"): A partial surrender will reduce the Accumulation Value, Death Benefit, and Specified Amount. The Specified Amount and Accumulation Value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

                    For an Option 2 Policy (See "Death Benefit"): A partial surrender will reduce the Accumulation Value and the Death Benefit, but it will not reduce the Specified Amount.

                    The Specified Amount remaining in force after a partial surrender may not be less than $100,000. Any request for a partial surrender that would reduce the Specified Amount below this amount will not be granted. In addition, if, following the partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited to the extent necessary to meet the federal tax law requirements.

                    If, at the time of a partial surrender, the Net Accumulation Value is attributable to more than one funding option, the $25 transaction charge and the amount paid upon the surrender will be taken proportionately from the values in each funding option, unless you and we agree otherwise.

                    FULL SURRENDERS


                    A full surrender may be made at any time. We will pay the Surrender Value next computed after receiving your written request at the administrative office in a form satisfactory to us. Payment of any amount from the Separate Account on a full surrender will usually be made within seven calendar days thereafter.

                    DEFERRAL OF PAYMENT AND TRANSFERS


                    Payment of the surrendered amount from the Separate Account may be postponed when the New York Stock Exchange is closed and for such other periods as the Commission may require. Payment or transfer from the Fixed Account may be deferred up to six months at our option. If the Company exercises its right to defer such payment or transfer interest will be added as required by law.


LAPSE AND REINSTATEMENT

                    LAPSE OF A POLICY; EFFECT OF GUARANTEED DEATH BENEFIT PROVISION


                    A Policy will not lapse during the five-year period after its Issue Date regardless of investment performance if, on each Monthly Anniversary Day (the day of the month as shown on the Policy Specifications) within that period the sum of premiums paid equals or exceeds the required amount of the Guaranteed Initial Death Benefit Premium for that period, assuming there have been no loans or partial surrenders. If there have been any loans or partial surrenders, the Policy may lapse unless there is sufficient Net Accumulation Value to cover the Monthly Deduction.


                    After the five-year period expires, and depending on the investment performance of the funding options, the Net Accumulation Value may be insufficient to keep this Policy in force, and payment of an additional premium may be necessary.


                    A lapse occurs if a Monthly Deduction is greater than the Net Accumulation Value and no payment to cover the Monthly Deduction is made within the Grace Period. The Grace Period is the 61-day period following a monthly Anniversary Day. We will send you a lapse notice at least 31 days before the Grace Period expires.


                    REINSTATEMENT OF A LAPSED POLICY

                    You can apply for reinstatement at any time during the Insured's lifetime. To reinstate a Policy, we will require satisfactory evidence of insurability and payment of the current Monthly Deduction plus two additional Monthly Deductions.

                    If the Policy is reinstated within five years of the Issue Date, all values including the Loan Account Value will be reinstated to the point they were on the date of lapse. However, the Guaranteed Initial Death Benefit Option will not be reinstated.

                    If the Policy is reinstated after five years following the Issue Date, it will be reinstated on the Monthly Anniversary Day following our approval. The Accumulation Value at reinstatement will be the Net Premium Payment then made less the Monthly Deduction due that day.

                    If the Accumulation Value is not sufficient to cover the full Surrender Charge at the time of lapse, the remaining portion of the Surrender Charge will also be reinstated at the time of Policy reinstatement.

POLICY LOANS

                    A Policy loan requires that a loan agreement be executed and that the Policy be assigned to us. The loan may be for any amount up to 100% of the Surrender Value; however, we may limit the amount of such loan so that total Policy indebtedness will not exceed 90% of an amount equal to the Accumulation Value less the Surrender Charge which would be imposed on a full surrender. The amount of a loan, together with subsequent accrued but not paid interest on the loan, becomes part of the Loan Account Value. If Policy values are held in more than one funding option, withdrawals from each funding option will be made in proportion to the assets in each funding option at the time of the loan for transfer to the Loan Account, unless we are instructed otherwise in writing at the administrative office.


                    Interest payable by you on loans will accrue at an annual rate of 8%, and loan interest is payable once a year in arrears on each anniversary of the Policy, or earlier upon full surrender or other payment of proceeds of a Policy. Any interest not paid when due becomes part of the loan and the interest will be withdrawn proportionately from the values in each funding option.

                    We will credit interest on the Loan Account Value. During the first ten Policy Years, our current practice is to credit interest at an annual rate equal to the interest rate charged on the loan minus 1% (guaranteed not to exceed 2%). Beginning with the eleventh Policy Year, our current practice is to credit interest at an annual rate equal to the interest rate charged on the loan, less .25% annually (guaranteed not to exceed 1%). In no case will the annual credited interest rate be less than 6% in each of the first ten Policy Years and 7% thereafter. Interest paid will be allocated among the funding options according to current Net Premium Payment allocations.

                    Repayments on the loan will be allocated among the funding options according to current Net Premium Payment allocations. The Loan Account Value will be reduced by the amount of any loan repayment.


                    A Policy loan, whether or not repaid, will affect the proceeds payable upon the Insured's death and the Accumulation Value because the investment results of the Separate Account or the Fixed Account will apply only to the non-loaned portion of the Accumulation Value. The longer a loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Separate Account or the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.


SETTLEMENT OPTIONS

                    Death Benefit proceeds in the form of Settlement Options are payable by the Company at the Beneficiary's election upon the Insured's death, or while the Insured is alive upon election by the Owner of one of the Settlement Options. Settlement Options are available if the Owner chooses to surrender the Policy.


                    A written request may be made to elect, change, or revoke a Settlement Option before payments begin under any Settlement Option. This request must be in form satisfactory to us, and will take effect upon its receipt at the administrative office. Payments after the first payment will be made on the first day of each month.


                    FIRST OPTION -- Payments for the lifetime of the payee.

                    SECOND OPTION -- Payments for the lifetime of the payee, guaranteed for 60, 120, 180, or 240 months;

                    THIRD OPTION -- Payment for a stated number of years, at least five but no more than thirty;

                    FOURTH OPTION -- Payment of interest annually on the sum left with us at a rate of at least 3% per year, and upon the payee's death the amount on deposit will be paid.

                    ADDITIONAL OPTIONS -- Policy proceeds may also be settled under any other method of settlement offered by us at the time the request is made.

OTHER POLICY PROVISIONS

                    ISSUANCE

                    A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally only where the Insured is below the age of 80.

                    SHORT-TERM RIGHT TO CANCEL THE POLICY


                    A Policy may be returned for cancellation and a full refund of premium within 10 days after the Policy is received, unless otherwise stipulated by state law requirements, within 10 days after we mail or personally deliver a Notice of Withdrawal Right to you, or within 45 days after the application for the Policy is signed, whichever occurs latest. This time period is called the Right-to-Examine period. The Initial Premium Payment made when the Policy is issued will be held in the Fixed Account and not allocated to the Separate Account, even if you may have so directed, until three business days following the expiration of the Right-to-Examine Period. If you return the Policy for cancellation in a timely fashion, the refund of premiums paid, without interest, will usually occur within seven days of notice of cancellation, although a refund of premiums paid by check may be delayed until the check clears.


                    POLICY OWNER

                    The Owner on the Date of Issue will be the person designated in the Policy Specifications as having all ownership rights under the Policy. This includes the Certificate Owner under a group policy.


                    The Insured is the person on whose life the Policy is issued. While the Insured is living, all rights in this Policy are vested in the Policy Owner named in the application or as subsequently changed, subject to assignment, if any.



                    You may name a new Policy Owner while the Insured is living. Any such change in ownership must be in a written form satisfactory to us and recorded at the administrative office. Once recorded, the change will be effective as of the date signed; however, the change will not affect any payment made or action we take before it was recorded. We may require that the Policy be submitted for endorsement before making a change.


                    If the Policy Owner is other than the Insured, names no contingent Policy Owner and dies before the Insured, the Policy Owner's rights in this Policy belong to the Policy Owner's estate.

                    BENEFICIARY

                    The Beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any.


                    The Policy Owner may name a new Beneficiary while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the administrative office. Once recorded, the change will be effective as of the date signed; however, the change will not affect any payment made or action taken by the Company before it was recorded.


                    ASSIGNMENT


                    While the Insured is living, you may assign your rights in the Policy. The assignment must be in writing, signed by you and recorded at the administrative office. No assignment will affect any payment made or action taken by us before it was recorded. We are not responsible for any assignment not submitted for recording, or for the sufficiency or validity of any assignment. The assignment will be subject to any indebtedness owed to us before it was recorded.

                    RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

                    You may, within the first two Policy Years, exchange the Policy for a permanent life insurance policy then being offered by us. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the Issue Date. No evidence of insurability will be required.

                    The Policy Owner, the Insured and the Beneficiary under the new policy will be the same as those under the exchanged Policy on the effective date of the exchange. The Accumulation Value under the new Policy will be equal to the Accumulation Value under the old Policy on the date the exchange request is received. The new policy will have a Death Benefit on the exchange date not more than the Death Benefit of the original Policy immediately prior to the exchange date. If the Accumulation Value is insufficient to support the Death Benefit, you will be required to make additional Premium Payments in order to effect the exchange. The new policy will have an Issue Date and Issue Age as of the date of the exchange. The initial Specified Amount and any increases in Specified Amount will have the same rate class as those of the original Policy. Any indebtedness may be transferred to the new policy.

                    The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two Policies. After adjustment, if any excess is owed you, we will pay you the excess in cash. The exchange may be subject to federal income tax withholding.

                    INCONTESTABILITY

                    We will not contest payment of the death proceeds based on the Initial Specified Amount after the Policy has been in force during the Insured's lifetime for two years from the Issue Date. For any increase in Specified Amount requiring evidence of insurability, we will not contest payment of the death proceeds based on such an increase after it has been in force during the Insured's lifetime for two years from its effective date.

                    MISSTATEMENT OF AGE OR SEX

                    The Issue Age is the age of the Insured, to the nearest birthday, on the Issue Date, the date on which the Policy becomes effective. This date is shown in the Policy Specifications.

                    If the age or sex of the Insured has been misstated, the affected benefits will be adjusted. The amount of the Death Benefit will be 1. multiplied by 2. and then the result added to 3. where:

                    1. is the Net Amount at Risk (Death Benefit minus
                       outstanding loans, if any, minus the Accumulation Value) at the time of the Insured's death;

                    2. is the ratio of the monthly cost of insurance applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age and sex in the policy month of death; and

                    3. is the Accumulation Value at the time of the Insured's
                       death.

                    SUICIDE

                    If the Insured dies by suicide, while sane or insane, within two years from the Issue Date, we will pay no more than the sum of the premiums paid, less any indebtedness. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, we will pay no more than a refund of the monthly charges for the cost of such additional benefit.

                    NONPARTICIPATING POLICIES

                    These are nonparticipating Policies on which no dividends are payable. These Policies do not share in our profits or surplus earnings.

                    RIDERS

                    A Waiver of Monthly Deduction Rider may be added to the Policy. Under this rider, we will maintain the Death Benefit by paying covered monthly deductions during periods of disability. Rider availability may vary by state.

TAX MATTERS

                    POLICY PROCEEDS

                    Section 7702 of the Code provides that if certain tests are met, a Policy will be treated as a life insurance policy for federal tax purposes. The Company will monitor compliance with these tests. The Policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a Policy are excludable from gross income of the Beneficiary under Section 101 of the Code.

                    Section 7702A of the Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums. The Code provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts in the same way annuities are taxed. Modified endowment contract distributions are defined by the Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the Policy Owner is over age 59 1/2 or disabled.

                    It may not be advantageous to replace existing insurance with Policies described in this Prospectus. It may also be disadvantageous to purchase a Policy to obtain additional insurance protection if the purchaser already owns another variable life insurance policy.

                    The Policies offered by this Prospectus may or may not be issued as modified endowment contracts. The Company will monitor premiums paid and will notify the Policy Owner when the Policy's non-modified endowment contract status is in jeopardy. If a Policy is not a modified endowment contract, a cash distribution during the first 15 years after a Policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the Owner pursuant to Section 7702(f)(7) of the Code. The Policy Owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the Policy. Under certain conditions, a Policy may become a modified endowment contract as a result of a material change or a reduction in benefits as defined by
                    Section 7702A(c) of the Code.

                    In addition to meeting the tests required under Section 7702 and Section 7702A, Section 817(h) of the Code requires that the investments of separate accounts such as the Separate Account be adequately diversified. Regulations issued by the Secretary of the Treasury set the standards for measuring the adequacy of this diversification. A variable life insurance policy that is not adequately diversified under these regulations would not be treated as life insurance under Section 7702 of the Code. To be adequately diversified, each Sub-Account of the Separate Account must meet certain tests. The Company believes the Separate Account investments meet the applicable diversification standards.


                    Should the Secretary of the Treasury issue additional rules or regulations limiting the number of funds, transfers between funds, exchanges of funds or changes in investment objectives of funds such that the Policy would no longer qualify as life insurance under Section 7702 of the Code, the Company will take whatever steps are available to remain in compliance.

                    The Company will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance.

                    A total surrender or termination of the Policy by lapse may have adverse tax consequences. If the amount received by the Policy Owner plus total Policy indebtedness exceeds the premiums paid into the Policy, the excess will generally be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

                    Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.

                    TAXATION OF THE COMPANY


                    The Company is taxed as a life insurance company under the Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of Accumulation Units.



                    The Company does not initially expect to incur any Federal income tax liability that would be chargeable to the Separate Account. Based upon these expectations, no charge is currently being made against the Separate Account for federal income taxes. If, however, the Company determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the Variable Account.


                    The Company may also incur state and local taxes in addition to premium taxes in several states. At present, these taxes are not significant. If they increase, however, additional charges for such taxes may be made.

                    SECTION 848 CHARGES

                    The 5.0% premium load is assessed to cover state taxes, federal income tax liabilities and a portion of our sales expenses. This load is made up of 2.35% for state taxes, 1.15% for the additional federal income tax burden under
                    Section 848 of the Code
                    relating to the tax treatment of deferred acquisition costs and a 1.5% sales load. The 1.15% charge for federal income tax liabilities is reasonable in relation to our increased taxes under this Section of the Code.

                    OTHER CONSIDERATIONS

                    The foregoing discussion is general and is not intended as tax advice. Counsel and other competent advisers should be consulted for more complete information. This discussion is based on the Company's understanding of Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of these current laws and interpretations.

OTHER MATTERS

                    DIRECTORS AND OFFICERS OF THE COMPANY


                    The following persons are our Directors and Principal Officers. The address of each is 900 Cottage Grove Road, Hartford, CT 06152. We or our affiliates have employed each for more than five years except for Mr. Pacy, Mr. Wahlman, Mr. Pastore and Ms. Cooper.



                - Prior to January, 1995, Mr. Pacy was Senior Manager-IT
                  Infrastructure and Technology Management Officer, Digital Equipment Corporation.



                - Prior to September, 1998, Mr. Wahlman was Director of
                  Accounting and Regulatory Policy, Bank One Corporation.



                - Prior to December, 1995, Mr. Pastore was Vice President of
                  Citicorp.



                - Prior to January, 1999, Ms. Cooper was an Associate Attorney
                  with Robinson, Donovan, Madden & Barry, P.C.



                                       POSITIONS AND OFFICES
             NAME                         WITH THE COMPANY
------------------------------  ------------------------------------
Thomas C. Jones                 President and Director
                                (Principal Executive Officer)
John Wilkinson                  Vice President and Actuary
                                (Principal Financial Officer)
Robert E. Wahlman               Vice President
                                (Principal Accounting Officer)
Susan L. Cooper                 Corporate Secretary
Andrew G. Helming               Secretary
Stephen C. Stachelek            Vice President and Treasurer
William M. Pastore              Director and Chairman of the Board
Harold W. Albert                Director
Robert W. Burgess               Director
John Cannon, III                Director and Chief Counsel
Joseph M. Fitzgerald            Director and Senior Vice President
Carol M. Olsen                  Director and Senior Vice President
John E. Pacy                    Director and Senior Vice President
Marc L. Preminger               Director and Senior Vice President
Patricia L. Rowland             Director and Senior Vice President
W. Allen Schaffer, M.D.         Director and Senior Vice President


                    DISTRIBUTION OF POLICIES

                    The Policies will be sold by licensed insurance agents in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National

                    Association of Securities Dealers, Inc. (NASD). The Policies will be distributed by the Separate Account's principal underwriter, Sagemark Consulting, Inc. ("Sagemark"), located at 350 Church Street, Hartford, CT 06103. Sagemark, formerly CIGNA Financial Advisors, Inc., is a Connecticut corporation organized in 1967, and is the principal underwriter for certain of the Company's other registered separate accounts and for a registered separate account of CIGNA Life Insurance Company, a wholly-owned indirect subsidiary of the Company. As of January 1, 1998, Sagemark, formerly a wholly-owned subsidiary of CIGNA Corporation, became a wholly-owned subsidiary of Lincoln National Corporation, an Indiana corporation with headquarters in Fort Wayne, Indiana, whose principal businesses are insurance and financial services.


                    Gross first year commissions paid by the Company, including expense reimbursement allowances, on the sale of these Policies are not more than 95% of Premium Payments. Gross renewal commissions paid by the Company will not exceed 10% of Premium Payments.

                    CHANGES OF INVESTMENT POLICY


                    The Company may materially change the investment policy of the Separate Account. The Company must inform the Policy Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which shall disapprove it if deemed detrimental to the interests of the Policy Owners or if it renders the Company's operations hazardous to the public. If a Policy Owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by the Company on the life of the Insured. The Policy Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. The Company will not require evidence of insurability for this conversion.


                    The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the Death Benefit of the Policy converted on the date of such conversion.

                    OTHER CONTRACTS ISSUED BY THE COMPANY

                    The Company does presently and will, from time to time, offer other variable annuity contracts and variable life insurance policies with benefits which vary in accordance with the investment experience of a separate account of the Company.

                    STATE REGULATION

                    We are subject to the laws of Connecticut governing insurance companies and to regulation by the Connecticut Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Connecticut Department of Insurance. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                    REPORTS TO POLICY OWNERS


                    Lincoln Life maintains Policy records and will mail to each Policy Owner, at the last known address of record, an annual statement showing the amount of the current Death Benefit, the Accumulation Value, and Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Separate Account and in each Sub-Account of the Separate Account, and any Loan Account Value.



                    Policy Owners will also be sent annual reports containing financial statements for the Separate Account and annual and semi-annual reports of the Funds as required by the 1940 Act.


                    In addition, Policy Owners will receive statements of significant transactions, such as changes in Specified Amount, changes in Death Benefit Option, changes in future premium allocation, transfers among Sub-Accounts, Premium Payments, loans, loan repayments, reinstatement and termination.

                    ADVERTISING

                    We are also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect our financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                    YEAR 2000 ISSUES


                    Lincoln Life, as the administrator of Connecticut General Variable Life Insurance Separate Account II, is responsible, as part of its Year 2000 updating process, for the updating of the Account-related computer systems.



                    Many existing computer programs use only two digits in the date field to identify the year. If left uncorrected these programs, which were designed and developed without considering the impact of the upcoming change in the century, could fail to operate or could produce erroneous results when processing dates after December 31, 1999. For example, for a bond with a stated maturity date of July 1, 2000, a computer program could read and store the maturity date as July 1, 1900. This problem is known by many names, such as the "Year 2000 Problem", "Y2K" and the "Millenium Bug."



                    The Year 2000 Problem affects virtually all computer programs worldwide. It can cause a computer system to suddenly stop operating. It can also result in a computer corrupting vital company records, and the program could go undetected for a long time. For our products, if left unchecked it could cause such problems as purchase payment, collection and deposit errors; claim payment difficulties; accounting errors; erroneous unit values; and difficulties or delays in processing transfers, surrenders and withdrawals. In a worst case scenario, this could result in a material disruption to the operations both of Lincoln Life and of Delaware Service Company Inc. (Delaware), the provider of the accounting and valuation services for the Separate Account.



                    However, both companies are wholly owned by Lincoln National Corporation (LNC), which has had Year 2000 processes in place since 1996. LNC projects aggregate expenditures in excess of $92 million for its Y2K efforts through the year 2000. Both Lincoln Life and Delaware have dedicated Year 2000 teams and steering committees that are answerable to their counterparts in LNC.



                    In light of the potential problems discussed above, Lincoln Life, as part of its Year 2000 updating process, has assumed responsibility for correcting all high-priority Information Technology (IT) systems which service the Separate Account. Delaware is responsible for updating all its high-priority IT systems to support these vital services. The Year 2000 effort, for both IT and non-IT systems, is organized into four phases:



                - awareness-raising and inventory of all assets (including third-party agent and vendor relationships);



                - assessment and high-level planning and strategy;



                - remediation of affected systems and equipment; and



                - testing to verify Year 2000 readiness.



                    Both companies are currently on schedule to have their high-priority IT systems remediated and tested to demonstrate readiness by June 30, 1999. During the third and fourth quarters of 1999 additional testing of the environment will continue. Both companies are currently on schedule to have their high-priority non-IT systems (elevators, heating and ventilation, security systems, etc.) remediated and tested by October 31, 1999.



                    The work on Year 2000 issues has not suffered significant delays; however, some uncertainty remains. Specific factors that give rise to this uncertainty include (but are certainly not limited to) a possible loss of technical resources to perform the work; failure to identify all susceptible systems; and non-compliance by third parties whose systems and operations impact Lincoln Life. In a report dated February 26, 1999, entitled INVESTIGATING THE IMPACT OF THE YEAR 2000 TECHNOLOGY PROBLEM, S. Rpt. 106-10, the U.S. Senate Special Committee on the Year 2000 Technology Problem expressed its concern that "Financial services firms ... are particularly vulnerable to ... the risk that a material customer or business partner will fail, as a result of the computer problems, to meet its obligations."



                    One important source of uncertainty is the extent to which the key trading partners of Lincoln Life and of Delaware will be successful in their own remediation and testing efforts. Lincoln Life and Delaware have been monitoring the progress of their trading partners; however, the efforts of these partners are beyond our control.



                    Lincoln Life and Delaware expect to have completed their necessary remediation and testing efforts prior to December 31, 1999. However, given the nature and complexity of the problem, there can be no guarantee by either company that there will not be significant computer problems after December 31, 1999.


                    LEGAL PROCEEDINGS


                    There are no material legal or administrative proceedings pending or known to be contemplated, other than ordinary routine litigation incidental to the business, to which the Company and the Separate Account are parties or to which any of their property is subject. The principal underwriter, Sagemark, is not engaged in any material litigation of any nature.

                    EXPERTS

                    Actuarial opinions regarding Deferred Acquisition Cost Tax (DAC Tax) and Mortality and Expense Charges included in this Prospectus have been rendered by Vaughn W. Robbins, FSA, as stated in the Opinion filed as an Exhibit to the Registration Statement.

                    Legal matters in connection with the Policies described herein are being passed upon by Mark A. Parsons, Esq., Chief Counsel, Retirement and Investment Services Division, CIGNA Corporation, 900 Cottage Grove Road, Hartford, CT 06152, in the Opinion filed as an Exhibit to the Registration Statement given on his authority as an expert in these matters.


                    The consolidated financial statements of Connecticut General Life Insurance Company as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 included in this prospectus and registration statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.



                    The statement of assets and liability of the Separate Account as of December 31, 1998 and the statements of operations and changes in net assets for the year ended December 31, 1998, included in this prospectus and registration statement have been so included in reliance on the report of Ernst & Young LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.



                    The statements of operations and changes in net assets of the Separate Account for the two years ended December 31, 1997 included in this prospectus and registration statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.


                    REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this Prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

APPENDIX 1

                    CORRIDOR PERCENTAGES

                     INSURED'S     CORRIDOR       INSURED'S      CORRIDOR
                    ATTAINED AGE  PERCENTAGE    ATTAINED AGE    PERCENTAGE
                    ------------  -----------   -------------   -----------
                        0-40          250%            70            115%
                         41           243             71            113
                         42           236             72            111
                         43           229             73            109
                         44           222             74            107
                                       --              -             --
                         45           215             75            105
                         46           209             76            105
                         47           203             77            105
                         48           197             78            105
                         49           191             79            105
                                       --              -             --
                         50           185             80            105
                         51           178             81            105
                         52           171             82            105
                         53           164             83            105
                         54           157             84            105
                                       --              -             --
                         55           150             85            105
                         56           146             86            105
                         57           142             87            105
                         58           138             88            105
                         59           134             89            105
                                       --              -             --
                         60           130             90            105
                         61           128             91            104
                         62           126             92            103
                         63           124             93            102
                         64           122             94            101
                                       --              -             --
                         65           120             95            100
                         66           119             96            100
                         67           118             97            100
                         68           117             98            100
                         69           116             99            100
                                       --              -             --

APPENDIX 2

                    GUARANTEED MAXIMUM COST OF INSURANCE RATES

                    The Guaranteed Maximum Cost of Insurance Rates, per $1,000 of Net Amount at Risk, for standard risks are set forth in the following Table based on the 1980 Commissioners Standard Ordinary Mortality Tables, Age Nearest Birthday (1980 CSO); or, for unisex rates, on the 1980 CSO-B Table.

ATTAINED
AGE            MALE      FEMALE     UNISEX
(NEAREST      MONTHLY    MONTHLY    MONTHLY
BIRTHDAY)      RATE       RATE       RATE
-----------  ---------  ---------  ---------
     0         0.34845    0.24089    0.32677
     1         0.08917    0.07251    0.08667
     2         0.08251    0.06750    0.07917
     3         0.08167    0.06584    0.07834
     4         0.07917    0.06417    0.07584
     5         0.07501    0.06334    0.07251
     6         0.07167    0.06084    0.06917
     7         0.06667    0.06000    0.06584
     8         0.06334    0.05834    0.06250
     9         0.06167    0.05750    0.06084
    10         0.06084    0.05667    0.06000
    11         0.06417    0.05750    0.06250
    12         0.07084    0.06000    0.06917
    13         0.08251    0.06250    0.07834
    14         0.09584    0.06887    0.09001
    15         0.11085    0.07084    0.10334
    16         0.12585    0.07601    0.11585
    17         0.13919    0.07917    0.12752
    18         0.14836    0.08167    0.13502
    19         0.15502    0.08501    0.14085
    20         0.15836    0.08751    0.14502
    21         0.15919    0.08917    0.14585
    22         0.15752    0.09084    0.14419
    23         0.15502    0.09251    0.14252
    24         0.15189    0.09501    0.14085
    25         0.14752    0.09668    0.13752
    26         0.11419    0.09918    0.13585
    27         0.14252    0.10168    0.13418
    28         0.14169    0.10501    0.13418
    29         0.14252    0.10635    0.13585
    30         0.14419    0.11251    0.13752
    31         0.14836    0.11668    0.14169
    32         0.15252    0.12085    0.14585
    33         0.15919    0.12502    0.15252
    34         0.16889    0.13168    0.15919
    35         0.17586    0.13752    0.16836
    36         0.18670    0.14669    0.17837
    37         0.20004    0.15752    0.19170
    38         0.21505    0.17003    0.20588
    39         0.23255    0.18503    0.22338
    40         0.25173    0.20171    0.24173
    41         0.27424    0.22005    0.26340
    42         0.29675    0.23922    0.28508
    43         0.32260    0.25757    0.31010
    44         0.34929    0.27674    0.33428
    45         0.37931    0.29675    0.36263
    46         0.41017    0.31677    0.39182
    47         0.44353    0.33761    0.42268
    48         0.47856    0.36096    0.45437
    49         0.51777    0.38598    0.49107

ATTAINED
AGE            MALE      FEMALE     UNISEX
(NEAREST      MONTHLY    MONTHLY    MONTHLY
BIRTHDAY)      RATE       RATE       RATE
-----------  ---------  ---------  ---------
    50         0.55948    0.41350    0.53028
    51         0.60870    0.44270    0.57533
    52         0.66377    0.47523    0.62539
    53         0.72636    0.51276    0.68297
    54         0.79730    0.55114    0.74722
    55         0.87326    0.59118    0.81566
    56         0.95591    0.63123    0.88996
    57         1.04192    0.66961    0.96593
    58         1.13378    0.70633    1.04609
    59         1.23236    0.74556    1.13211
    60         1.34180    0.78979    1.22817
    61         1.46381    0.84488    1.33511
    62         1.60173    0.91417    1.45796
    63         1.75809    1.00267    1.59922
    64         1.93206    1.10539    1.75725
    65         2.12283    1.21731    1.92955
    66         2.32623    1.33511    2.11195
    67         2.54312    1.45461    2.30614
    68         2.77350    1.57247    2.50878
    69         3.02328    1.69955    2.72909
    70         3.30338    1.84590    2.97466
    71         3.62140    2.02325    3.25640
    72         3.98666    2.24419    3.58279
    73         4.40599    2.51548    3.95978
    74         4.87280    2.83552    4.38330
    75         5.37793    3.19685    4.84334
    76         5.91225    3.59370    5.33245
    77         6.46824    4.01942    5.84227
    78         7.04089    4.47410    6.36948
    79         7.64551    4.97042    6.92851
    80         8.30507    5.52957    7.54229
    81         9.03761    6.17118    8.22883
    82         9.86724    6.91414    9.01216
    83        10.80381    7.77075    9.90124
    84        11.82571    8.72632   10.87533
    85        12.91039    9.76952   11.92213
    86        14.03509   10.89151   13.01471
    87        15.18978   12.08770   14.15507
    88        16.36948   13.35774   15.33494
    89        17.57781   14.70820   16.56493
    90        18.82881   16.15259   17.85746
    91        20.14619   17.71416   19.23699
    92        21.57655   19.43814   20.76665
    93        23.20196   21.40786   22.49837
    94        25.28174   23.63051   24.70915
    95        28.27411   27.16158   27.82758
    96        33.10577   32.32378   32.78845
    97        41.68476   41.21204   41.45783
    98        58.01259   57.81394   57.95663
    99        90.90909   90.90909   90.90909

APPENDIX 3

                    ILLUSTRATION OF SURRENDER CHARGES

                    The Surrender Charge is calculated as (a) times (b), where
                    (a) is the sum of (i) a Deferred Sales Charge and (ii) a Deferred Administrative Charge and (b) is the applicable Surrender Charge Grading Factor. If the Specified Amount is increased, a new Surrender Charge will be applicable, in addition to any existing Surrender Charge.

                    Below are examples of Surrender Charge calculations, one involving a level Specified Amount and one involving an increase in the Specified Amount, followed by Definitions and Tables used in the calculations.

                    EXAMPLE 1: A male nonsmoker, age 35, purchases a Policy with a Specified Amount of $100,000 and a scheduled annual premium of $1100. He now wants to surrender the Policy at the end of the sixth Policy Year.

                    The Surrender Charge computed is as follows:

                    Sum of the premiums paid through the end of the second Policy Year = $2200.00

                    Guideline Annual Premium Amount (Male, Age 35, $100,000 Specified Amount) = $1195.63

                    Surrender Charge =

                    (.285X$1195.63) + (.085X($2200-$1195.63)) = $340.75 + $85.37 =       $ 426.12(i)
                    $6.00 per $1000 of Specified Amount                                  $ 600.00(ii)
                                                                                         --------
                                                                                         $1026.12(a)

                    The total Surrender Charge is $1026.12(a), times the surrender charge grading factor,(b): ($1026.12 X 80%) = $820.90.

                    EXAMPLE 2: A female nonsmoker, age 45, purchases a Policy with an Initial Specified Amount of $200,000 and a scheduled annual premium of $1500. She pays the scheduled annual premium for the first five Policy Years. At the start of the sixth Policy Year, she increases the Specified Amount to $250,000 and continues to pay the scheduled annual premium of $1500. She now wants to surrender the Policy at the end of the eighth Policy Year. Separate Surrender Charges must be calculated for the Initial Specified Amount and for the increase in Specified Amount.

                    The Surrender Charges are computed as follows:

                    For the Initial Specified Amount,
                    Sum of the premiums paid through the end of the second Policy Year = $3000.00

                    Guideline Annual Premium Amount (Female, Age 45, $200,000 Specified Amount = $2966.81

                    Surrender Charge for Initial Specified Amount =
                    (.285X$2966.81) +(.085X($3000.00-$2966.81)) = $845.54 + $2.82 =      $ 848.36(i)
                    $6.00 per $1000 of Initial Specified Amount                          $1200.00(ii)
                                                                                         --------
                                                                                         $2048.36(a)

                    The total Surrender Charge for the Initial Specified Amount is $2048.36,(a), times the applicable surrender charge grading factor,(b): ($2048.36 X 40%) = $819.34.

                    For the increase in Specified Amount;
                    Sum of the premiums in the first two years following the increase in Specified Amount, applicable to the increase in Specified Amount =
                    ($1500 X 2) X ($50,000 / $250,000) = $600.00.

                    Guideline Annual Premium Amount (Female, Age 50, $50,000 Specified Amount) = $993.68.

                    Surrender Charge for the increase in Specified Amount =
                    (.285 X $600.00)                                                     $ 171.00(i)
                    $6.00 per $1000 of increase in Specified Amount                      $ 300.00(ii)
                                                                                         --------
                                                                                         $ 471.00(a)

                    The total Surrender Charge for the increase in the Specified Amount is $471.00,(a), times the applicable surrender charge grading factor,(b): ($471.00 X 100%) = $471.00

                    The overall Surrender Charge for the Policy is ($819.34 + $471.00) = $1290.34.

                    DEFINITIONS AND TABLES

                    (a)(i) The Deferred Sales Charge is based on the actual
                           premium paid and the applicable Guideline Annual Premium Amount, and is calculated assuming the following:

                    DURING POLICY YEAR:
                    1 and 2       28.5% of the sum of the
                                  premiums paid up to an amount
                                  equal to the Guideline Annual
                                  Premium Amount,* plus 8.5% of
                                  the sum of the premiums paid
                                  between one and two times the
                                  Guideline Annual Premium
                                  Amount, plus 7.5% of the sum
                                  of the premiums paid in excess
                                  of two times the Guideline
                                  Annual Premium Amount.
                    3 through 10  same dollar amount as of the
                                  end of Policy Year 2.

                    In no event will the Deferred Sales Charge exceed the maximum permitted under federal or state law.

                      (ii) The Deferred Administrative Charge is $6.00 per
                           $1,000 of Specified Amount.

                    (b) SURRENDER CHARGE GRADING FACTORS

                    Policy Years**
                    1-5              100%
                    Policy Year 6     80%
                    Policy Year 7     60%
                    Policy Year 8     40%
                    Policy Year 9     20%
                    Policy Year 10     0%

                    If a Surrender Charge becomes effective at other than the end of a Policy Year, any applicable Surrender Charge grading factor will be applied on a pro rata basis as of such effective date.

                     * Guideline Annual Premium Amount is the level annual
                       amount that would be payable through the latest maturity date permitted under the Policy but not less than 20 years after date of issue or (if earlier) age 95 for the future benefits under the Policy, subject to the following provisions: (A) the payments were fixed by the Life Insurer as to both timing and amount; and (B) the payments were based on the 1980 Commissioners Standard Ordinary Mortality Table, net investment earnings at the greater of an annual effective of 5% or rate or rates guaranteed at issue of the policy, the sales load under the policy, and the fees and charges specified in the policy. A new Guideline Annual Premium Amount is determined for each increase in Specified Amount under the policy; in such event, "Policy Years" are measured from the effective date(s) of such increase(s).

                    ** Number of Policy Years elapsed since the Date of Issue or since the effective date(s) of any increase(s) in Specified Amount.

APPENDIX 4

                    ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFITS

                    The illustrations in this Prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Accumulation Values, Surrender Values and Death Benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12% over a period of years, but fluctuates above or below those averages for individual years, the Accumulation Values, Surrender Values and Death Benefits may be different. The illustrations also assume there are no Policy loans or partial surrenders, no additional Premium Payments are made other than shown, no Accumulation Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit Option.


                    The amounts shown for the Accumulation Value, Surrender Value and Death Benefit as of each Policy Anniversary reflect the fact that charges are made and expenses applied which lower investment return on the assets held in the Sub-Accounts. Daily charges are made against the assets of the Sub-Accounts for assuming mortality and expense risks. The current mortality and expense risk charges are equivalent to an annual effective rate of 0.80% of the daily net asset value of the Separate Account. On each Policy Anniversary beginning with the 13th, the mortality and expense risk charge is reduced to 0.55% on an annual basis of the daily net assets of the Separate Account. The mortality and expense risk charge is guaranteed never to exceed an annual effective rate of 0.90% of the daily net asset value of the Separate Account (in New York, 0.65% beginning in Policy Year 13). In addition, the amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.80% of the daily net asset value of the Separate Account.



                    Considering guaranteed charges for mortality and expense risks and the assumed Fund expenses, gross annual rates of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.70%, 4.30% and 10.30% for Non-New York Policies, and for New York Policies in years 1-12.


                    The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the Policy. The values shown are for Policies which are issued as standard. Policies issued on a substandard basis would result in lower Accumulation Values and Death Benefits than those illustrated.

                    The illustrations also reflect the fact that the Company deducts a premium load from each Premium Payment. Current and guaranteed values reflect a deduction of 5.0% of each Premium Payment.

                    The Surrender Values shown in the illustrations reflect the fact that the Company will deduct a Surrender Charge from the Policy's Accumulation Value for any Policy surrendered in full during the first ten years.

                    In addition, the illustrations reflect the fact that the Company deducts a monthly administrative charge at the beginning of each Policy Month. This monthly administrative expense charge is $15 per month in the first year. Current values reflect a current monthly administrative expense charge of $5 in renewal years, and guaranteed values reflect the $10 maximum monthly administrative charge under the Policy in renewal years.

                    Upon request, the Company will furnish a comparable illustration based on the proposed insured's age, gender classification, smoking classification, risk classification and premium payment requested.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  MALE    NONSMOKER    ISSUE AGE 45
                                  PREFERRED -- $6,576 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1


                                  GUARANTEED BASIS (NON-NEW YORK)


          PREMIUMS
         ACCUMULATED
END OF       AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
POLICY   5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
 YEAR     PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------   -----------   --------   --------   ---------   --------   --------   ---------   --------   --------   ---------

   1         6,905     500,000    500,000     500,000      3,739      4,033       4,329          0          0           0
   2        14,155     500,000    500,000     500,000      7,311      8,133       8,994      1,306      2,128       2,989
   3        21,767     500,000    500,000     500,000     10,647     12,230      13,956      4,642      6,225       7,951
   4        29,761     500,000    500,000     500,000     13,743     16,317      19,241      7,738     10,312      13,236
   5        38,153     500,000    500,000     500,000     16,579     20,373      24,863     10,574     14,368      18,858

   6        46,966     500,000    500,000     500,000     19,148     24,385      30,851     14,344     19,581      26,047
   7        56,219     500,000    500,000     500,000     21,412     28,312      37,206     17,809     24,709      33,603
   8        65,935     500,000    500,000     500,000     23,344     32,121      43,943     20,942     29,719      41,541
   9        76,136     500,000    500,000     500,000     24,906     35,769      51,072     23,705     34,568      49,871
  10        86,848     500,000    500,000     500,000     26,058     39,205      58,600     26,058     39,205      58,600

  15       148,996     500,000    500,000     500,000     24,755     51,917     103,491     24,755     51,917     103,491
  20       228,314     500,000    500,000     500,000      7,229     51,307     164,869      7,229     51,307     164,869
  25       329,546           0    500,000     500,000          0     20,650     252,858          0     20,650     252,858
  30       458,747           0          0     500,000          0          0     397,809          0          0     397,809

All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates, mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of guaranteed mortality and expense risk charges and (2) assumed Fund total expenses of 0.80% per year. See "Expense Data" at pages 6-7 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  MALE    NONSMOKER    ISSUE AGE 45
                                  PREFERRED -- $6,623 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1



                                  GUARANTEED BASIS (NEW YORK)



          PREMIUMS
         ACCUMULATED
END OF       AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
POLICY   5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
 YEAR     PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------   -----------   --------   --------   ---------   --------   --------   ---------   --------   --------   ---------

   1         6,954     500,000    500,000     500,000      3,788      4,085       4,384          0          0           0
   2        14,256     500,000    500,000     500,000      7,442      8,275       9,146      1,437      2,270       3,141
   3        21,923     500,000    500,000     500,000     10,862     12,470      14,221      4,857      6,465       8,216
   4        29,973     500,000    500,000     500,000     14,045     16,664      19,637      8,040     10,659      13,632
   5        38,426     500,000    500,000     500,000     16,970     20,836      25,410     10,965     14,831      19,405

   6        47,302     500,000    500,000     500,000     19,630     24,975      31,572     14,826     20,171      26,768
   7        56,621     500,000    500,000     500,000     21,987     29,040      38,128     18,384     25,437      34,525
   8        66,406     500,000    500,000     500,000     24,013     32,999      45,095     21,611     30,597      42,693
   9        76,680     500,000    500,000     500,000     25,672     36,808      52,488     24,471     35,607      51,287
  10        87,469     500,000    500,000     500,000     26,921     40,419      60,319     26,921     40,419      60,319

  15       150,061     500,000    500,000     500,000     26,253     54,498     108,037     26,253     54,498     108,037
  20       229,946     500,000    500,000     500,000      9,403     56,125     175,897      9,403     56,125     175,897
  25       331,901           0    500,000     500,000          0     28,769     278,149          0     28,769     278,149
  30       462,026           0          0     500,000          0          0     457,194          0          0     457,194



All Amounts are in Dollars



                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.



                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates, mortality and expense risk charges, administrative fees and premium load assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of guaranteed mortality and expense risk charges and (2) assumed Fund total expenses of 0.80% per year for years 1-12, 0.65% thereafter. See "Expense Data" at pages 6-7 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  MALE    NONSMOKER    ISSUE AGE 45
                                  PREFERRED -- $6,576 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

          PREMIUMS
         ACCUMULATED
END OF       AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
POLICY   5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
 YEAR     PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------   -----------   --------   --------   ---------   --------   --------   ---------   --------   --------   ---------

   1         6,905     500,000    500,000     500,000      4,552      4,873       5,194          0          0         319
   2        14,155     500,000    500,000     500,000      9,067      9,996      10,965      3,072      4,001       4,970
   3        21,767     500,000    500,000     500,000     13,404     15,236      17,224      7,409      9,241      11,229
   4        29,761     500,000    500,000     500,000     17,591     20,625      24,051     11,596     14,630      18,056
   5        38,153     500,000    500,000     500,000     21,656     26,196      31,535     15,661     20,201      25,540

   6        46,966     500,000    500,000     500,000     25,624     31,985      39,774     20,828     27,189      34,978
   7        56,219     500,000    500,000     500,000     29,474     37,978      48,825     25,877     34,381      45,228
   8        65,935     500,000    500,000     500,000     33,093     44,071      58,664     30,695     41,673      56,266
   9        76,136     500,000    500,000     500,000     36,648     50,435      69,541     35,449     49,236      68,342
  10        86,848     500,000    500,000     500,000     40,071     57,016      81,505     40,071     57,016      81,505

  15       148,996     500,000    500,000     500,000     53,086     91,607     160,940     53,086     91,607     160,940
  20       228,314     500,000    500,000     500,000     58,168    128,923     290,734     58,168    128,923     290,734
  25       329,546     500,000    500,000     594,583     55,611    171,143     512,572     55,611    171,143     512,572
  30       458,747     500,000    500,000     942,899     38,079    216,205     881,214     38,079    216,205     881,214

All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of current mortality and expense risk charges and (2) assumed Fund total expenses of 0.80% per year. See "Expense Data" at pages 6-7 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  MALE    NONSMOKER    ISSUE AGE 55
                                  PREFERRED -- $10,465 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1


                                  GUARANTEED BASIS (NON-NEW YORK)


          PREMIUMS
         ACCUMULATED
END OF       AT                  DEATH BENEFIT                   TOTAL ACCUMULATION VALUE                 SURRENDER VALUE
POLICY   5% INTEREST      ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
 YEAR     PER YEAR     GROSS 0%   GROSS 6%    GROSS 12%     GROSS 0%   GROSS 6%    GROSS 12%     GROSS 0%   GROSS 6%    GROSS 12%
------   -----------   --------   --------   ------------   --------   --------   ------------   --------   --------   ------------

   1        10,988     500,000    500,000        500,000      4,498      4,921          5,347          0          0              0
   2        22,526     500,000    500,000        500,000      8,547      9,673         10,856        577      1,703          2,886
   3        34,640     500,000    500,000        500,000     12,076     14,173         16,473      4,106      6,203          8,503
   4        47,361     500,000    500,000        500,000     15,063     18,383         22,187      7,093     10,413         14,217
   5        60,717     500,000    500,000        500,000     17,478     22,257         27,983      9,508     14,287         20,013

   6        74,741     500,000    500,000        500,000     19,265     25,722         33,821     12,889     19,346         27,445
   7        89,466     500,000    500,000        500,000     20,359     28,690         39,649     15,577     23,908         34,867
   8       104,928     500,000    500,000        500,000     20,673     31,049         45,393     17,485     27,861         42,205
   9       121,163     500,000    500,000        500,000     20,100     32,663         50,958     18,506     31,069         49,364
  10       138,209     500,000    500,000        500,000     18,537     33,391         56,245     18,537     33,391         56,245

  15       237,111           0    500,000        500,000          0     18,113         74,694          0     18,133         74,694
  20       363,337           0          0        500,000          0          0         58,366          0          0         58,366
  25       524,437           0          0              0          0          0              0          0          0              0
  30       730,047           0          0              0          0          0              0          0          0              0

All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates, mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of guaranteed mortality and expense risk charges and (2) assumed Fund total expenses of 0.80% per year. See "Expense Data" at pages 6-7 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  MALE    NONSMOKER    ISSUE AGE 55
                                  PREFERRED -- $10,519 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1



                                  GUARANTEED BASIS (NEW YORK)



          PREMIUMS
         ACCUMULATED
END OF       AT                  DEATH BENEFIT                   TOTAL ACCUMULATION VALUE                 SURRENDER VALUE
POLICY   5% INTEREST      ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
 YEAR     PER YEAR     GROSS 0%   GROSS 6%    GROSS 12%     GROSS 0%   GROSS 6%    GROSS 12%     GROSS 0%   GROSS 6%    GROSS 12%
------   -----------   --------   --------   ------------   --------   --------   ------------   --------   --------   ------------

   1        11,045     500,000    500,000        500,000      4,556      4,983          5,412          0          0              0
   2        22,642     500,000    500,000        500,000      8,696      9,835         11,031        726      1,865          3,061
   3        34,819     500,000    500,000        500,000     12,321     14,446         16,777      4,351      6,476          8,807
   4        47,605     500,000    500,000        500,000     15,407     18,779         22,641      7,437     10,809         14,671
   5        61,030     500,000    500,000        500,000     17,923     22,788         28,612      9,953     14,818         20,642

   6        75,127     500,000    500,000        500,000     19,814     26,399         34,654     13,438     20,023         28,278
   7        89,928     500,000    500,000        500,000     21,015     29,528         40,717     16,233     24,746         35,935
   8       105,469     500,000    500,000        500,000     21,437     32,061         46,734     18,249     28,873         43,546
   9       121,788     500,000    500,000        500,000     20,975     33,865         52,614     19,381     32,271         51,020
  10       138,922     500,000    500,000        500,000     19,523     34,798         58,266     19,523     34,798         58,266

  15       238,334           0    500,000        500,000          0     21,019         80,065          0     21,019         80,065
  20       365,212           0          0        500,000          0          0         71,684          0          0         71,684
  25       527,143           0          0              0          0          0              0          0          0              0
  30       733,814           0          0              0          0          0              0          0          0              0



All Amounts are in Dollars



                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.



                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates, mortality and expense risk charges, administrative fees and premium load assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of guaranteed mortality and expense risk charges and (2) assumed Fund total expenses of 0.80% per year for years 1-12, 0.65% thereafter. See "Expense Data" at pages 6-7 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  MALE    NONSMOKER    ISSUE AGE 55
                                  PREFERRED -- $10,465 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

          PREMIUMS
         ACCUMULATED
END OF       AT                  DEATH BENEFIT                   TOTAL ACCUMULATION VALUE                 SURRENDER VALUE
POLICY   5% INTEREST      ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
 YEAR     PER YEAR     GROSS 0%   GROSS 6%    GROSS 12%     GROSS 0%   GROSS 6%    GROSS 12%     GROSS 0%   GROSS 6%    GROSS 12%
------   -----------   --------   --------   ------------   --------   --------   ------------   --------   --------   ------------

   1        10,988     500,000    500,000         500,000     7,075      7,580           8,087     1,090      1,595           2,102
   2        22,526     500,000    500,000         500,000    13,861     15,314          16,831     5,901      7,354           8,871
   3        34,640     500,000    500,000         500,000    20,272     23,117          26,209    12,312     15,157          18,249
   4        47,361     500,000    500,000         500,000    26,402     31,089          36,393    18,442     23,129          28,433
   5        60,717     500,000    500,000         500,000    32,210     39,194          47,429    24,250     31,234          39,469

   6        74,741     500,000    500,000         500,000    37,832     47,579          59,557    31,464     41,211          53,189
   7        89,466     500,000    500,000         500,000    43,296     56,286          72,928    38,520     51,510          68,152
   8       104,928     500,000    500,000         500,000    48,584     65,313          87,669    45,400     62,129          84,485
   9       121,163     500,000    500,000         500,000    53,537     74,523         103,786    51,945     72,931         102,194
  10       138,209     500,000    500,000         500,000    58,080     83,856         121,381    58,080     83,856         121,381

  15       237,111     500,000    500,000         500,000    74,329    133,079         240,424    74,329    133,079         240,424
  20       363,337     500,000    500,000         500,000    74,728    184,873         443,862    74,728    184,873         443,862
  25       524,437     500,000    500,000         834,837    43,148    232,413         795,083    43,148    232,413         795,083
  30       730,047           0    500,000       1,434,246         0    276,787       1,365,949         0    276,787       1,365,949

All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of current mortality and expense risk charges and (2) assumed Fund total expenses of 0.80% per year. See "Expense Data" at pages 6-7 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  FEMALE    NONSMOKER    ISSUE AGE 45
                                  PREFERRED -- $5,242 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1
                                  GUARANTEED BASIS (NON-NEW YORK)


          PREMIUMS
         ACCUMULATED
END OF       AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
POLICY   5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
 YEAR     PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------   -----------   --------   --------   ---------   --------   --------   ---------   --------   --------   ---------

   1         5,504     500,000    500,000     500,000      2,973      3,208       3,443          0          0           0
   2        11,283     500,000    500,000     500,000      5,850      6,505       7,190        485      1,140       1,825
   3        17,352     500,000    500,000     500,000      8,567      9,831      11,207      3,202      4,466       5,842
   4        23,723     500,000    500,000     500,000     11,114     13,173      15,509      5,749      7,808      10,144
   5        30,414     500,000    500,000     500,000     13,485     16,525      20,119      8,120     11,160      14,754

   6        37,438     500,000    500,000     500,000     15,669     19,874      25,059     11,377     15,582      20,767
   7        44,814     500,000    500,000     500,000     17,660     23,213      30,356     14,441     19,994      27,137
   8        52,559     500,000    500,000     500,000     19,443     26,525      36,033     17,297     24,379      33,887
   9        60,691     500,000    500,000     500,000     20,993     29,781      42,109     19,920     28,708      41,036
  10        69,230     500,000    500,000     500,000     22,310     32,978      48,627     22,310     32,978      48,627

  15       118,771     500,000    500,000     500,000     25,433     47,987      89,931     25,433     47,987      89,931
  20       181,998     500,000    500,000     500,000     21,132     59,449     152,250     21,132     59,449     152,250
  25       262,695     500,000    500,000     500,000      1,943     58,787     246,940      1,943     58,787     246,940
  30       365,686           0    500,000     500,000          0     32,109     403,276          0     32,109     403,276

All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates, mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of guaranteed mortality and expense risk charges and (2) assumed Fund total expenses of 0.80% per year. See "Expense Data" at pages 6-7 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  FEMALE    NONSMOKER    ISSUE AGE 45
                                  PREFERRED -- $5,287 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1
                                  GUARANTEED BASIS (NEW YORK)



          PREMIUMS
         ACCUMULATED
END OF       AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
POLICY   5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
 YEAR     PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------   -----------   --------   --------   ---------   --------   --------   ---------   --------   --------   ---------

   1         5,551     500,000    500,000     500,000      3,020      3,257       3,495          0          0           0
   2        11,380     500,000    500,000     500,000      5,974      6,639       7,335        609      1,274       1,970
   3        17,501     500,000    500,000     500,000      8,771     10,057      11,458      3,406      4,692       6,093
   4        23,927     500,000    500,000     500,000     11,400     13,500      15,883      6,035      8,135      10,518
   5        30,675     500,000    500,000     500,000     13,854     16,961      20,634      8,489     11,596      15,269

   6        37,760     500,000    500,000     500,000     16,123     20,429      25,734     11,831     16,137      21,442
   7        45,199     500,000    500,000     500,000     18,200     23,895      31,215     14,981     20,676      27,996
   8        53,010     500,000    500,000     500,000     20,071     27,344      37,104     17,925     25,198      34,958
   9        61,212     500,000    500,000     500,000     21,709     30,748      43,420     20,636     29,675      42,347
  10        69,824     500,000    500,000     500,000     23,115     34,103      50,211     23,115     34,103      50,211

  15       119,790     500,000    500,000     500,000     26,818     50,330      93,996     26,818     50,330      93,996
  20       183,561     500,000    500,000     500,000     23,180     63,773     161,796     23,180     63,773     161,796
  25       264,950     500,000    500,000     500,000      4,579     66,021     267,875      4,579     66,021     267,875
  30       368,825           0    500,000     500,000          0     43,685     448,785          0     43,685     448,785



All Amounts are in Dollars



                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.



                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates, mortality and expense risk charges, administrative fees and premium load assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of guaranteed mortality and expense risk charges and (2) assumed Fund total expenses of 0.80% per year for years 1-12, 0.65% thereafter. See "Expense Data" at pages 6-7 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  FEMALE    NONSMOKER    ISSUE AGE 45
                                  PREFERRED -- $5,242 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1
                                  CURRENT BASIS

          PREMIUMS
         ACCUMULATED
END OF       AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
POLICY   5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
 YEAR     PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------   -----------   --------   --------   ---------   --------   --------   ---------   --------   --------   ---------

   1         5,504     500,000    500,000     500,000      3,645      3,901       4,157          0          0           0
   2        11,283     500,000    500,000     500,000      7,310      8,054       8,829      1,955      2,699       3,474
   3        17,352     500,000    500,000     500,000     10,877     12,348      13,943      5,522      6,993       8,588
   4        23,723     500,000    500,000     500,000     14,348     16,791      19,548      8,993     11,436      14,193
   5        30,414     500,000    500,000     500,000     17,724     21,391      25,697     12,369     16,036      20,342

   6        37,438     500,000    500,000     500,000     20,962     26,107      32,399     16,678     21,823      28,115
   7        44,814     500,000    500,000     500,000     24,062     30,947      39,716     20,849     27,734      36,503
   8        52,559     500,000    500,000     500,000     27,029     35,919      47,717     24,887     33,777      45,575
   9        60,691     500,000    500,000     500,000     29,912     41,077      56,524     28,841     40,006      55,453
  10        69,230     500,000    500,000     500,000     32,713     46,433      66,226     32,713     46,433      66,226

  15       118,771     500,000    500,000     500,000     44,491     75,674     131,539     44,491     75,674     131,539
  20       181,998     500,000    500,000     500,000     51,174    108,472     237,960     51,174    108,472     237,960
  25       262,695     500,000    500,000     500,000     53,593    146,997     417,469     53,593    146,997     417,469
  30       365,686     500,000    500,000     770,434     49,311    191,765     720,032     49,311    191,765     720,032

All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of current mortality and expense risk charges and (2) assumed Fund total expenses of 0.80% per year. See "Expense Data" at pages 6-7 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  FEMALE    NONSMOKER    ISSUE AGE 55
                                  PREFERRED -- $8,225 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1
                                  GUARANTEED BASIS (NON-NEW YORK)


          PREMIUMS
         ACCUMULATED
END OF       AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
POLICY   5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
 YEAR     PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------   -----------   --------   --------   ---------   --------   --------   ---------   --------   --------   ---------

   1         8,636     500,000    500,000     500,000      4,043      4,391       4,742          0          0           0
   2        17,704     500,000    500,000     500,000      7,873      8,824       9,821      1,073      2,024       3,021
   3        27,226     500,000    500,000     500,000     11,445     13,251      15,226      4,645      6,451       8,426
   4        37,223     500,000    500,000     500,000     14,774     17,688      21,008      7,974     10,888      14,208
   5        47,721     500,000    500,000     500,000     17,851     22,125      27,201     11,051     15,325      20,401

   6        58,743     500,000    500,000     500,000     20,653     26,535      33,827     15,213     21,095      28,387
   7        70,316     500,000    500,000     500,000     23,123     30,861      40,878     19,043     26,781      36,798
   8        82,468     500,000    500,000     500,000     25,187     35,023      48,333     22,467     32,303      45,613
   9        95,228     500,000    500,000     500,000     26,743     38,911      56,141     25,383     37,551      54,781
  10       108,626     500,000    500,000     500,000     27,718     42,439      64,282     27,718     42,439      64,282

  15       186,358     500,000    500,000     500,000     22,774     52,948     111,181     22,774     52,948     111,181
  20       285,566           0    500,000     500,000          0     41,478     171,077          0     41,478     171,077
  25       412,183           0          0     500,000          0          0     241,140          0          0     241,140
  30       573,782           0          0     500,000          0          0     331,895          0          0     331,895

All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates, mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of guaranteed mortality and expense risk charges and (2) assumed Fund total expenses of 0.80% per year. See "Expense Data" at pages 6-7 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  FEMALE    NONSMOKER    ISSUE AGE 55
                                  PREFERRED -- $8,278 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1
                                  GUARANTEED BASIS (NEW YORK)



          PREMIUMS
         ACCUMULATED
END OF       AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
POLICY   5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
 YEAR     PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------   -----------   --------   --------   ---------   --------   --------   ---------   --------   --------   ---------

   1         8,692     500,000    500,000     500,000      4,099      4,450       4,804          0          0           0
   2        17,818     500,000    500,000     500,000      8,017      8,980       9,989      1,212      2,175       3,184
   3        27,401     500,000    500,000     500,000     11,681     13,515      15,518      4,876      6,710       8,713
   4        37,463     500,000    500,000     500,000     15,105     18,069      21,444      8,300     11,264      14,639
   5        46,028     500,000    500,000     500,000     18,280     22,633      27,803     11,475     15,828      20,998

   6        59,122     500,000    500,000     500,000     21,181     27,184      34,621     15,737     21,740      29,177
   7        70,770     500,000    500,000     500,000     23,753     31,662      41,895     19,670     27,579      37,812
   8        83,000     500,000    500,000     500,000     25,921     35,990      49,605     23,199     33,268      46,883
   9        95,842     500,000    500,000     500,000     27,584     40,057      57,708     26,223     38,696      56,347
  10       109,326     500,000    500,000     500,000     28,668     43,781      66,189     28,668     43,781      66,189

  15       187,559     500,000    500,000     500,000     24,424     55,821     116,290     24,424     55,821     116,290
  20       287,406           0    500,000     500,000          0     46,896     183,763          0     46,896     183,763
  25       414,839           0          0     500,000          0          0     272,171          0          0     272,171
  30       577,480           0          0     500,000          0          0     416,123          0          0     416,123



All Amounts are in Dollars



                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.



                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates, mortality and expense risk charges, administrative fees and premium load assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of guaranteed mortality and expense risk charges and (2) assumed Fund total expenses of 0.80% per year for years 1-12, 0.65% thereafter. See "Expense Data" at pages 6-7 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  FEMALE    NONSMOKER    ISSUE AGE 55
                                  PREFERRED -- $8,225 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1
                                  CURRENT BASIS

          PREMIUMS
         ACCUMULATED
END OF       AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE               SURRENDER VALUE
POLICY   5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
 YEAR     PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
------   -----------   --------   --------   ---------   --------   --------   ---------   --------   --------   ---------

   1         8,636     500,000    500,000      500,000     5,722      6,124        6,528       377        779        1,183
   2        17,704     500,000    500,000      500,000    11,291     12,454       13,667     4,501      5,664        6,877
   3        27,226     500,000    500,000      500,000    16,612     18,900       21,384     9,822     12,110       14,594
   4        37,223     500,000    500,000      500,000    21,750     25,532       29,806    14,960     18,742       23,016
   5        47,721     500,000    500,000      500,000    26,675     32,328       38,980    19,885     25,538       32,190

   6        58,743     500,000    500,000      500,000    31,478     39,386       49,081    26,046     33,954       43,649
   7        70,316     500,000    500,000      500,000    36,165     46,726       60,217    32,091     42,652       56,143
   8        82,468     500,000    500,000      500,000    40,734     54,359       72,500    38,018     51,643       69,784
   9        95,228     500,000    500,000      500,000    45,072     62,186       85,944    43,714     60,828       84,586
  10       108,626     500,000    500,000      500,000    49,143     70,182      100,651    49,143     70,182      100,651

  15       186,358     500,000    500,000      500,000    65,719    113,700      200,316    65,719    113,700      200,316
  20       285,566     500,000    500,000      500,000    74,524    163,746      367,908    74,524    163,746      367,908
  25       412,183     500,000    500,000      688,180    65,584    215,687      655,410    65,584    215,687      655,410
  30       573,782     500,000    500,000    1,184,469    21,798    265,203    1,128,066    21,798    265,203    1,128,066

All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of current mortality and expense risk charges and (2) assumed Fund total expenses of 0.80% per year. See "Expense Data" at pages 6-7 of this Prospectus.

                 CG Variable Life Insurance Separate Account II


                                                                          CGVL-1

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
STATEMENT OF ASSETS AND LIABILITY
DECEMBER 31, 1998


                                                      AIM         AIM
                                                      V.I.        V.I.
                                                      CAPITAL     DIVERSIFIED
                                                      APPRECIATION INCOME
                                         COMBINED     SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------
ASSETS
  Investments at Market--Unaffiliated
     (Cost $43,415,652)                  $46,943,247  $2,822,511  $1,207,124
---------------------------------------  -----------  ----------  ----------
TOTAL ASSETS                              46,943,247   2,822,511   1,207,124
---------------------------------------
LIABILITY--
Payable to Connecticut General Life
   Insurance Company                           1,018          60          26
---------------------------------------  -----------  ----------  ----------
NET ASSETS                               $46,942,229  $2,822,451  $1,207,098
---------------------------------------  -----------  ----------  ----------
                                         -----------  ----------  ----------
Percent of net assets                         100.00%       6.01%       2.57%
---------------------------------------  -----------  ----------  ----------
                                         -----------  ----------  ----------
NET ASSETS ARE REPRESENTED BY:
  Units in accumulation period                           201,951      99,596
Unit value                                            $   13.976  $   12.120
                                                      ----------  ----------
---------------------------------------
NET ASSETS                                            $2,822,451  $1,207,098
                                                      ----------  ----------
                                                      ----------  ----------
---------------------------------------



                                         MFS         MFS
                                         EMERGING    TOTAL       MFS
                                         GROWTH      RETURN      UTILITIES
                                         SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
-------------------------------------------------------------------------
ASSETS
  Investments at Market--Unaffiliated
     (Cost $43,415,652)                  $3,558,912  $1,129,625  $357,436
---------------------------------------  ----------  ----------  --------
TOTAL ASSETS                              3,558,912   1,129,625   357,436
---------------------------------------
LIABILITY--
Payable to Connecticut General Life
   Insurance Company                             74          25         8
---------------------------------------  ----------  ----------  --------
NET ASSETS                               $3,558,838  $1,129,600  $357,428
---------------------------------------  ----------  ----------  --------
                                         ----------  ----------  --------
Percent of net assets                          7.58%       2.41%     0.76%
---------------------------------------  ----------  ----------  --------
                                         ----------  ----------  --------
NET ASSETS ARE REPRESENTED BY:
  Units in accumulation period              231,907      77,859    20,836
Unit value                               $   15.346  $   14.508  $ 17.154
                                         ----------  ----------  --------
---------------------------------------
NET ASSETS                               $3,558,838  $1,129,600  $357,428
                                         ----------  ----------  --------
                                         ----------  ----------  --------
---------------------------------------


SEE ACCOMPANYING NOTES.

CGVL-2

                                                                 CIGNA       CIGNA
                                                                 VARIABLE    VARIABLE    FIDELITY    FIDELITY  FIDELITY
                                         AIM         AIM         PRODUCTS    PRODUCTS    VIP         VIP II    VIP II
                                         V.I.        V.I.        MONEY       S&P 500     EQUITY      ASSET     INVESTMENT
                                         GROWTH      VALUE       MARKET      INDEX       INCOME      MANAGER   GRADE BOND
                                         SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at Market--Unaffiliated
     (Cost $43,415,652)                  $5,168,477  $6,937,948  $3,918,119  $3,551,527  $4,939,770  $580,754  $1,415,632
---------------------------------------  ----------  ----------  ----------  ----------  ----------  --------  ----------
TOTAL ASSETS                              5,168,477   6,937,948   3,918,119   3,551,527   4,939,770   580,754   1,415,632
---------------------------------------
LIABILITY--
Payable to Connecticut General Life
   Insurance Company                            111         151          91          76         108        13          30
---------------------------------------  ----------  ----------  ----------  ----------  ----------  --------  ----------
NET ASSETS                               $5,168,366  $6,937,797  $3,918,028  $3,551,451  $4,939,662  $580,741  $1,415,602
---------------------------------------  ----------  ----------  ----------  ----------  ----------  --------  ----------
                                         ----------  ----------  ----------  ----------  ----------  --------  ----------
Percent of net assets                         11.01%      14.78%       8.35%       7.57%      10.52%     1.24%       3.02%
---------------------------------------  ----------  ----------  ----------  ----------  ----------  --------  ----------
                                         ----------  ----------  ----------  ----------  ----------  --------  ----------
NET ASSETS ARE REPRESENTED BY:
  Units in accumulation period              292,640     380,388     350,336     241,569     320,565    39,554     114,144
Unit value                               $   17.661  $   18.239  $   11.184  $   14.702  $   15.409  $ 14.682  $   12.402
                                         ----------  ----------  ----------  ----------  ----------  --------  ----------
---------------------------------------
NET ASSETS                               $5,168,366  $6,937,797  $3,918,028  $3,551,451  $4,939,662  $580,741  $1,415,602
                                         ----------  ----------  ----------  ----------  ----------  --------  ----------
                                         ----------  ----------  ----------  ----------  ----------  --------  ----------
---------------------------------------


                                                                                                              TEMPLETON
                                                        OCC                                                   VARIABLE
                                         MFS            ACCUMULATION   OCC            OCC                     PRODUCTS
                                         WORLD          GLOBAL         ACCUMULATION   ACCUMULATION            ASSET
                                         GOVERNMENTS    EQUITY         MANAGED        SMALL CAPITALIZATION    ALLOCATION
                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT              SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at Market--Unaffiliated
     (Cost $43,415,652)                     $68,603     $  1,997,291   $  1,832,468         $1,497,481        $     1,131,502
---------------------------------------  ------------   ------------   ------------         ----------        ---------------
TOTAL ASSETS                                 68,603        1,997,291      1,832,468          1,497,481              1,131,502
---------------------------------------
LIABILITY--
Payable to Connecticut General Life
   Insurance Company                              1               43             40                 32                     25
---------------------------------------  ------------   ------------   ------------         ----------        ---------------
NET ASSETS                                  $68,602     $  1,997,248   $  1,832,428         $1,497,449        $     1,131,477
---------------------------------------  ------------   ------------   ------------         ----------        ---------------
                                         ------------   ------------   ------------         ----------        ---------------
Percent of net assets                          0.15%            4.25%          3.90%              3.19%                 %2.41
---------------------------------------  ------------   ------------   ------------         ----------        ---------------
                                         ------------   ------------   ------------         ----------        ---------------
NET ASSETS ARE REPRESENTED BY:
  Units in accumulation period                6,196          144,584        127,868            129,592                 83,852
Unit value                                  $11.072     $     13.814   $     14.331         $   11.555        $        13.494
                                         ------------   ------------   ------------         ----------        ---------------
---------------------------------------
NET ASSETS                                  $68,602     $  1,997,248   $  1,832,428         $1,497,449        $     1,131,477
                                         ------------   ------------   ------------         ----------        ---------------
                                         ------------   ------------   ------------         ----------        ---------------
---------------------------------------

                                         TEMPLETON         TEMPLETON
                                         VARIABLE          VARIABLE
                                         PRODUCTS          PRODUCTS
                                         INTERNATIONAL     STOCK
                                         SUBACCOUNT        SUBACCOUNT
---------------------------------------
ASSETS
  Investments at Market--Unaffiliated
     (Cost $43,415,652)                  $     3,690,874   $     1,137,193
---------------------------------------  ---------------   ---------------
TOTAL ASSETS                                   3,690,874         1,137,193
---------------------------------------
LIABILITY--
Payable to Connecticut General Life
   Insurance Company                                  79                25
---------------------------------------  ---------------   ---------------
NET ASSETS                               $     3,690,795   $     1,137,168
---------------------------------------  ---------------   ---------------
                                         ---------------   ---------------
Percent of net assets                              %7.86             %2.42
---------------------------------------  ---------------   ---------------
                                         ---------------   ---------------
NET ASSETS ARE REPRESENTED BY:
  Units in accumulation period                   266,538            91,947
Unit value                               $        13.847   $        12.368
                                         ---------------   ---------------
---------------------------------------
NET ASSETS                               $     3,690,795   $     1,137,168
                                         ---------------   ---------------
                                         ---------------   ---------------
---------------------------------------


                                                                          CGVL-3

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
STATEMENT OF OPERATIONS


                                         AIM            AIM
                                         V.I.           V.I.
                                         CAPITAL        DIVERSIFIED
                                         APPRECIATION   INCOME
                             COMBINED    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------
Inception date                           May 6, 1996    May 22, 1996
Year Ended December 31,
   1996
Net Investment Income
   (Loss):
  Dividends from investment
     income                  $   10,201    $    321        $  3,336
  Dividends from net
     realized gains
    on investments               26,191          --              --
  Mortality and expense
     guarantees                  (3,686)       (385)            (88)
---------------------------  ----------  ------------   -------------
NET INVESTMENT INCOME
   (LOSS)                        32,706         (64)          3,248
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments               2,409         379              11
  Net change in unrealized
     appreciation or
     depreciation on
     investments                 52,539       2,251          (1,549)
---------------------------  ----------  ------------   -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                   54,948       2,630          (1,538)
---------------------------  ----------  ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS           $   87,654    $  2,566        $  1,710
---------------------------  ----------  ------------   -------------
                             ----------  ------------   -------------
Year Ended December 31,
   1997
Net Investment Income
   (Loss):
  Dividends from investment
     income                  $  108,623    $    928        $    268
  Dividends from net
     realized gains on
     investments                246,338      11,932              --
  Mortality and expense
     guarantees                 (57,978)     (5,212)         (1,463)
---------------------------  ----------  ------------   -------------
NET INVESTMENT INCOME
   (LOSS)                       296,983       7,648          (1,195)
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments               6,715       1,490              66
  Net change in unrealized
     appreciation or
     depreciation on
     investments                683,612      64,842          18,333
---------------------------  ----------  ------------   -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                  690,327      66,332          18,399
---------------------------  ----------  ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS           $  987,310    $ 73,980        $ 17,204
---------------------------  ----------  ------------   -------------
                             ----------  ------------   -------------
Year Ended December 31,
   1998
Net Investment Income
   (Loss):
  Dividends from investment
     income                  $  511,951    $  3,920        $ 58,349
  Dividends from net
     realized gains on
     investments              1,163,087      69,449          18,616
  Mortality and expense
     guarantees                (250,401)    (15,128)         (6,864)
---------------------------  ----------  ------------   -------------
NET INVESTMENT INCOME
   (LOSS)                     1,424,637      58,241          70,101
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments             206,338      55,523           8,059
  Net change in unrealized
     appreciation or
     depreciation on
     investments              2,791,444     298,578         (71,880)
---------------------------  ----------  ------------   -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                2,997,782     354,101         (63,821)
---------------------------  ----------  ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS           $4,422,419    $412,342        $  6,280
---------------------------  ----------  ------------   -------------
                             ----------  ------------   -------------


SEE ACCOMPANYING NOTES.

CGVL-4

                                                            CIGNA          CIGNA
                                                            VARIABLE       VARIABLE        FIDELITY       FIDELITY
                             AIM             AIM            PRODUCTS       PRODUCTS        VIP            VIP II
                             V.I.            V.I.           MONEY          S&P 500         EQUITY         ASSET
                             GROWTH          VALUE          MARKET         INDEX           INCOME         MANAGER
                             SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Inception date               May 22, 1996    May 6, 1996    May 6, 1996    May 23, 1997    May 6, 1996    July 1, 1996
Year Ended December 31,
   1996
Net Investment Income
   (Loss):
  Dividends from investment
     income                     $    833      $    1,608     $    2,053       $     --       $     --        $     --
  Dividends from net
     realized gains
    on investments                 9,355          15,593             --             --             --              --
  Mortality and expense
     guarantees                     (282)           (468)          (315)            --           (322)            (89)
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
NET INVESTMENT INCOME
   (LOSS)                          9,906          16,733          1,738             --           (322)            (89)
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                  337             337             --             --            350             344
  Net change in unrealized
     appreciation or
     depreciation on
     investments                  (9,782)         (3,822)            --             --          5,635           1,319
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                    (9,445)         (3,485)            --             --          5,985           1,663
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS              $    461      $   13,248     $    1,738       $     --       $  5,663        $  1,574
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
                             -------------   ------------   ------------   -------------   ------------   -------------
Year Ended December 31,
   1997
Net Investment Income
   (Loss):
  Dividends from investment
     income                     $  6,858      $   17,630     $   29,019       $  7,320       $  6,926        $  3,086
  Dividends from net
     realized gains on
     investments                  51,743          54,124             --          7,320         34,821           7,741
  Mortality and expense
     guarantees                   (6,870)         (8,405)        (4,540)          (402)        (5,823)           (956)
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
NET INVESTMENT INCOME
   (LOSS)                         51,731          63,349         24,479         14,238         35,924           9,871
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                  375           1,561             --           (650)           635             143
  Net change in unrealized
     appreciation or
     depreciation on
     investments                 114,550         112,220             --         (6,932)       126,200          12,884
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                   114,925         113,781             --         (7,582)       126,835          13,027
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS              $166,656      $  177,130     $   24,479       $  6,656       $162,759        $ 22,898
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
                             -------------   ------------   ------------   -------------   ------------   -------------
Year Ended December 31,
   1998
Net Investment Income
   (Loss):
  Dividends from investment
     income                     $ 15,840      $   31,605     $  137,671       $ 66,765       $ 21,543        $  9,902
  Dividends from net
     realized gains on
     investments                 296,979         279,532             --         27,185         76,669          29,708
  Mortality and expense
     guarantees                  (25,643)        (34,701)       (22,073)       (16,065)       (28,302)         (3,593)
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
NET INVESTMENT INCOME
   (LOSS)                        287,176         276,436        115,598         77,885         69,910          36,017
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments               60,325          31,568              3          3,274         (1,222)          2,199
  Net change in unrealized
     appreciation or
     depreciation on
     investments                 609,366         966,927             --        414,198        133,848          29,654
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                   669,691         998,495              3        417,472        132,626          31,853
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS              $956,867      $1,274,931     $  115,601       $495,357       $202,536        $ 67,870
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
                             -------------   ------------   ------------   -------------   ------------   -------------


                             FIDELITY
                             VIP II         MFS
                             INVESTMENT     EMERGING
                             GRADE BOND     GROWTH
                             SUBACCOUNT     SUBACCOUNT
---------------------------
Inception date               May 6, 1996    May 23, 1997
Year Ended December 31,
   1996
Net Investment Income
   (Loss):
  Dividends from investment
     income                     $    --        $     --
  Dividends from net
     realized gains
    on investments                   --              --
  Mortality and expense
     guarantees                     (32)             --
---------------------------  ------------   -------------
NET INVESTMENT INCOME
   (LOSS)                           (32)             --
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                   4              --
  Net change in unrealized
     appreciation or
     depreciation on
     investments                    (66)             --
---------------------------  ------------   -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                      (62)             --
---------------------------  ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS              $   (94)       $     --
---------------------------  ------------   -------------
                             ------------   -------------
Year Ended December 31,
   1997
Net Investment Income
   (Loss):
  Dividends from investment
     income                     $ 2,535        $     --
  Dividends from net
     realized gains on
     investments                     --              --
  Mortality and expense
     guarantees                    (635)           (481)
---------------------------  ------------   -------------
NET INVESTMENT INCOME
   (LOSS)                         1,900            (481)
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                  68             122
  Net change in unrealized
     appreciation or
     depreciation on
     investments                  5,634          (3,444)
---------------------------  ------------   -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                    5,702          (3,322)
---------------------------  ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS              $ 7,602        $ (3,803)
---------------------------  ------------   -------------
                             ------------   -------------
Year Ended December 31,
   1998
Net Investment Income
   (Loss):
  Dividends from investment
     income                     $36,965        $     --
  Dividends from net
     realized gains on
     investments                  4,386           8,732
  Mortality and expense
     guarantees                  (7,850)        (15,783)
---------------------------  ------------   -------------
NET INVESTMENT INCOME
   (LOSS)                        33,501          (7,051)
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                (639)          4,854
  Net change in unrealized
     appreciation or
     depreciation on
     investments                 37,295         535,053
---------------------------  ------------   -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                   36,656         539,907
---------------------------  ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS              $70,157        $532,856
---------------------------  ------------   -------------
                             ------------   -------------


                                                                          CGVL-5

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
STATEMENT OF OPERATIONS (CONTINUED)


                             MFS                                MFS
                             TOTAL           MFS                WORLD
                             RETURN          UTILITIES          GOVERNMENTS
                             SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
----------------------------------------------------------------------------
Inception date               May 28, 1996    August 19, 1996    May 6, 1996
Year Ended December 31,
   1996
Net Investment Income
   (Loss):
  Dividends from investment
     income                     $  1,859         $    135         $     --
  Dividends from net
     realized gains
    on investments                   808              350               --
  Mortality and expense
     guarantees                     (165)              (9)             (13)
---------------------------  -------------       --------       ------------
NET INVESTMENT INCOME
   (LOSS)                          2,502              476              (13)
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                   61               (1)              --
  Net change in unrealized
     appreciation or
     depreciation on
     investments                     656                9               24
---------------------------  -------------       --------       ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       717                8               24
---------------------------  -------------       --------       ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS              $  3,219         $    484         $     11
---------------------------  -------------       --------       ------------
                             -------------       --------       ------------
Year Ended December 31,
   1997
Net Investment Income
   (Loss):
  Dividends from investment
     income                     $     --         $     --         $    184
  Dividends from net
     realized gains on
     investments                      --               --               83
  Mortality and expense
     guarantees                   (2,021)            (295)            (264)
---------------------------  -------------       --------       ------------
NET INVESTMENT INCOME
   (LOSS)                         (2,021)            (295)               3
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                 (284)             263              (97)
  Net change in unrealized
     appreciation or
     depreciation on
     investments                  47,191           11,922              389
---------------------------  -------------       --------       ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                    46,907           12,185              292
---------------------------  -------------       --------       ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS              $ 44,886         $ 11,890         $    295
---------------------------  -------------       --------       ------------
                             -------------       --------       ------------
Year Ended December 31,
   1998
Net Investment Income
   (Loss):
  Dividends from investment
     income                     $  8,336         $  1,821         $    636
  Dividends from net
     realized gains on
     investments                   9,802            8,257               --
  Mortality and expense
     guarantees                   (6,195)          (1,576)            (444)
---------------------------  -------------       --------       ------------
NET INVESTMENT INCOME
   (LOSS)                         11,943            8,502              192
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                7,044            1,169              953
  Net change in unrealized
     appreciation or
     depreciation on
     investments                  64,679           23,048            2,802
---------------------------  -------------       --------       ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                    71,723           24,217            3,755
---------------------------  -------------       --------       ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS              $ 83,666         $ 32,719         $  3,947
---------------------------  -------------       --------       ------------
                             -------------       --------       ------------


SEE ACCOMPANYING NOTES.

CGVL-6

                                                                             TEMPLETON
                             OCC                             OCC             VARIABLE       TEMPLETON       TEMPLETON
                             ACCUMULATION    OCC             ACCUMULATION    PRODUCTS       VARIABLE        VARIABLE
                             GLOBAL          ACCUMULATION    SMALL           ASSET          PRODUCTS        PRODUCTS
                             EQUITY          MANAGED         CAPITALIZATION  ALLOCATION     INTERNATIONAL   STOCK
                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Inception date                May 6, 1996    May 28, 1996    May 21, 1996    May 6, 1996    May 21, 1996    May 22, 1996
Year Ended December 31,
   1996
Net Investment Income
   (Loss):
  Dividends from investment
     income                    $      56        $    --        $       --       $    --        $     --        $     --
  Dividends from net
     realized gains
    on investments                    85             --                --            --              --              --
  Mortality and expense
     guarantees                      (24)          (375)             (281)         (244)           (473)           (121)
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
NET INVESTMENT INCOME
   (LOSS)                            117           (375)             (281)         (244)           (473)           (121)
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                    7            174                26           249             156             (25)
  Net change in unrealized
     appreciation or
     depreciation on
     investments                     375         11,891             9,222         8,859          22,647           4,870
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       382         12,065             9,248         9,108          22,803           4,845
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS             $     499        $11,690        $    8,967       $ 8,864        $ 22,330        $  4,724
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
                             -------------   -------------   -------------   ------------   -------------   -------------
Year Ended December 31,
   1997
Net Investment Income
   (Loss):
  Dividends from investment
     income                    $   2,055        $ 3,094        $    1,288       $11,456        $ 13,383        $  2,593
  Dividends from net
     realized gains on
     investments                  20,597          9,501             9,078        21,740           5,380          12,278
  Mortality and expense
     guarantees                     (775)        (4,070)           (3,063)       (3,943)         (6,215)         (2,545)
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
NET INVESTMENT INCOME
   (LOSS)                         21,877          8,525             7,303        29,253          12,548          12,326
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                 (194)         2,945               (91)         (155)            577             (59)
  Net change in unrealized
     appreciation or
     depreciation on
     investments                 (23,062)        66,834            61,025        21,181          52,272           1,573
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                   (23,256)        69,779            60,934        21,026          52,849           1,514
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS             $  (1,379)       $78,304        $   68,237       $50,279        $ 65,397        $ 13,840
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
                             -------------   -------------   -------------   ------------   -------------   -------------
Year Ended December 31,
   1998
Net Investment Income
   (Loss):
  Dividends from investment
     income                    $  21,969        $ 7,820        $    2,748       $19,612        $ 42,417        $ 24,032
  Dividends from net
     realized gains on
     investments                  75,639         31,491            30,008        19,762          75,836         101,036
  Mortality and expense
     guarantees                  (10,667)       (11,163)           (8,948)       (6,840)        (19,950)         (8,616)
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
NET INVESTMENT INCOME
   (LOSS)                         86,941         28,148            23,808        32,534          98,303         116,452
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                4,640         10,006            (1,735)          339          16,189           3,789
  Net change in unrealized
     appreciation or
     depreciation on
     investments                (100,987)        12,273          (156,203)       17,093          45,028         (69,328)
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                   (96,347)        22,279          (157,938)       17,432          61,217         (65,539)
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS             $  (9,406)       $50,427        $ (134,130)      $49,966        $159,520        $ 50,913
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
                             -------------   -------------   -------------   ------------   -------------   -------------


                                                                          CGVL-7

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
STATEMENT OF CHANGES IN NET ASSETS


                                          AIM            AIM
                                          V.I.           V.I.
                                          CAPITAL        DIVERSIFIED
                                          APPRECIATION   INCOME
                             COMBINED     SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------
Inception date                            May 6, 1996    May 22, 1996
Changes From Operations:
  Net investment income
     (loss)                  $    32,706   $      (64)     $    3,248
  Net realized gain (loss)
     on investments                2,409          379              11
  Net change in unrealized
     appreciation or
     depreciation on
     investments                  52,539        2,251          (1,549)
---------------------------  -----------  ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                87,654        2,566           1,710
---------------------------
Change From Unit
   Transactions:
  Participant deposits, net
     of premium loads            575,260      101,952           1,147
  Participants transfers       2,544,023      207,039          80,113
  Participants withdrawals       (91,196)     (11,342)         (3,027)
---------------------------  -----------  ------------   -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                3,028,087      297,649          78,233
---------------------------  -----------  ------------   -------------
TOTAL INCREASE IN NET
   ASSETS                      3,115,741      300,215          79,943
---------------------------  -----------  ------------   -------------
NET ASSETS AT DECEMBER 31,
   1996                        3,115,741      300,215          79,943
---------------------------
Changes From Operations:
  Net investment income
     (loss)                      296,983        7,648          (1,195)
  Net realized gain (loss)
     on investments                6,715        1,490              66
  Net change in unrealized
     appreciation or
     depreciation on
     investments                 683,612       64,842          18,333
---------------------------  -----------  ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS               987,310       73,980          17,204
---------------------------
Change From Unit
   Transactions:
  Participant deposits, net
     of premium loads          2,647,735      323,509          98,464
  Participants transfers       8,679,704      604,094         185,371
  Participants withdrawals      (942,013)     (92,701)        (33,075)
---------------------------  -----------  ------------   -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               10,385,426      834,902         250,760
---------------------------  -----------  ------------   -------------
TOTAL INCREASE IN NET
   ASSETS                     11,372,736      908,882         267,964
---------------------------  -----------  ------------   -------------
NET ASSETS AT DECEMBER 31,
   1997                       14,488,477    1,209,097         347,907
---------------------------
Changes From Operations:
  Net investment income
     (loss)                    1,424,637       58,241          70,101
  Net realized gain (loss)
     on investments              206,338       55,523           8,059
  Net change in unrealized
     appreciation or
     depreciation on
     investments               2,791,444      298,578         (71,880)
---------------------------  -----------  ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS             4,422,419      412,342           6,280
---------------------------
Change from unit
   transactions:
  Participant deposits, net
     of premium loads         19,241,251    1,009,560         355,110
  Participants transfers      12,939,075      424,370         591,814
  Participants withdrawals    (4,148,993)    (232,918)        (94,013)
---------------------------  -----------  ------------   -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               28,031,333    1,201,012         852,911
---------------------------  -----------  ------------   -------------
TOTAL INCREASE IN NET
   ASSETS                     32,453,752    1,613,354         859,191
---------------------------  -----------  ------------   -------------
NET ASSETS AT DECEMBER 31,
   1998                      $46,942,229   $2,822,451      $1,207,098
---------------------------  -----------  ------------   -------------
                             -----------  ------------   -------------


SEE ACCOMPANYING NOTES.

CGVL-8

                                                            CIGNA          CIGNA
                                                            VARIABLE       VARIABLE        FIDELITY       FIDELITY
                             AIM             AIM            PRODUCTS       PRODUCTS        VIP            VIP II
                             V.I.            V.I.           MONEY          S&P 500         EQUITY         ASSET
                             GROWTH          VALUE          MARKET         INDEX           INCOME         MANAGER
                             SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Inception date               May 22, 1996    May 6, 1996    May 6, 1996    May 23, 1997    May 6, 1996    July 1, 1996
Changes From Operations:
  Net investment income
     (loss)                    $    9,906     $   16,733     $    1,738      $       --     $     (322)      $    (89)
  Net realized gain (loss)
     on investments                   337            337             --              --            350            344
  Net change in unrealized
     appreciation or
     depreciation on
     investments                   (9,782)        (3,822)            --              --          5,635          1,319
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                    461         13,248          1,738              --          5,663          1,574
---------------------------
Change From Unit
   Transactions:
  Participant deposits, net
     of premium loads             108,913         94,506         29,639              --         40,360         25,510
  Participants transfers          292,966        306,773        162,260              --        260,509         42,284
  Participants withdrawals         (5,403)       (14,480)       (10,518)             --         (8,346)        (1,320)
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                   396,476        386,799        181,381              --        292,523         66,474
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
TOTAL INCREASE IN NET
   ASSETS                         396,937        400,047        183,119              --        298,186         68,048
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
NET ASSETS AT DECEMBER 31,
   1996                           396,937        400,047        183,119              --        298,186         68,048
---------------------------
Changes From Operations:
  Net investment income
     (loss)                        51,731         63,349         24,479          14,238         35,924          9,871
  Net realized gain (loss)
     on investments                   375          1,561             --            (650)           635            143
  Net change in unrealized
     appreciation or
     depreciation on
     investments                  114,550        112,220             --          (6,932)       126,200         12,884
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                166,656        177,130         24,479           6,656        162,759         22,898
---------------------------
Change From Unit
   Transactions:
  Participant deposits, net
     of premium loads             231,695        395,944         86,719          18,012        377,160         76,781
  Participants transfers          947,946      1,300,232        251,392         401,552        734,832        167,578
  Participants withdrawals       (108,614)      (136,315)       (64,689)        (10,135)      (105,591)       (12,875)
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 1,071,027      1,559,861        273,422         409,429      1,006,401        231,484
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
TOTAL INCREASE IN NET
   ASSETS                       1,237,683      1,736,991        297,901         416,085      1,169,160        254,382
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
NET ASSETS AT DECEMBER 31,
   1997                         1,634,620      2,137,038        481,020         416,085      1,467,346        322,430
---------------------------
Changes From Operations:
  Net investment income
     (loss)                       287,176        276,436        115,598          77,885         69,910         36,017
  Net realized gain (loss)
     on investments                60,325         31,568              3           3,274         (1,222)         2,199
  Net change in unrealized
     appreciation or
     depreciation on
     investments                  609,366        966,927             --         414,198        133,848         29,654
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                956,867      1,274,931        115,601         495,357        202,536         67,870
---------------------------
Change from unit
   transactions:
  Participant deposits, net
     of premium loads           2,236,356      2,775,826      3,565,006         968,134      1,228,595        185,043
  Participants transfers          685,827      1,238,280        168,146       1,901,390      2,905,255         86,622
  Participants withdrawals       (345,304)      (488,278)      (411,745)       (229,515)      (864,070)       (81,224)
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 2,576,879      3,525,828      3,321,407       2,640,009      3,269,780        190,441
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
TOTAL INCREASE IN NET
   ASSETS                       3,533,746      4,800,759      3,437,008       3,135,366      3,472,316        258,311
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
NET ASSETS AT DECEMBER 31,
   1998                        $5,168,366     $6,937,797     $3,918,028      $3,551,451     $4,939,662       $580,741
---------------------------  -------------   ------------   ------------   -------------   ------------   -------------
                             -------------   ------------   ------------   -------------   ------------   -------------


                             FIDELITY
                             VIP II         MFS
                             INVESTMENT     EMERGING
                             GRADE BOND     GROWTH
                             SUBACCOUNT     SUBACCOUNT
---------------------------
Inception date               May 6, 1996    May 23, 1997
Changes From Operations:
  Net investment income
     (loss)                   $      (32)     $       --
  Net realized gain (loss)
     on investments                    4              --
  Net change in unrealized
     appreciation or
     depreciation on
     investments                     (66)             --
---------------------------  ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                   (94)             --
---------------------------
Change From Unit
   Transactions:
  Participant deposits, net
     of premium loads                668              --
  Participants transfers          41,527              --
  Participants withdrawals        (1,280)             --
---------------------------  ------------   -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                   40,915              --
---------------------------  ------------   -------------
TOTAL INCREASE IN NET
   ASSETS                         40,821              --
---------------------------  ------------   -------------
NET ASSETS AT DECEMBER 31,
   1996                           40,821              --
---------------------------
Changes From Operations:
  Net investment income
     (loss)                        1,900            (481)
  Net realized gain (loss)
     on investments                   68             122
  Net change in unrealized
     appreciation or
     depreciation on
     investments                   5,634          (3,444)
---------------------------  ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                 7,602          (3,803)
---------------------------
Change From Unit
   Transactions:
  Participant deposits, net
     of premium loads             38,011          42,010
  Participants transfers         185,522         542,788
  Participants withdrawals       (14,963)         (6,856)
---------------------------  ------------   -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                  208,570         577,942
---------------------------  ------------   -------------
TOTAL INCREASE IN NET
   ASSETS                        216,172         574,139
---------------------------  ------------   -------------
NET ASSETS AT DECEMBER 31,
   1997                          256,993         574,139
---------------------------
Changes From Operations:
  Net investment income
     (loss)                       33,501          (7,051)
  Net realized gain (loss)
     on investments                 (639)          4,854
  Net change in unrealized
     appreciation or
     depreciation on
     investments                  37,295         535,053
---------------------------  ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                70,157         532,856
---------------------------
Change from unit
   transactions:
  Participant deposits, net
     of premium loads            258,154       1,756,960
  Participants transfers         929,300         885,544
  Participants withdrawals       (99,002)       (190,661)
---------------------------  ------------   -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                1,088,452       2,451,843
---------------------------  ------------   -------------
TOTAL INCREASE IN NET
   ASSETS                      1,158,609       2,984,699
---------------------------  ------------   -------------
NET ASSETS AT DECEMBER 31,
   1998                       $1,415,602      $3,558,838
---------------------------  ------------   -------------
                             ------------   -------------


                                                                          CGVL-9

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                             MFS                                MFS
                             TOTAL           MFS                WORLD
                             RETURN          UTILITIES          GOVERNMENTS
                             SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
----------------------------------------------------------------------------
Inception date               May 28, 1996    August 19, 1996    May 6, 1996
Changes From Operations:
  Net investment income
     (loss)                    $    2,502        $    476          $   (13)
  Net realized gain (loss)
     on investments                    61              (1)              --
  Net change in unrealized
     appreciation or
     depreciation on
     investments                      656               9               24
---------------------------  -------------       --------       ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                  3,219             484               11
---------------------------
Change From Unit
   Transactions:
  Participant deposits, net
     of premium loads              42,659              64            2,843
  Participants transfers           82,784           5,527            7,813
  Participants withdrawals         (2,564)           (256)            (626)
---------------------------  -------------       --------       ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                   122,879           5,335           10,030
---------------------------  -------------       --------       ------------
TOTAL INCREASE IN NET
   ASSETS                         126,098           5,819           10,041
---------------------------  -------------       --------       ------------
NET ASSETS AT DECEMBER 31,
   1996                           126,098           5,819           10,041
---------------------------
Changes From Operations:
  Net investment income
     (loss)                        (2,021)           (295)               3
  Net realized gain (loss)
     on investments                  (284)            263              (97)
  Net change in unrealized
     appreciation or
     depreciation on
     investments                   47,191          11,922              389
---------------------------  -------------       --------       ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                 44,886          11,890              295
---------------------------
Change From Unit
   Transactions:
  Participant deposits, net
     of premium loads              99,400          36,123           24,376
  Participants transfers          247,244          41,549           18,935
  Participants withdrawals        (26,686)         (7,388)          (4,737)
---------------------------  -------------       --------       ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                   319,958          70,284           38,574
---------------------------  -------------       --------       ------------
TOTAL INCREASE IN NET
   ASSETS                         364,844          82,174           38,869
---------------------------  -------------       --------       ------------
NET ASSETS AT DECEMBER 31,
   1997                           490,942          87,993           48,910
---------------------------
Changes From Operations:
  Net investment income
     (loss)                        11,943           8,502              192
  Net realized gain (loss)
     on investments                 7,044           1,169              953
  Net change in unrealized
     appreciation or
     depreciation on
     investments                   64,679          23,048            2,802
---------------------------  -------------       --------       ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                 83,666          32,719            3,947
---------------------------
Change from unit
   transactions:
  Participant deposits, net
     of premium loads             347,693         128,259           31,013
  Participants transfers          307,702         138,245           (6,513)
  Participants withdrawals       (100,403)        (29,788)          (8,755)
---------------------------  -------------       --------       ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                   554,992         236,716           15,745
---------------------------  -------------       --------       ------------
TOTAL INCREASE IN NET
   ASSETS                         638,658         269,435           19,692
---------------------------  -------------       --------       ------------
NET ASSETS AT DECEMBER 31,
   1998                        $1,129,600        $357,428          $68,602
---------------------------  -------------       --------       ------------
                             -------------       --------       ------------


SEE ACCOMPANYING NOTES.

CGVL-10

                                                                             TEMPLETON
                             OCC                             OCC             VARIABLE       TEMPLETON       TEMPLETON
                             ACCUMULATION    OCC             ACCUMULATION    PRODUCTS       VARIABLE        VARIABLE
                             GLOBAL          ACCUMULATION    SMALL           ASSET          PRODUCTS        PRODUCTS
                             EQUITY          MANAGED         CAPITALIZATION  ALLOCATION     INTERNATIONAL   STOCK
                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Inception date                May 6, 1996    May 28, 1996    May 21, 1996    May 6, 1996    May 21, 1996    May 22, 1996
Changes From Operations:
  Net investment income
     (loss)                    $      117      $     (375)     $     (281)    $     (244)     $     (473)     $     (121)
  Net realized gain (loss)
     on investments                     7             174              26            249             156             (25)
  Net change in unrealized
     appreciation or
     depreciation on
     investments                      375          11,891           9,222          8,859          22,647           4,870
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                    499          11,690           8,967          8,864          22,330           4,724
---------------------------
Change From Unit
   Transactions:
  Participant deposits, net
     of premium loads               1,678          31,531          16,598          8,075          60,621           8,496
  Participants transfers           14,816         207,398         150,455        297,737         302,403          81,619
  Participants withdrawals           (938)         (8,015)         (5,644)        (2,299)        (11,795)         (3,343)
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                    15,556         230,914         161,409        303,513         351,229          86,772
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
TOTAL INCREASE IN NET
   ASSETS                          16,055         242,604         170,376        312,377         373,559          91,496
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
NET ASSETS AT DECEMBER 31,
   1996                            16,055         242,604         170,376        312,377         373,559          91,496
---------------------------
Changes From Operations:
  Net investment income
     (loss)                        21,877           8,525           7,303         29,253          12,548          12,326
  Net realized gain (loss)
     on investments                  (194)          2,945             (91)          (155)            577             (59)
  Net change in unrealized
     appreciation or
     depreciation on
     investments                  (23,062)         66,834          61,025         21,181          52,272           1,573
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                 (1,379)         78,304          68,237         50,279          65,397          13,840
---------------------------
Change From Unit
   Transactions:
  Participant deposits, net
     of premium loads              74,232         146,100         122,875         39,996         323,144          93,184
  Participants transfers          376,844         561,866         414,959        300,264         908,409         488,327
  Participants withdrawals        (14,788)        (78,439)        (47,040)       (26,584)       (112,114)        (38,423)
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                   436,288         629,527         490,794        313,676       1,119,439         543,088
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
TOTAL INCREASE IN NET
   ASSETS                         434,909         707,831         559,031        363,955       1,184,836         556,928
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
NET ASSETS AT DECEMBER 31,
   1997                           450,964         950,435         729,407        676,332       1,558,395         648,424
---------------------------
Changes From Operations:
  Net investment income
     (loss)                        86,941          28,148          23,808         32,534          98,303         116,452
  Net realized gain (loss)
     on investments                 4,640          10,006          (1,735)           339          16,189           3,789
  Net change in unrealized
     appreciation or
     depreciation on
     investments                 (100,987)         12,273        (156,203)        17,093          45,028         (69,328)
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                 (9,406)         50,427        (134,130)        49,966         159,520          50,913
---------------------------
Change from unit
   transactions:
  Participant deposits, net
     of premium loads           1,516,473         447,299         515,465        326,720       1,314,817         274,768
  Participants transfers          140,459         563,427         537,753        143,367         999,820         298,267
  Participants withdrawals       (101,242)       (179,160)       (151,046)       (64,908)       (341,757)       (135,204)
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 1,555,690         831,566         902,172        405,179       1,972,880         437,831
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
TOTAL INCREASE IN NET
   ASSETS                       1,546,284         881,993         768,042        455,145       2,132,400         488,744
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
NET ASSETS AT DECEMBER 31,
   1998                        $1,997,248      $1,832,428      $1,497,449     $1,131,477      $3,690,795      $1,137,168
---------------------------  -------------   -------------   -------------   ------------   -------------   -------------
                             -------------   -------------   -------------   ------------   -------------   -------------


                                                                         CGVL-11

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II

NOTES TO FINANCIAL STATEMENTS

1.  ACCOUNTING POLICIES & ACCOUNT INFORMATION

    THE ACCOUNT:


    CG Variable Life Insurance Separate Account II (the Variable Account) is a segregated investment account of Connecticut General Life Insurance Company (CG Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of the operations of CG Life. The assets and liabilities of the Variable Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Variable Account are owned by CG Life, are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.



    Effective January 1, 1998, CG Life contracted the administrative servicing obligations to its individual variable life business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LLANY). Although CG Life is responsible for all policy terms and conditions, Lincoln Life and LLANY are responsible for servicing the individual life contracts, including the payment of benefits, oversight of investment management and contract administration.


    BASIS OF PRESENTATION:

    The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for unit investment trusts.

    INVESTMENTS:


    The assets of the Variable Account are divided into variable sub-accounts each of which is invested in shares of one of nineteen portfolios (the Funds) of seven diversified open-ended management investment companies, each portfolio with its own investment objective. Funds in which the variable subaccounts invest are as follows:


    AIM Variable Insurance Funds, Inc.:

      AIM V.I. Capital Appreciation Fund
      AIM V.I. Diversified Income Fund
      AIM V.I. Growth Fund
      AIM V.I. Value Fund

    CIGNA Variable Products Group:

      CIGNA Variable Products Money Market Fund
      CIGNA Variable Products S&P 500 Index Fund

    Fidelity Variable Insurance Products Fund:

      Fidelity VIP Equity Income Portfolio

    Fidelity Variable Insurance Products Fund II:

      Fidelity VIP II Asset Manager Portfolio
      Fidelity VIP II Investment Grade Bond Portfolio

    MFS Variable Insurance Trust:

      MFS Emerging Growth Series
      MFS Total Return Series
      MFS Utilities Series
      MFS World Governments Series

    OCC Accumulation Trust:

      OCC Accumulation Global Equity Portfolio
      OCC Accumulation Managed Portfolio
      OCC Accumulation Small Capitalization Portfolio

    Templeton Variable Product Series Fund:

      Templeton Variable Product Asset Allocation Fund
      Templeton Variable Product International Fund
      Templeton Variable Product Stock Fund

    Investment in the Funds are stated at the closing net asset value per share on December 31, 1998, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

    Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

    DIVIDENDS:

    Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

CGVL-12

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II

1.  ACCOUNTING POLICIES & ACCOUNT INFORMATION (CONTINUED)
    FEDERAL INCOME TAXES:

    Operations of the Variable Account form a part of and are taxed with operations of CG Life, which is taxed as a life insurance company under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2.  MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATES

    CG Life charges each variable sub-account, for mortality and expense risk, a daily deduction, equivalent to .80% per year during the first twelve policy years and .55% per year thereafter. The mortality and expense risk charges, for each sub-account, are reported on the Statement of Operations.

    CG Life deducts a premium load of 5% of each premium payment to cover state taxes and Federal income tax liabilities.

    CG Life charges a monthly administrative fee of $15 in the first policy year and $5 in subsequent policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports.

    CG Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable sub-account and/or fixed account funding option. The fixed account is part of the general account of Lincoln Life and is not included in these financial statements.


    Under certain circumstances, CG Life reserves the right to charge a transfer fee of up to $25 for transfers between sub-accounts. No transfer fees for the variable sub-accounts were deducted for the period ended December 31, 1998.


                                                                         CGVL-13

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
    The fees charged by CG Life for premium loads (deducted from premium payments), administrative fees and the amount deducted for the cost of insurance, both of which are included in participant withdrawals, for variable sub-accounts for the year ended December 31, 1998, amounted to:

                                                                                      Cost of
                                                           Premium   Administrative  Insurance
                      Sub-Accounts                          Loads        Fees        Deduction
--------------------------------------------------------  ---------  -------------  -----------
AIM V.I. Capital Appreciation Subaccount                  $  52,992    $  13,468     $ 210,246
AIM V.I. Diversified Income Subaccount                       18,669        6,106        83,591
AIM V.I. Growth Subaccount                                  117,424       12,502       302,713
AIM V.I. Value Subaccount                                   145,463       22,995       430,283
CIGNA Variable Products Money Market Subaccount             187,592        6,983       399,774
CIGNA Variable Products S&P 500 Index Subaccount             50,374        8,151       220,741
Fidelity VIP Equity Income Subaccount                        64,453       14,215       777,767
Fidelity VIP II Asset Manager Subaccount                      9,689        1,513        30,678
Fidelity VIP II Investment Grade Bond Subaccount             13,458        4,134        83,768
MFS Emerging Growth Subaccount                               91,998        6,445       167,072
MFS Total Return Subaccount                                  18,210        4,937        86,422
MFS Utilities Subaccount                                      6,749        2,352        27,377
MFS World Governments Subaccount                              1,632          909         7,733
OCC Accumulation Global Equity Subaccount                    79,743        2,197        92,426
OCC Accumulation Managed Subaccount                          23,027        8,480       165,378
OCC Accumulation Small Capitalization Subaccount             26,903        8,021       134,678
Templeton Variable Products Asset Allocation Subaccount      17,114        1,943        62,532
Templeton Variable Products International Subaccount         68,635       15,754       304,788
Templeton Variable Products Stock Subaccount                 14,444        6,113       103,290

    CG Life, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or Federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. Full surrender charges and partial surrender administrative charges paid to CG Life attributable to the variable sub-accounts for the year ended December 31, 1998 were $107,470.

CGVL-14

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II

  THIS PAGE WAS INTENTIONALLY LEFT BLANK.

                                                                         CGVL-15

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II

3.  NET ASSETS

    The following is a summary of net assets owned at December 31, 1998.

                                          AIM         AIM
                                          V.I.        V.I.
                                          CAPITAL     DIVERSIFIED
                                          APPRECIATION INCOME
                             COMBINED     SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------
Unit Transactions:
Accumulation units           $41,444,846  $2,333,563  $1,181,904
Accumulated net investment
   income (loss)               1,754,326      65,825      72,154
Accumulated net realized
   gain (loss) on
   investments                   215,462      57,392       8,136
---------------------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                 3,527,595     365,671     (55,096)
---------------------------  -----------  ----------  ----------
                             $46,942,229  $2,822,451  $1,207,098
                             -----------  ----------  ----------
                             -----------  ----------  ----------

                             MFS         MFS
                             EMERGING    TOTAL       MFS
                             GROWTH      RETURN      UTILITIES
                             SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
-------------------------------------------------------------
Unit Transactions:
Accumulation units           $3,029,785  $  997,829  $312,335
Accumulated net investment
   income (loss)                 (7,532)     12,424     8,683
Accumulated net realized
   gain (loss) on
   investments                    4,976       6,821     1,431
---------------------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                  531,609     112,526    34,979
---------------------------  ----------  ----------  --------
                             $3,558,838  $1,129,600  $357,428
                             ----------  ----------  --------
                             ----------  ----------  --------

CGVL-16

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II

                                                     CIGNA       CIGNA
                                                     VARIABLE    VARIABLE    FIDELITY    FIDELITY  FIDELITY
                             AIM         AIM         PRODUCTS    PRODUCTS    VIP         VIP II    VIP II
                             V.I.        V.I.        MONEY       S&P 500     EQUITY      ASSET     INVESTMENT
                             GROWTH      VALUE       MARKET      INDEX       INCOME      MANAGER   GRADE BOND
                             SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT SUBACCOUNT
-------------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units           $4,044,382  $5,472,488  $3,776,210  $3,049,438  $4,568,704  $488,399  $1,337,937
Accumulated net investment
   income (loss)                348,813     356,518     141,815      92,123     105,512    45,799      35,369
Accumulated net realized
   gain (loss) on
   investments                   61,037      33,466           3       2,624        (237)    2,686        (567)
---------------------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                  714,134   1,075,325          --     407,266     265,683    43,857      42,863
---------------------------  ----------  ----------  ----------  ----------  ----------  --------  ----------
                             $5,168,366  $6,937,797  $3,918,028  $3,551,451  $4,939,662  $580,741  $1,415,602
                             ----------  ----------  ----------  ----------  ----------  --------  ----------
                             ----------  ----------  ----------  ----------  ----------  --------  ----------

                                                                                                  TEMPLETON
                                            OCC                                                   VARIABLE          TEMPLETON
                             MFS            ACCUMULATION   OCC            OCC                     PRODUCTS          VARIABLE
                             WORLD          GLOBAL         ACCUMULATION   ACCUMULATION            ASSET             PRODUCTS
                             GOVERNMENTS    EQUITY         MANAGED        SMALL CAPITALIZATION    ALLOCATION        INTERNATIONAL
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT              SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units              $64,349     $  2,007,534   $  1,692,007         $1,554,375        $     1,022,368   $     3,443,548
Accumulated net investment
   income (loss)                    182          108,935         36,298             30,830                 61,543           110,378
Accumulated net realized
   gain (loss) on
   investments                      856            4,453         13,125             (1,800)                   433            16,922
---------------------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                    3,215         (123,674)        90,998            (85,956)                47,133           119,947
---------------------------  ------------   ------------   ------------         ----------        ---------------   ---------------
                                $68,602     $  1,997,248   $  1,832,428         $1,497,449        $     1,131,477   $     3,690,795
                             ------------   ------------   ------------         ----------        ---------------   ---------------
                             ------------   ------------   ------------         ----------        ---------------   ---------------


                             TEMPLETON
                             VARIABLE
                             PRODUCTS
                             STOCK
                             SUBACCOUNT
---------------------------
Unit Transactions:
Accumulation units           $     1,067,691
Accumulated net investment
   income (loss)                     128,657
Accumulated net realized
   gain (loss) on
   investments                         3,705
---------------------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                       (62,885)
---------------------------  ---------------
                             $     1,137,168
                             ---------------
                             ---------------

                                                                         CGVL-17

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II

4.  PURCHASES AND SALES OF INVESTMENTS


    The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1998.

                                               Aggregate    Aggregate
                                               Cost of      Proceeds
                                               Purchases    from Sales
                                               ------------------------
AIM V.I. Capital Appreciation Fund             $ 2,065,943  $   806,631
---------------------------------------------
AIM V.I. Diversified Income Fund                 1,189,827      266,789
---------------------------------------------
AIM V.I. Growth Fund                             3,749,766      885,600
---------------------------------------------
AIM V.I. Value Fund                              4,344,412      541,997
---------------------------------------------
CIGNA Variable Products Money Market Fund        9,184,335    5,747,239
---------------------------------------------
CIGNA Variable Products S&P 500 Index Fund       2,912,179      194,209
---------------------------------------------
Fidelity VIP Equity Income Portfolio             4,246,762      906,963
---------------------------------------------
Fidelity VIP II Asset Manager Portfolio            458,448      231,977
---------------------------------------------
Fidelity VIP II Investment Grade Bond
Portfolio                                        1,260,752      138,770
---------------------------------------------
MFS Emerging Growth Series                       3,085,735      640,869
---------------------------------------------
MFS Total Return Series                            680,102      113,142
---------------------------------------------
MFS Utilities Series                               260,738       15,512
---------------------------------------------
MFS World Governments Series                        49,986       34,048
---------------------------------------------
OCC Accumulation Global Equity Portfolio         2,165,174      522,500
---------------------------------------------
OCC Accumulation Managed Portfolio               1,064,040      204,286
---------------------------------------------
OCC Accumulation Small Capitalization
Portfolio                                        1,218,891      292,879
---------------------------------------------
Templeton Variable Products Asset Allocation
Fund                                               590,472      152,733
---------------------------------------------
Templeton Variable Products International
Fund                                             2,418,498      347,236
---------------------------------------------
Templeton Variable Products Stock Fund           1,254,516      700,207
---------------------------------------------
                                               -----------  -----------
                                               $42,200,576  $12,743,587
                                               -----------  -----------
                                               -----------  -----------

CGVL-18

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II

5.  INVESTMENTS

    The following is a summary of investments owned at December 31, 1998.

                                                                            Net
                                                              Shares        Asset   Value of     Cost of
                                                              Outstanding   Value   Shares       Shares
                                                              ----------------------------------------------
AIM V.I. Capital Appreciation Fund                               112,004    $25.20  $ 2,822,511  $ 2,456,840
                         -----------------------------------
AIM V.I. Diversified Income Fund                                 110,340     10.94    1,207,124    1,262,220
                         -----------------------------------
AIM V.I. Growth Fund                                             208,406     24.80    5,168,477    4,454,343
                         -----------------------------------
AIM V.I. Value Fund                                              264,303     26.25    6,937,948    5,862,623
                         -----------------------------------
CIGNA Variable Products Money Market Fund                      3,918,119      1.00    3,918,119    3,918,119
                         -----------------------------------
CIGNA Variable Products S&P 500 Index Fund                       180,006     19.73    3,551,527    3,144,261
                         -----------------------------------
Fidelity VIP Equity Income Portfolio                             194,326     25.42    4,939,770    4,674,087
                         -----------------------------------
Fidelity VIP II Asset Manager Portfolio                           31,980     18.16      580,754      536,897
                         -----------------------------------
Fidelity VIP II Investment Grade Bond Portfolio                  109,231     12.96    1,415,632    1,372,769
                         -----------------------------------
MFS Emerging Growth Series                                       165,762     21.47    3,558,912    3,027,303
                         -----------------------------------
MFS Total Return Series                                           62,341     18.12    1,129,625    1,017,099
                         -----------------------------------
MFS Utilities Series                                              18,034     19.82      357,436      322,457
                         -----------------------------------
MFS World Governments Series                                       6,305     10.88       68,603       65,388
                         -----------------------------------
OCC Accumulation Global Equity Portfolio                         129,442     15.43    1,997,291    2,120,965
                         -----------------------------------
OCC Accumulation Managed Portfolio                                41,895     43.74    1,832,468    1,741,470
                         -----------------------------------
OCC Accumulation Small Capitalization Portfolio                   64,826     23.10    1,497,481    1,583,437
                         -----------------------------------
Templeton Variable Products Asset Allocation Fund                 50,379     22.46    1,131,502    1,084,369
                         -----------------------------------
Templeton Variable Products International Fund                   178,389     20.69    3,690,874    3,570,927
                         -----------------------------------
Templeton Variable Products Stock Fund                            53,972     21.07    1,137,193    1,200,078
                         -----------------------------------                        -----------  -----------
                                                                                    $46,943,247  $43,415,652
                                                                                    -----------  -----------
                                                                                    -----------  -----------


6.  DIVERSIFICATION REQUIREMENTS



    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.


                                                                         CGVL-19

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of
The Lincoln National Life Insurance Company and
Contract Owners of CG Variable Life Insurance Separate
Account II


We have audited the accompanying statement of assets and liability of CG Variable Life Insurance Separate Account II ("Variable Account") (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Growth, AIM V.I. Value, CIGNA Variable Products Money Market, CIGNA Variable Products S&P 500 Index, Fidelity VIP Equity Income, Fidelity VIP II Asset Manager, Fidelity VIP II Investment Grade Bond, MFS Emerging Growth, MFS Total Return, MFS Utilities, MFS World Governments, OCC Accumulation Global Equity, OCC Accumulation Managed, OCC Accumulation Small Capitalization, Templeton Variable Products Asset Allocation, Templeton Variable Products International and Templeton Variable Products Stock subaccounts), as of December 31, 1998, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audit. The accompanying financial statements of CG Variable Life Insurance Separate Account II for the years ended December 31, 1997 and 1996, were audited by other auditors whose reported dated February 20, 1998, expressed an unqualified opinion on those financial statements.


We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub accounts constituting the CG Variable Life Insurance Separate Account II at December 31, 1998, and the results of their operations and changes in their net assets for the year then ended, in conformity with generally accepted accounting principles.

                               /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 30, 1999

CGVL-20

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Variable Life Insurance Separate Account II



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, AIM Variable Insurance Funds, Inc.--AIM V.I. Capital Appreciation Fund, AIM V.I. Diversified Income Fund, AIM V.I. Growth Fund, AIM V.I. Value Fund; CIGNA Variable Products Group--CIGNA Variable Products Money Market Fund, CIGNA Variable Products S&P 500 Index Fund; Fidelity Variable Insurance Products Fund--Equity-Income Portfolio; Fidelity Variable Insurance Products Fund II--Asset Manager Portfolio, Investment Grade Bond Portfolio; MFS Variable Insurance Trust--MFS Emerging Growth Series, MFS Total Return Series, MFS Utilities Series, MFS World Governments Series; OCC Accumulation Trust--OCC Global Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio; Templeton Variable Products Series Fund--Templeton Asset Allocation Fund, Templeton International Fund, Templeton Stock Fund (constituting the CG Variable Life Insurance Separate Account II, hereafter referred to as "the Account") at December 31, 1997, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
Hartford, Connecticut
February 20, 1998


                                                                         CGVL-21

                      One Financial Plaza              Telephone 860 240 2000
                      Hartford, CT 06103

PRICEWATERHOUSECOOPERS                                          [LOGO]

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of Connecticut General Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income and changes in shareholder's equity and of cash flows present fairly, in all material respects, the financial position of Connecticut General Life Insurance Company and its subsidiaries at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP


February 9, 1999

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF INCOME

          -------------------------------------------------------------------------------------------
(IN MILLIONS)

          -------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                           1998       1997       1996
          -------------------------------------------------------------------------------------------

REVENUES
Premiums and fees...................................................  $   5,683  $   5,376  $   5,314
Net investment income...............................................      2,637      3,139      3,199
Realized investment gains...........................................         93         45         37
Other revenues......................................................        427         10          9
                                                                      ---------  ---------  ---------
    Total revenues..................................................      8,840      8,570      8,559
                                                                      ---------  ---------  ---------
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and settlement expenses............................      5,802      5,917      6,069
Policy acquisition expenses.........................................         44        122        143
Other operating expenses............................................      1,763      1,618      1,477
                                                                      ---------  ---------  ---------
Total benefits, losses and expenses.................................      7,609      7,657      7,689
                                                                      ---------  ---------  ---------
INCOME BEFORE INCOME TAXES..........................................      1,231        913        870
                                                                      ---------  ---------  ---------
Income taxes (benefits):
  Current...........................................................        636        347        394
  Deferred..........................................................       (211)       (49)       (81)
                                                                      ---------  ---------  ---------
    Total taxes.....................................................        425        298        313
          -------------------------------------------------------------------------------------------
NET INCOME..........................................................  $     806  $     615  $     557
-----------------------------------------------------------------------------------------------------
                                                                      -------------------------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS

     -------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT PER SHARE AMOUNTS)

     -------------------------------------------------------------------------------------------
AS OF DECEMBER 31,                                                            1998       1997
     -------------------------------------------------------------------------------------------
ASSETS
Investments:
  Fixed maturities, at fair value (amortized cost, $16,820; $20,962)......  $  18,067  $  22,323
  Mortgage loans..........................................................      8,875     10,090
  Equity securities, at fair value (cost, $62; $75).......................         47         54
  Policy loans............................................................      6,091      7,146
  Real estate.............................................................        712        749
  Other long-term investments.............................................        159        166
  Short-term investments..................................................         85        173
                                                                            ---------  ---------
      Total investments...................................................     34,036     40,701
Cash and cash equivalents.................................................      1,026        923
Accrued investment income.................................................        494        602
Premiums and accounts receivable..........................................        939        811
Reinsurance recoverables..................................................      7,278      1,271
Deferred policy acquisition costs.........................................        187        834
Property and equipment....................................................        365        291
Deferred income taxes.....................................................        865        653
Goodwill and other intangibles............................................        730        474
Other assets..............................................................        236        276
Separate account assets...................................................     34,648     29,217
     -------------------------------------------------------------------------------------------
      Total assets........................................................  $  80,804  $  76,053
     -------------------------------------------------------------------------------------------
                                                                            --------------------
LIABILITIES
Contractholder deposit funds..............................................  $  30,614  $  30,449
Future policy benefits....................................................      8,286      8,224
Unpaid claims and claim expenses..........................................      1,286      1,225
Unearned premiums.........................................................        162        260
                                                                            ---------  ---------
      Total contractholder and insurance liabilities......................     40,348     40,158
Accounts payable, accrued expenses and other liabilities..................      2,523      2,428
Current income taxes......................................................         65         --
Separate account liabilities..............................................     34,340     29,021
     -------------------------------------------------------------------------------------------
      Total liabilities...................................................     77,276     71,607
     -------------------------------------------------------------------------------------------
CONTINGENCIES -- NOTE 13
SHAREHOLDER'S EQUITY
Common stock (6 shares issued and outstanding)............................         30         30
Additional paid-in capital................................................      1,072        766
Net unrealized appreciation, fixed maturities.............................        243        282
Net unrealized (depreciation), equity securities..........................        (25)       (26)
Net translation of foreign currencies.....................................          2          2
                                                                            ---------  ---------
Accumulated other comprehensive income....................................        220        258
Retained earnings.........................................................      2,206      3,392
     -------------------------------------------------------------------------------------------
      Total shareholder's equity..........................................      3,528      4,446
     -------------------------------------------------------------------------------------------
      Total liabilities and shareholder's equity..........................  $  80,804  $  76,053
     -------------------------------------------------------------------------------------------
                                                                            --------------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
         CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME AND CHANGES IN
                              SHAREHOLDER'S EQUITY

                          -------------------------------------------------------------------------------------------
(IN MILLIONS)

                          -------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                   1998                      1997                      1996
                          -------------------------------------------------------------------------------------------
                                           Compre-      Share-       Compre-      Share-       Compre-      Share-
                                           hensive     holder's      hensive     holder's      hensive     holder's
                                           Income       Equity       Income       Equity       Income       Equity
                          -------------------------------------------------------------------------------------------

COMMON STOCK...........................                $      30                 $      30                 $      30

ADDITIONAL PAID-IN CAPITAL.............                    1,072                       766                       766

ACCUMULATED OTHER COMPREHENSIVE INCOME
  -- BEGINNING OF YEAR.................                      258                       191                       478

Net unrealized appreciation
  (depreciation) -- fixed maturities...   $     (39)         (39)   $      69           69    $    (276)        (276)
Net unrealized appreciation
  (depreciation) -- equity
  securities...........................           1            1           (1)          (1)         (12)         (12)
                                                ---                       ---                     -----
Net unrealized appreciation
  (depreciation) on securities.........         (38)                       68                      (288)
Net translation of foreign
  currencies...........................          --           --           (1)          (1)           1            1
                                                ---                       ---                     -----
  Other comprehensive (loss) income....         (38)                       67                      (287)
                                                      -----------               -----------               -----------
ACCUMULATED OTHER COMPREHENSIVE INCOME
  -- END OF YEAR.......................                      220                       258                       191
                                                      -----------               -----------               -----------

RETAINED EARNINGS -- BEGINNING OF
  YEAR.................................                    3,392                     3,177                     3,220
  Net income...........................         806          806          615          615          557          557
  Dividends declared...................                   (1,992)                     (400)                     (600)
                                                      -----------               -----------               -----------
RETAINED EARNINGS -- END OF YEAR.......                    2,206                     3,392                     3,177
                          -------------------------------------------------------------------------------------------
TOTAL COMPREHENSIVE INCOME AND
  SHAREHOLDER'S EQUITY.................  $      768   $    3,528   $      682   $    4,446   $      270   $    4,164
                          -------------------------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

        -------------------------------------------------------------------------------------------
(IN MILLIONS)
        -------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                      1998       1997       1996
        -------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net income........................................................  $     806  $     615  $     557
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
  Insurance liabilities...........................................         67         78         57
  Reinsurance recoverables........................................         (7)        68        (11)
  Premiums and accounts receivable................................       (179)       106         77
  Deferred income taxes, net......................................       (211)       (49)       (82)
  Other assets....................................................       (339)       (54)        43
  Deferred policy acquisition costs...............................        (12)       (97)       (92)
  Accounts payable, accrued expenses, other liabilities and
   current income taxes...........................................        149         41       (113)
  Depreciation and goodwill amortization..........................        113         88         94
  Gain on sale of business........................................       (418)        --         --
  Other, net......................................................        (50)       (99)      (151)
                                                                    ---------  ---------  ---------
    Net cash (used in) provided by operating activities...........        (81)       697        379
                                                                    ---------  ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold:
  Fixed maturities................................................      2,869      1,583      1,589
  Mortgage loans..................................................      1,052        807        640
  Equity securities...............................................         15         14         13
  Real estate.....................................................         98        401        345
  Policy loans....................................................        382         --         --
  Other (primarily short-term investments)........................      6,724      6,447      3,613
Investment maturities and repayments:
  Fixed maturities................................................      2,797      2,394      2,634
  Mortgage loans..................................................        421        601        630
Investments purchased:
  Fixed maturities................................................     (3,881)    (4,339)    (3,834)
  Mortgage loans..................................................     (1,611)    (1,426)    (1,300)
  Equity securities...............................................         (7)        (9)        (3)
  Policy loans....................................................         --        (13)      (207)
  Other (primarily short-term investments)........................     (7,652)    (6,296)    (3,930)
  Net cash from disposition of business...........................      1,295         --         --
  Other, net......................................................       (274)      (102)       (94)
                                                                    ---------  ---------  ---------
    Net cash provided by investing activities.....................      2,228         62         96
                                                                    ---------  ---------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Contractholder deposit funds:
  Deposits and interest credited..................................      7,050      7,634      7,260
  Withdrawals and benefit payments................................     (7,106)    (7,023)    (7,135)
Dividends paid to parent..........................................     (1,992)      (400)      (600)
Other, net........................................................          4        (47)        --
                                                                    ---------  ---------  ---------
    Net cash (used in) provided by financing activities...........     (2,044)       164       (475)
        -------------------------------------------------------------------------------------------
Net increase in cash and cash equivalents.........................        103        923         --
Cash and cash equivalents, beginning of year......................        923         --         --
        -------------------------------------------------------------------------------------------
Cash and cash equivalents, end of year............................  $   1,026  $     923  $      --
        -------------------------------------------------------------------------------------------
                                                                    -------------------------------
Supplemental Disclosure of Cash Information:
  Income taxes paid, net of refunds...............................  $     520  $     402  $     385
  Interest paid...................................................  $       3  $       5  $       7
        -------------------------------------------------------------------------------------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- DESCRIPTION OF BUSINESS

  Connecticut General Life Insurance Company and its subsidiaries (the Company) provide insurance and related financial services throughout the United States and in many locations worldwide. Principal products and services include group health and life insurance and retirement and investment products and services. The Company is a wholly-owned subsidiary of Connecticut General Corporation, which is an indirect wholly-owned subsidiary of CIGNA Corporation (CIGNA).

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  A) BASIS OF PRESENTATION: The consolidated financial statements include the accounts of the Company and all significant subsidiaries. These consolidated financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding medical costs and interest rates, that affect the recorded amounts. Significant estimates used in determining contractholder and insurance liabilities, related reinsurance recoverables, and valuation allowances for investment assets are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to prior years' amounts to conform with the 1998 presentation.

  B) RECENT ACCOUNTING PRONOUNCEMENTS: The Company adopted Statement of Financial Accounting Standards (SFAS) No. 131, "Disclosures about Segments of an Enterprise and Related Information," as of December 31, 1998. SFAS No. 131 changes the way segments are structured and requires additional segment disclosures. Prior period information has been restated based on the new requirements. See Note 11 for additional information.

  In 1998, the Financial Accounting Standards Board (FASB) issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires that derivatives be reported on the balance sheet at fair value. Changes in fair value are recognized in net income or, for derivatives which are hedging market risk related to future cash flows, in the accumulated other comprehensive income section of shareholders' equity. Implementation is required by the first quarter of 2000, with the cumulative effect of adoption reflected in net income and accumulated other comprehensive income, as appropriate. The Company has not determined the effect or timing of implementation of this pronouncement.

  The American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," in 1997. SOP 97-3 provides guidance on the recognition and measurement of liabilities for guaranty fund and other insurance-related assessments. Implementation of this pronouncement, which is required by the first quarter of 1999 with the cumulative effect of adopting the SOP reflected in net income, is not expected to have a material effect on results of operations, liquidity or financial condition.

  In 1998, the AICPA issued SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP 98-1 specifies the types of costs that must be capitalized and amortized over the software's expected useful life and the types of costs which must be immediately recognized as expense. Implementation of this pronouncement is required by the first quarter of 1999 and is not expected to have a material effect on results of operations, liquidity or financial condition.

  In 1998, the AICPA issued SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." SOP 98-7 provides guidance on the deposit method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health contracts. Implementation is required by the first quarter of 2000, with the cumulative effect of adopting the SOP reflected in net income in the year of adoption. The Company has not determined the effect or timing of implementation of this pronouncement.

  C) FINANCIAL INSTRUMENTS: In the normal course of business, the Company enters into transactions involving various types of financial instruments, including investments such as fixed maturities and equity securities and off-balance sheet financial instruments such as investment and loan commitments and financial guarantees. These instruments are subject to risk of loss due to interest rate and market fluctuations and most have credit risk. The Company evaluates and monitors each financial instrument individually and, where appropriate, uses certain derivative instruments or obtains collateral or other forms of security to minimize risk of loss.

  Financial instruments that are subject to fair value disclosure requirements (insurance contracts, real estate, goodwill and taxes are excluded) are carried in the financial statements at amounts that approximate fair value, except for mortgage loans and contractholder deposit funds (non-insurance products). For these financial instruments, the fair value was not materially different from the carrying amount as of December 31, 1998 and 1997. Fair values of off-balance sheet financial instruments as of December 31, 1998 and 1997 were not material.

  Fair values for financial instruments are estimates that, in many cases, may differ significantly from the amounts that could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments with comparable terms and credit quality. The fair value of liabilities for contractholder deposit funds was estimated using the amount payable on demand, and for those not payable on demand, discounted cash flow analyses.

  D) INVESTMENTS: Investments in fixed maturities, which are classified as available-for-sale and carried at fair value, include bonds; asset-backed securities, including collateralized mortgage obligations (CMOs); and redeemable preferred stocks. Fixed maturities are considered impaired and written down to fair value when a decline in value is considered to be other than temporary.

  Mortgage loans are carried principally at unpaid principal balances, net of valuation reserves. Mortgage loans are considered impaired when it is probable that the Company will not collect all amounts according to the contractual terms of the loan agreement. If impaired, a valuation reserve is utilized to record any change in the fair value of the underlying collateral below the carrying value of the mortgage loan.

  Fixed maturities and mortgage loans that are delinquent or restructured to modify basic financial terms, typically to reduce the interest rate and, in certain cases, extend the term, are placed on non-accrual status. Net investment income on such investments is recognized only when payment is received.

  Real estate investments are either held for the production of income or held for sale. Real estate investments held for the production of income are carried at depreciated cost less any write-downs to fair value. Depreciation is generally calculated using the straight-line method based on the estimated useful lives of these assets.

  Real estate investments held for sale are generally those which are acquired through the foreclosure of mortgage loans. The Company's policy is to rehabilitate, re-lease and sell foreclosed properties, which generally takes two to four years or less if circumstances indicate that an immediate sale is in the best interests of the Company or policyholders. At the time of foreclosure, properties are valued at fair value less estimated costs to sell and reclassified from mortgage loans to real estate held for sale. Subsequent to foreclosure, these investments are carried at the lower of cost or current fair value less estimated costs to sell and are no longer depreciated. Adjustments to the carrying value as a result of changes in fair value subsequent to foreclosure are recorded as valuation reserves. The Company considers several methods in determining fair value for real estate, with emphasis placed on the use of discounted cash flow analyses and, in some cases, the use of third-party appraisals.

  Equity securities and short-term investments are classified as available-for-sale. Equity securities, which include common and non-redeemable preferred stocks, are carried at fair value. Short-term investments are carried at fair value, which approximates cost.

  Policy loans are generally carried at unpaid principal balances.

  Realized investment gains and losses result from sales, investment asset write-downs and changes in valuation reserves. Realized investment gains and losses do not include amounts attributable to experience-rated pension policyholders' contracts and participating life policies (policyholder share). Realized investment gains and losses are based upon specific identification of the investment assets.

  Unrealized investment gains and losses for investments carried at fair value are included in shareholder's equity net of policyholder-related amounts and deferred income taxes.

  See Note 4(F) for a discussion of the Company's accounting policies for derivative financial instruments.

  E) CASH AND CASH EQUIVALENTS: Short-term investments with a maturity of three months or less at the time of purchase are reported as cash equivalents.

  F) REINSURANCE RECOVERABLES: Reinsurance recoverables are estimates of amounts to be received from reinsurers, including amounts under reinsurance agreements with affiliated companies. Allowances are established for amounts estimated to be uncollectible. See Notes 3 and 9.

  G) DEFERRED POLICY ACQUISITION COSTS: Acquisition costs consist of commissions, premium taxes and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs for universal life products and contractholder deposit funds are deferred and amortized in proportion to the present value of total estimated gross profits over the expected lives of the contracts. Acquisition costs for annuity and other individual life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods.

  Deferred policy acquisition costs are reviewed to determine if they are recoverable from future income, including investment income. If such costs are estimated to be unrecoverable, they are expensed unless such costs are estimated to be unrecoverable as a result of treating unrealized investment gains and losses as though they had been realized. If so, a deferred acquisition cost valuation allowance may be established or adjusted, with a comparable offset in net unrealized appreciation (depreciation).

  H) PROPERTY AND EQUIPMENT: Property and equipment are carried at cost less accumulated depreciation. When applicable, cost includes interest and real estate taxes incurred during construction and other construction-related costs. Depreciation is calculated principally on the straight-line method based on the estimated useful lives of the assets. Accumulated depreciation was $490 million and $448 million at December 31, 1998 and 1997, respectively.

  I) GOODWILL AND OTHER INTANGIBLES: Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. Other intangible assets primarily represent purchased customer lists and provider contracts. Goodwill and other intangibles are amortized over periods not exceeding 40 years. Goodwill and other intangibles are written down when not recoverable based on analysis of historical and estimated future income or undiscounted estimated cash flows of the related businesses. Amortization periods are revised if it is estimated that the remaining period of benefit of the goodwill has changed. Accumulated amortization was $143 million and $113 million at December 31, 1998 and 1997, respectively.

  J) OTHER ASSETS: Other assets consists of various insurance-related assets, principally ceded unearned premiums, reinsurance deposits and other amounts due from affiliated companies.

  K) SEPARATE ACCOUNTS: Separate account assets and liabilities are principally carried at market value and represent policyholder funds maintained in accounts having specific investment objectives. The investment income, gains and losses of these accounts generally accrue to the policyholders and, therefore, are not included in the Company's revenues and expenses.

  L) CONTRACTHOLDER DEPOSIT FUNDS: Liabilities for contractholder deposit funds consist of deposits received from customers and investment earnings on their fund balances, less administrative charges and, for universal life fund balances, mortality charges.

  M) FUTURE POLICY BENEFITS: Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. These liabilities are computed using premium assumptions for group annuity policies and the net level premium method for individual life policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2% to 11%, generally graded down from 1 to 20 years. Mortality, morbidity, and withdrawal assumptions are based on either the Company's own experience or various actuarial tables.

  N) UNPAID CLAIMS AND CLAIM EXPENSES: Liabilities for unpaid claims and claim expenses are estimates of payments to be made on reported and incurred but not reported insurance claims.

  O) UNEARNED PREMIUMS: Premiums for group life and accident and health insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

  P) OTHER LIABILITIES: Other liabilities consist principally of postretirement and postemployment benefits and various insurance-related liabilities, including amounts related to reinsurance contracts and guaranty fund assessments that can be reasonably estimated.

  Q) TRANSLATION OF FOREIGN CURRENCIES: Foreign operations primarily utilize the local currencies as their functional currencies, and assets and liabilities are translated at the rates of exchange as of the balance sheet date. The translation gain or loss on such functional currencies, net of applicable taxes, is generally reflected in shareholder's equity. Revenues and expenses are translated at the average rates of exchange prevailing during the year.

  R) PREMIUM AND FEES, REVENUES AND RELATED EXPENSES: Premiums for group life and accident and health insurance are recognized as revenue on a pro-rata basis over their contract periods. Benefits, losses and settlement expenses are recognized when incurred.

  Revenues for investment-related products consist of net investment income and contract fees assessed against the fund balances during the period. Net investment income represents investment income on assets supporting investment-related products and is recognized as earned. Contract fees are based upon related administrative expenses and are assessed ratably over the contract year. Benefit expenses for investment-related products primarily consist of amounts credited in accordance with contract provisions.

  Premiums for individual life insurance as well as individual and group annuity products, excluding universal life and investment-related products, are recognized as revenue when due. Benefits, losses and settlement expenses are matched with premiums.

  Revenues for universal life products consist of net investment income and mortality, administration and surrender fees assessed against the fund balances during the period. Net investment income represents investment income on assets supporting universal life products and is recognized as earned. Fees for mortality are recognized ratably over the policy year. Administration fees are recognized as services are provided, and surrender charges are recognized as earned. Benefit expenses for universal life products consist of benefit claims in excess of fund balances, which are recognized when claims are filed, and amounts credited in accordance with contract provisions.

  S) PARTICIPATING BUSINESS: Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in a portion of the earnings of the Company's business. The participating insurance in force accounted for approximately 7% of total life insurance in force at December 31, 1998, 1997 and 1996.

  T) INCOME TAXES: The Company and its domestic subsidiaries are included in the consolidated United States federal income tax return filed by CIGNA. In accordance with a tax sharing agreement with CIGNA, the provision for federal income tax is computed as if the Company were filing a separate federal income tax return, except that benefits arising from tax credits and net operating and capital losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in CIGNA's consolidated federal income tax provision.

  Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes. See
Note 7 for additional information.

NOTE 3 -- DISPOSITION

  As of January 1, 1998, the Company sold its individual life insurance and annuity business for cash proceeds of $1.4 billion. The sale resulted in an after-tax gain of $773 million of which $202 million was recognized upon closing of the sale. Since the principal agreement to sell this business is in the form of an indemnity reinsurance arrangement, the remaining $571 million of the gain was deferred and is being recognized at the rate that earnings from the business sold would have been expected to emerge, primarily over fifteen years on a declining basis. The Company recognized $66 million of the deferred gain in 1998.

  Revenues for this business were $972 million and $926 million for the years ended December 31, 1997 and 1996, respectively, and net income was $102 million and $67 million for the same periods. Also, as part of the transaction, the Company recorded a reinsurance recoverable from the purchaser of $5.8 billion for insurance liabilities retained, and transferred invested assets of $5.4 billion along with other assets and liabilities associated with the business. The sales agreement provides for the possibility of certain adjustments; however, any future adjustments are not expected to be material to results of operations, liquidity or financial condition.

  The Company paid a dividend of $1.4 billion to its parent in January 1998, having received prior approval of both the disposition and the dividend from the Connecticut Insurance Department (the Department).

NOTE 4 -- INVESTMENTS

  A) FIXED MATURITIES: Fixed maturities are net of cumulative write-downs of $22 million and $36 million, including policyholder share, as of December 31, 1998 and 1997, respectively.

  The amortized cost and fair value by contractual maturity periods for fixed maturities, including policyholder share, as of December 31, 1998 were as follows:

      -------------------------------------------------------------------------------------------
                                                                             Amortized       Fair
(IN MILLIONS)                                                                     Cost      Value
      -------------------------------------------------------------------------------------------
Due in one year or less..................................................   $     979   $     999
Due after one year through five years....................................       3,960       4,110
Due after five years through ten years...................................       3,512       3,723
Due after ten years......................................................       2,665       3,348
Asset-backed securities..................................................       5,704       5,887
      -------------------------------------------------------------------------------------------
Total....................................................................  $   16,820   $  18,067
      -------------------------------------------------------------------------------------------

  Actual maturities could differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Also, the Company may extend maturities in some cases.

  Gross unrealized appreciation (depreciation) for fixed maturities, including policyholder share, by type of issuer was as follows:

          -------------------------------------------------------------------------------------------
                                                     Amortized   Unrealized     Unrealized       Fair
(IN MILLIONS)                                             Cost  Appreciation  Depreciation      Value
          -------------------------------------------------------------------------------------------
At December 31, 1998:
  Federal government bonds.......................   $     568    $     407     $      --    $     975
  State and local government bonds...............         145           20            --          165
  Foreign government bonds.......................         147            7            (9)         145
  Corporate securities...........................      10,256          733           (94)      10,895
  Asset-backed securities........................       5,704          217           (34)       5,887
          -------------------------------------------------------------------------------------------
Total............................................  $   16,820   $    1,384   $      (137  ) $  18,067
          -------------------------------------------------------------------------------------------

          -------------------------------------------------------------------------------------------
At December 31, 1997:
  Federal government bonds.......................   $   1,361    $     294     $      --    $   1,655
  State and local government bonds...............         178           22            (2)         198
  Foreign government bonds.......................         143            7            (1)         149
  Corporate securities...........................      13,027          860          (123)      13,764
  Asset-backed securities........................       6,253          317           (13)       6,557
          -------------------------------------------------------------------------------------------
Total............................................  $   20,962   $    1,500   $      (139  ) $  22,323
          -------------------------------------------------------------------------------------------

  Asset-backed securities include investments in CMOs as of December 31, 1998 of $2.0 billion carried at fair value (amortized cost, $2.0 billion), compared with $2.3 billion carried at fair value (amortized cost, $2.3 billion) as of December 31, 1997. Certain of these securities are backed by Aaa/AAA-rated government agencies. All other CMO securities have high quality ratings through use of credit enhancements provided by subordinated securities or mortgage insurance from Aaa/AAA-rated insurance companies. CMO holdings are concentrated in securities with limited prepayment, extension and default risk, such as planned amortization class bonds. The Company's investments in interest-only and principal-only CMOs, which are subject to interest rate risk due to accelerated prepayments, represented approximately
 .05% and .10% of total CMO investments at December 31, 1998 and 1997, respectively.

  At December 31, 1998, contractual fixed maturity investment commitments were $34 million. The majority of investment commitments are for the purchase of investment grade fixed maturities, bearing interest at a fixed market rate, and require no collateral. These commitments are diversified by issuer and maturity date, and it is estimated that approximately 59% will be disbursed in 1999.

  B) MORTGAGE LOANS AND REAL ESTATE: The Company's mortgage loans and real estate investments are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and generally are less than 75% of the property's value at the time the original loan is made.

  At December 31, the carrying values of mortgage loans and real estate investments, including policyholder share, were as follows:

      -------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                  1998       1997
      -------------------------------------------------------------------------------------------
Mortgage loans.............................................................  $   8,875  $  10,090
                                                                             ---------  ---------
Real estate:
  Held for sale............................................................        326        339
  Held for production of income............................................        386        410
                                                                             ---------  ---------
Total real estate..........................................................        712        749
      -------------------------------------------------------------------------------------------
Total......................................................................  $   9,587  $  10,839
      -------------------------------------------------------------------------------------------

  At December 31, mortgage loans and real estate investments comprised the following property types and geographic regions:

      -------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                  1998       1997
      -------------------------------------------------------------------------------------------
Property type:
  Retail facilities........................................................  $   3,145  $   4,153
  Office buildings.........................................................      3,814      3,984
  Apartment buildings......................................................      1,283      1,311
  Hotels...................................................................        450        498
  Other (primarily industrial).............................................        895        893
      -------------------------------------------------------------------------------------------
Total......................................................................  $   9,587  $  10,839
      -------------------------------------------------------------------------------------------
Geographic region:
  Central..................................................................  $   3,051  $   3,484
  Pacific..................................................................      2,683      2,962
  Middle Atlantic..........................................................      1,510      1,821
  South Atlantic...........................................................      1,348      1,458
  New England..............................................................        995      1,114
      -------------------------------------------------------------------------------------------
Total......................................................................  $   9,587  $  10,839
      -------------------------------------------------------------------------------------------

MORTGAGE LOANS

  At December 31, 1998, scheduled mortgage loan maturities were as follows:
19995 -- $.9 billion; 2000 -- $.9 billion; 2001 -- $.8 billion; 2002 -- $1.0 billion; 2003 -- $1.6 billion; and $3.7 billion thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties; the maturity date may be extended; and loans may be refinanced. During 1998 and 1997, the Company refinanced at current market rates approximately $126 million and $135 million, respectively, of its mortgage loans relating to borrowers that were unable to obtain alternative financing.

  At December 31, 1998, contractual commitments to extend credit under commercial mortgage loan agreements amounted to approximately $492 million, most of which were at a fixed market rate of interest. These commitments are generally expected to be disbursed within three months, and are diversified by property type and geographic region.

  At December 31, 1998, the Company's impaired mortgage loans were $156 million, including $24 million before valuation reserves totaling $6 million, and $132 million which had no valuation reserves. At December 31, 1997, the Company's impaired mortgage loans were $375 million, including $152 million before valuation reserves totaling $44 million, and $223 million which had no valuation reserves.

  During the year ended December 31, changes in reserves for impaired mortgage loans, including policyholder share, were as follows:

            -------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                       1998        1997
            -------------------------------------------------------------------------------------------
Reserve balance -- January 1...................................................   $      44   $      94
Transfers to foreclosed real estate............................................         (21)        (30)
Charge-offs upon sales.........................................................          (9)        (47)
Net increase (decrease) in valuation reserves..................................          (8)         27
            -------------------------------------------------------------------------------------------
Reserve balance -- December 31.................................................  $        6   $      44
            -------------------------------------------------------------------------------------------

  During 1998 and 1997, impaired mortgage loans, before valuation reserves, averaged approximately $285 million and $597 million, respectively. Interest income recorded and cash received on these loans were approximately $12 million and $34 million in 1998 and 1997, respectively.

REAL ESTATE

  During 1998, 1997 and 1996, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which totaled $32 million, $81 million and $107 million, respectively.

  Valuation reserves and cumulative write-downs related to real estate, including policyholder share, were $171 million and $169 million as of December 31, 1998 and 1997, respectively.

  Net income for 1998 and 1997 included net investment income of $8 million and $9 million, respectively, for real estate held for sale. Write-downs upon foreclosure and changes in valuation reserves were not material for 1998 and 1997.

  C) SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS: Short-term investments and cash equivalents, in the aggregate, primarily included debt securities, principally corporate securities of $963 million at December 31, 1998 and, for 1997, principally corporate securities of $520 million and federal government securities of $443 million.

  D) NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS: Unrealized appreciation (depreciation) for investments carried at fair value as of December 31 was as follows:

       -------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                   1998       1997
       -------------------------------------------------------------------------------------------
Unrealized appreciation:
  Fixed maturities..........................................................  $   1,384  $   1,500
  Equity securities.........................................................         10          8
                                                                              ---------  ---------
                                                                                  1,394      1,508
Unrealized depreciation:
  Fixed maturities..........................................................       (137)      (139)
  Equity securities.........................................................        (25)       (29)
                                                                              ---------  ---------
                                                                                   (162)      (168)
                                                                              ---------  ---------
Less policyholder-related amounts...........................................        880        931
                                                                              ---------  ---------
Shareholder net unrealized appreciation.....................................        352        409
Less deferred income taxes..................................................        134        153
       -------------------------------------------------------------------------------------------
Net unrealized appreciation.................................................  $     218  $     256
       -------------------------------------------------------------------------------------------

  The components of net unrealized appreciation (depreciation) on investments for the year ended December 31 were as follows:

                -------------------------------------------------------------------------------------------
(IN MILLIONS)                                                               1998        1997        1996
                -------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments held, net of taxes
  of $48, $37 and $(151), respectively                                    $      89   $      69   $    (280)
Less gains realized in net income, net of taxes of $68, $--, and $3, in
  1998, 1997 and 1996, respectively.....................................        127           1           8
                -------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)..............................  $     (38) $       68   $    (288)
                -------------------------------------------------------------------------------------------

  E) NON-INCOME PRODUCING INVESTMENTS: At December 31, the carrying values of investments, including policyholder share, that were non-income producing during the preceding 12 months were as follows:

           -------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                       1998       1997
           -------------------------------------------------------------------------------------------
Fixed maturities...............................................................   $      22  $      28
Mortgage loans.................................................................           2         --
Real estate....................................................................          68        141
           -------------------------------------------------------------------------------------------
Total..........................................................................  $       92  $     169
           -------------------------------------------------------------------------------------------

  F) DERIVATIVE FINANCIAL INSTRUMENTS: The Company's investment strategy is to manage the characteristics of investment assets, such as duration, yield, currency and liquidity, to reflect the underlying characteristics of the related insurance and contractholder liabilities, which vary among the Company's principal product lines. In connection with this investment strategy, the Company's use of derivative instruments, including interest rate and currency swaps, purchased options and futures contracts, is generally limited to hedging applications to minimize market risk.

  Hedge accounting treatment requires a probability of high correlation between the changes in the market value or cash flows of the derivatives and the hedged assets or liabilities. Under hedge accounting, the changes in market value or cash flows of the derivatives and the hedged assets or liabilities are recognized in net income in the same period. If the Company's use of derivatives does not qualify for hedge accounting treatment, the derivative is recorded at fair value and changes in its fair value are recognized in net income without considering changes in the hedged asset or liability.

  The Company routinely monitors, by individual counterparty, exposure to credit risk associated with swap and option contracts and diversifies the portfolio among approved dealers of high credit quality. Futures contracts are exchange-traded and, therefore, credit risk is limited since the exchange assumes the obligations. The Company manages legal risks by following industry standardized documentation procedures and by monitoring legal developments.

  Underlying contract, notional or principal amounts associated with derivatives at December 31 were as follows:

        -------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                    1998       1997
        -------------------------------------------------------------------------------------------
Interest rate swaps..........................................................  $     158  $     265
Currency swaps...............................................................        193        248
Purchased options............................................................        878        833
Written options..............................................................      1,087         --
Futures......................................................................        233         75
        -------------------------------------------------------------------------------------------

  Under interest rate swaps, the Company agrees with other parties to periodically exchange the difference between variable rate and fixed rate asset cash flows to provide stable returns for related liabilities. The Company uses currency swaps (primarily Canadian dollars, Swiss francs, German marks, Japanese yen and pounds sterling) to match the currency of investments to that of the associated liabilities. Under currency swaps, the parties exchange principal and interest amounts in two relevant currencies using agreed-upon exchange amounts.

  The net interest cash flows from interest rate and currency swaps are recognized currently as an adjustment to net investment income, and the fair value of these swaps is reported as an adjustment to the related investments.

  Using purchased options to reduce the effect of changes in interest rates or equity indexes on liabilities, the Company pays an up-front fee to receive cash flows from third parties when interest rates or equity indexes vary from specified levels. Purchased options that qualify for hedge accounting are recorded consistent with the related liabilities, at amortized cost plus adjustments based on current equity indexes, and income is reported as an adjustment to benefit expense. Purchased options that qualify for hedge accounting are reported in other assets, and fees paid are amortized to benefit expense over their contractual periods. Purchased options with underlying notional amounts of $82 million at December 31, 1997 that are designated as hedges, but do not qualify for hedge accounting, are reported in other long-term investments at fair value with changes in fair value recognized as realized investment gains and losses. There were no such options at December 31, 1998.

  The Company also writes reinsurance contracts that are accounted for as written options. The Company receives fees to pay for specified unfavorable changes in variable annuity account values based on underlying mutual fund investments when account holders elect to receive periodic income payments. These written options, along with options purchased to minimize the risks assumed, are reported at fair value in other liabilities and other assets, respectively. Changes in fair value are recognized in other revenues, or other operating expenses if there is a net loss. Fair values of written and related purchased options during 1998 and as of December 31, 1998 were not material.

  Interest rate futures are used to temporarily hedge against the changes in market values of bonds and mortgage loans to be purchased or sold. Under futures contracts, changes in the contract values are settled in cash daily with the exchange on which the instrument is traded. These changes in contract values are deferred and recorded as adjustments to the carrying value of the related bond or mortgage loan. Deferred gains and losses are amortized into net investment income over the life of the investments purchased or are recognized in full as realized investment gains and losses if investments are sold. Gains and losses on futures contracts deferred in anticipation of investment purchases were immaterial at December 31, 1998 and 1997.

  The effects of interest rate and currency swaps, purchased and written options and futures on the components of net income for 1998, 1997 and 1996 were not material.

  As of December 31, 1998 and 1997, the Company's variable interest rate investments consisted of approximately $0.6 billion and $0.7 billion of fixed maturities, respectively. As of December 31, 1998 and 1997, the Company's fixed interest rate investments consisted of $17 billion and $21.6 billion, respectively, of fixed maturities, and $8.9 billion and $10.1 billion, respectively, of mortgage loans.

  G) OTHER: As of December 31, 1998 and 1997, the Company had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

NOTE 5 -- INVESTMENT INCOME AND GAINS AND LOSSES

  A) NET INVESTMENT INCOME: The components of net investment income, including policyholder share, for the year ended December 31 were as follows:

          -------------------------------------------------------------------------------------------
(IN MILLIONS)                                                           1998       1997       1996
          -------------------------------------------------------------------------------------------
Fixed maturities....................................................  $   1,386  $   1,648  $   1,647
Equity securities...................................................          1          8         --
Mortgage loans......................................................        739        885        921
Policy loans........................................................        459        532        548
Real estate.........................................................        142        183        227
Other long-term investments.........................................         19         17         23
Short-term investments..............................................         18         28         35
                                                                      ---------  ---------  ---------
                                                                          2,764      3,301      3,401
Less investment expenses............................................        127        162        202
          -------------------------------------------------------------------------------------------
Net investment income...............................................  $   2,637  $   3,139  $   3,199
          -------------------------------------------------------------------------------------------

  Net investment income attributable to policyholder contracts, which is included in the Company's revenues and is primarily offset by amounts included in benefits, losses and settlement expenses, was approximately $1.6 billion for 1998 and $1.7 billion for 1997 and 1996. Net investment income for separate accounts, which is not reflected in the Company's revenues, was $1.5 billion, $1.4 billion and $1.1 billion for 1998, 1997 and 1996, respectively.

  As of December 31, 1998, fixed maturities and mortgage loans on non-accrual status, including policyholder share, were $142 million and $97 million, including restructured investments of $76 million and $93 million, respectively. As of December 31, 1997, fixed maturities and mortgage loans on non-accrual status, including policyholder share, were $143 million and $153 million, including restructured investments of $81 million and $137 million, respectively. If interest on these investments had been recognized in accordance with their original terms, net income would have been increased by $5 million, $7 million and $15 million in 1998, 1997 and 1996, respectively.

  B) REALIZED INVESTMENT GAINS AND LOSSES: Realized gains (losses) on investments, excluding policyholder share, for the year ended December 31 were as follows:

                     -------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                 1998         1997         1996
                     -------------------------------------------------------------------------------------------
Fixed maturities.........................................................   $      34    $      (3)   $      11
Equity securities........................................................           3            4            1
Mortgage loans...........................................................          22            4          (12)
Real estate..............................................................          10           28           15
Other....................................................................          24           12           22
                                                                                   --           --
                                                                                                            ---
                                                                                   93           45           37
Less income taxes........................................................          33            8           17
                     -------------------------------------------------------------------------------------------
Net realized investment gains............................................  $       60   $       37   $       20
                     -------------------------------------------------------------------------------------------

  Realized investment gains and losses include impairments in the value of investments, net of recoveries, of $(5) million, $25 million and $40 million in 1998, 1997 and 1996, respectively.

  Realized investment gains for separate accounts, which are not reflected in the Company's revenues, were $494 million, $489 million and $305 million for 1998, 1997 and 1996 respectively. Realized investment gains attributable to policyholder contracts, which also are not reflected in the Company's revenues, were $201 million, $76 million and $82 million for 1998, 1997 and 1996, respectively.

  Sales of available-for-sale fixed maturities and equity securities, including policyholder share, for the year ended December 31 were as follows:

          -------------------------------------------------------------------------------------------
(IN MILLIONS)                                                           1998       1997       1996
          -------------------------------------------------------------------------------------------
Proceeds from sales.................................................  $   5,677  $   3,978  $   4,236
Gross gains on sales................................................  $     238  $      95  $     146
Gross losses on sales...............................................  $     (55) $    (151) $     (70)
          -------------------------------------------------------------------------------------------

NOTE 6 -- SHAREHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS

  The Department recognizes as net income and surplus (shareholder's equity) those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which may differ from generally accepted accounting principles. As of December 31, 1998, there were no permitted accounting practices utilized by the Company that were materially different from those prescribed by the Department.

  Capital stock of the Company at December 31, 1998 and 1997 consisted of 5,978,322 shares of common stock authorized, issued and outstanding (par value $5).

  The Company's statutory net income was $824 million, $417 million and $611 million for 1998, 1997 and 1996, respectively. Statutory surplus was $1.8 billion at December 31, 1998 and $2.2 billion at December 31, 1997. The Connecticut Insurance Holding Company Act limits the amount of annual dividends or other distributions available to shareholders of Connecticut insurance companies without the Department's prior approval. During 1998, the Company paid dividends of $2.0 billion to its parent, all of which received prior approval from the Department in accordance with requirements (see Note 3 -- Disposition). During 1997, the Company paid dividends of $400 million to its parent, of which $100 million received prior approval from the Department in accordance with requirements. Under current law, the maximum dividend distribution that may be made by the Company during 1999 without prior approval is $839 million. The amount of restricted net assets as of December 31, 1998 was approximately $2.7 billion.

NOTE 7 -- INCOME TAXES

  The Company's net deferred tax asset of $865 million and $653 million as of December 31, 1998 and 1997, respectively, reflects management's belief that the Company's taxable income in future years will be sufficient to realize the net deferred tax asset based on the Company's earnings history and its future expectations. In determining the adequacy of future taxable income, management considered the future reversal of its existing taxable temporary differences and available tax planning strategies that could be implemented, if necessary.

  In accordance with the Life Insurance Company Income Tax Act of 1959, a portion of the Company's statutory income was not subject to current income taxation but was accumulated in an account designated Policyholders' Surplus Account. Under the Tax Reform Act of 1984, no further additions may be made to the Policyholders' Surplus Account for tax years ending after December 31, 1983. The balance in the account of approximately $450 million at December 31, 1998 would result in a tax liability of $158 million only if distributed to the shareholder or if the account balance exceeded a prescribed maximum. No income taxes have been provided on this amount because, in management's opinion, the likelihood that these conditions will be met is remote. See Note 13 for a discussion of potential legislation regarding this matter.

  CIGNA's federal income tax returns are routinely audited by the Internal Revenue Service, and provisions are made in CIGNA's financial statements in anticipation of the results of these audits. CIGNA resolved all issues relative to the Company arising out of audits for 1991 through 1993, which resulted in an increase to net income of $13 million in 1997.

  In management's opinion, adequate tax liabilities have been established for all years. Income taxes and deferred tax balances for the year ended December 31, 1998 reflect state income taxes.

  The tax effects of temporary differences which give rise to deferred income tax assets and liabilities as of December 31 were as follows:

        -------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                    1998       1997
        -------------------------------------------------------------------------------------------
Deferred tax assets:
  Other insurance and contractholder liabilities.............................  $     119  $     400
  Employee and retiree benefit plans.........................................        214        196
  Deferred gain on sale of business..........................................        290         --
  Investments, net...........................................................        356        262
  Policy acquisition expenses................................................        111         --
  Other......................................................................         --         63
                                                                               ---------        ---
  Total deferred tax assets..................................................      1,090        921
                                                                               ---------        ---
Deferred tax liabilities:
  Policy acquisition expenses................................................         --         38
  Depreciation...............................................................         67         77
  Unrealized appreciation on investments.....................................        134        153
  Other......................................................................         24         --
                                                                               ---------        ---
  Total deferred tax liabilities.............................................        225        268
        -------------------------------------------------------------------------------------------
  Net deferred income tax asset..............................................  $     865  $     653
        -------------------------------------------------------------------------------------------

  The components of income taxes for the year ended December 31 were as follows:

              -------------------------------------------------------------------------------------------
(IN MILLIONS)                                                               1998       1997       1996
              -------------------------------------------------------------------------------------------
Current taxes:
  U.S. income...........................................................  $     617  $     344  $     391
  Foreign income........................................................          5          3          3
  State income..........................................................         14         --         --
                                                                          ---------        ---        ---
                                                                                636        347        394
                                                                          ---------        ---        ---
Deferred taxes (benefits):
  U.S. income...........................................................       (205)       (49)       (81)
  State income..........................................................         (6)        --         --
                                                                          ---------        ---        ---
                                                                               (211)       (49)       (81)
              -------------------------------------------------------------------------------------------
Total income taxes......................................................  $     425  $     298  $     313
              -------------------------------------------------------------------------------------------

  State income taxes were not material in years prior to 1998.

  Total income taxes for the year ended December 31 differs from the amount computed using the nominal federal income tax rate of 35% for the following reasons:

               -------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                1998       1997       1996
               -------------------------------------------------------------------------------------------
Tax expense at nominal rate..............................................  $     431  $     320  $     305
Tax-exempt interest income...............................................         (4)        (5)        (5)
Dividends received deduction.............................................        (13)        (7)        (7)
Amortization of goodwill.................................................          5          4          4
State income tax (net of federal income tax benefit).....................          5         --         --
Resolved federal tax audit issues........................................         --        (13)        --
Other....................................................................          1         (1)        16
               -------------------------------------------------------------------------------------------
Total income taxes.......................................................  $     425  $     298  $     313
               -------------------------------------------------------------------------------------------

NOTE 8 -- PENSION AND OTHER POSTRETIREMENT BENEFITS PLANS

  A) PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS: The Company provides pension and certain health care and life insurance benefits to eligible retired employees and agents, spouses and other eligible dependents through various plans. The expenses of retirement plans are allocated to the Company along with other benefit cost allocations.

  Pension benefits are provided through a plan sponsored by CIGNA covering most domestic employees and by a separate pension plan for former agents. CIGNA funds the pension plans at least at the minimum amount required by the Employee Retirement Income Security Act of 1974. Allocated pension cost for the Company was $19 million, $24 million and $26 million in 1998, 1997 and 1996, respectively. The plans had deposits with the Company totaling approximately $2.8 billion and $2.5 billion at December 31, 1998 and 1997, respectively.

  Expense for postretirement benefits other than pensions allocated to the Company totaled $2 million for 1998 and 1997 and $9 million for 1996. The other postretirement benefit liability included in accounts payable, accrued expenses and other liabilities as of December 31, 1998 and 1997 was $387 million and $412 million, including no net intercompany payables for 1998 and $39 million for 1997 for services provided by affiliates' employees.

  B) CAPITAL ACCUMULATION PLANS: CIGNA sponsors various capital accumulation plans in which employee contributions on a pre-tax basis (401(k)) are supplemented by CIGNA matching contributions. These contributions are invested, at the election of the employee, in one or more of the following investments:
CIGNA common stock fund, several CIGNA and non-CIGNA mutual funds, and a fixed-income fund. In addition, beginning in 1999, CIGNA may provide additional matching contributions, depending on its annual performance, which would be invested in the CIGNA common stock fund. The Company's allocated expense for such plans totaled $22 million for 1998, $15 million for 1997 and $16 million for 1996.

NOTE 9 -- REINSURANCE

  In the normal course of business, the Company enters into agreements, primarily relating to short-duration contracts, to assume and cede reinsurance with other insurance companies. Reinsurance is ceded primarily to limit losses from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of primary liability. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of its reinsurers. In connection with the sale of the Company's individual life insurance and annuity business (as discussed in Note 3), the reinsurance recoverable from Lincoln National Corporation at December 31, 1998 was $6.0 billion.

  Failure of reinsurers to indemnify the Company, as a result of reinsurer insolvencies and disputes, could result in losses. As of December 31, 1998 and 1997 there were no allowances for uncollectible amounts. Future charges for unrecoverable reinsurance may materially affect results of operations in future periods; however, such amounts are not expected to have a material adverse effect on the Company's liquidity or financial condition.

  The effects of reinsurance on net earned premiums and fees for the year ended December 31 were as follows:

          -------------------------------------------------------------------------------------------
(IN MILLIONS)                                                           1998       1997       1996
          -------------------------------------------------------------------------------------------
SHORT-DURATION CONTRACTS
Premiums and fees:
  Direct............................................................  $   3,763  $   3,119  $   2,940
  Assumed...........................................................        286        255        135
  Ceded.............................................................       (237)      (266)      (166)
          -------------------------------------------------------------------------------------------
Net earned premiums and fees........................................  $   3,812  $   3,108  $   2,909
          -------------------------------------------------------------------------------------------

LONG-DURATION CONTRACTS
Premiums and fees:
  Direct............................................................  $   1,998  $   1,979  $   1,997
  Assumed...........................................................        564        522        601
  Ceded.............................................................       (691)      (233)      (193)
          -------------------------------------------------------------------------------------------
Net earned premiums and fees........................................  $   1,871  $   2,268  $   2,405
          -------------------------------------------------------------------------------------------

  The effects of reinsurance on written premiums and fees for short-duration contracts were not materially different from the amounts shown in the above table. Benefits, losses and settlement expenses for 1998, 1997 and 1996 were net of reinsurance recoveries of $699 million, $340 million and $359 million, respectively.

  For the year ended December 31, 1998, ceded premiums and reinsurance recoveries associated with the individual life insurance and annuity business sold were $741 million and $550 million, respectively.

NOTE 10 -- LEASES AND RENTALS

  Rental expenses for operating leases, principally with respect to buildings, amounted to $42 million, $76 million and $68 million in 1998, 1997 and 1996, respectively.

  As of December 31, 1998, future net minimum rental payments under non-cancelable operating leases were $168 million, payable as follows: 1999 - $41 million; 2000 - $29 million; 2001 - $22 million; 2002 - $19 million; and $57 million thereafter.

NOTE 11 -- SEGMENT INFORMATION

  Operating segments are based on the Company's internal reporting structure and generally reflect differences in products. The Company presents segment information as follows:

    - EMPLOYEE HEALTH CARE, LIFE AND DISABILITY BENEFITS, which combines the Company's Health Care and Group Insurance divisions, offers traditional indemnity and cost containment products and services as well as alternative funding arrangements, such as administrative services only and minimum premium plans.

    - EMPLOYEE RETIREMENT BENEFITS AND INVESTMENT SERVICES provides investment products and professional services primarily to sponsors of qualified pension, profit-sharing and retirement savings plans. This segment also provides certain corporate and variable life insurance products.

  Other Operations consist of gain recognition related to the sale of the individual life insurance and annuity business (and, for prior years, results of the sold business, see Note 3), corporate life insurance on which policy loans are outstanding (also called leveraged corporate life insurance), reinsurance operations, settlement annuity business and certain new business initiatives.

  The Company uses operating income (net income excluding after-tax realized investment results) to measure the financial results of its segments. Operating income is determined on a basis consistent with the accounting policies for the consolidated financial statements, except that interest expense on corporate debt is not allocated to segments. The Company allocates substantially all other corporate general, administrative and systems expenses to segments on systematic bases. Income taxes are generally computed as if each segment were filing separate income tax returns.

  The Company's operations are not materially dependent on one or a few customers, brokers or agents. Summarized segment financial information for the year ended and as of December 31 was as follows:

       -------------------------------------------------------------------------------------------
(IN MILLIONS)                                                        1998       1997       1996
       -------------------------------------------------------------------------------------------
EMPLOYEE HEALTH CARE, LIFE AND DISABILITY BENEFITS
Premiums and fees and other revenues.............................  $   5,012  $   4,307  $   4,256
Net investment income............................................        290        286        291
                                                                   ---------  ---------  ---------
Segment revenues.................................................      5,302      4,593      4,547
Income tax expense...............................................        114        108        126
Operating income.................................................        195        190        189
Assets under management:
  Invested assets................................................      3,519      3,761      3,281
  Separate account...............................................      1,702      1,440      1,176
       -------------------------------------------------------------------------------------------
Total............................................................  $   5,221  $   5,201  $   4,457
       -------------------------------------------------------------------------------------------
EMPLOYEE RETIREMENT BENEFITS AND INVESTMENT SERVICES
Premiums and fees and other revenues.............................  $     239  $     205  $     257
Net investment income............................................      1,605      1,653      1,686
                                                                   ---------  ---------  ---------
Segment revenues.................................................      1,844      1,858      1,943
Income tax expense...............................................        113         99         86
Operating income.................................................        245        229        185
Assets under management:
  Invested assets................................................     20,511     20,759     20,303
  Separate account...............................................     30,717     26,678     20,604
       -------------------------------------------------------------------------------------------
Total............................................................  $  51,228  $  47,437  $  40,907
       -------------------------------------------------------------------------------------------
OTHER OPERATIONS
Premiums and fees and other revenues.............................  $     859  $     874  $     810
Net investment income............................................        742      1,200      1,222
                                                                   ---------  ---------  ---------
Segment revenues.................................................      1,601      2,074      2,032
Income tax expense...............................................        165         83         84
Operating income.................................................        306        159        163
Assets under management:
  Invested assets................................................     10,006     16,181     16,193
  Separate account...............................................      2,229      1,099        775
       -------------------------------------------------------------------------------------------
Total............................................................  $  12,235  $  17,280  $  16,968
       -------------------------------------------------------------------------------------------
REALIZED INVESTMENT GAINS
Realized investment gains........................................  $      93  $      45  $      37
Income tax expense...............................................         33          8         17
       -------------------------------------------------------------------------------------------
Realized investment gains (losses), net of taxes.................  $      60  $      37  $      20
       -------------------------------------------------------------------------------------------

       -------------------------------------------------------------------------------------------
(IN MILLIONS)                                                        1998       1997       1996
       -------------------------------------------------------------------------------------------
TOTAL
Premiums and fees and other revenues.............................  $   6,110  $   5,386  $   5,323
Net investment income............................................      2,637      3,139      3,199
Realized investment gains........................................         93         45         37
                                                                   ---------  ---------  ---------
Total revenues...................................................      8,840      8,570      8,559
Income tax expense...............................................        425        298        313
Operating income.................................................        746        578        537
Realized investment gains (losses), net of taxes.................         60         37         20
Net income.......................................................        806        615        557
Assets under management:
  Invested assets................................................     34,036     40,701     39,777
  Separate account...............................................     34,648     29,217     22,555
       -------------------------------------------------------------------------------------------
Total............................................................  $  68,684  $  69,918  $  62,332
       -------------------------------------------------------------------------------------------

  Premiums and fees and other revenues by product type for the year ended December 31 were as follows:

          -------------------------------------------------------------------------------------------
(IN MILLIONS)                                                           1998       1997       1996
          -------------------------------------------------------------------------------------------
Medical and Dental Indemnity........................................  $   3,566  $   2,883  $   2,726
Group Life..........................................................      1,363      1,355      1,467
Other...............................................................      1,181      1,148      1,130
          -------------------------------------------------------------------------------------------
Total premiums and fees and other revenues..........................  $   6,110  $   5,386  $   5,323
          -------------------------------------------------------------------------------------------

  For the year ended December 31, 1998, 1997 and 1996, the change in net translation of foreign currencies reflects increases of $2 million for 1998 and 1997, and $3 million for 1996.

  Premiums and fees and other revenues by geographic region for the year ended December 31 were as follows:

          -------------------------------------------------------------------------------------------
(IN MILLIONS)                                                           1998       1997       1996
          -------------------------------------------------------------------------------------------
Domestic............................................................  $   6,068  $   5,356  $   5,291
Foreign.............................................................         42         30         32
          -------------------------------------------------------------------------------------------
Total premiums and fees and other revenues..........................  $   6,110  $   5,386  $   5,323
          -------------------------------------------------------------------------------------------

  The Company's aggregate foreign exchange transaction losses and foreign long-lived assets for the year ended and as of December 31, 1998, 1997 and 1996 were not material.

NOTE 12 -- RELATED PARTY TRANSACTIONS

  The Company has assumed the settlement annuity and group pension business written by Life Insurance Company of North America (LINA), an affiliate. Reserves held by the Company with respect to this business were $1.7 billion at December 31, 1998 and 1997.

  The Company cedes long-term disability business to LINA. Reinsurance recoverables from LINA at December 31, 1998 and 1997 were $834 million and $869 million, respectively.

  Effective January 1, 1998, the Company assumed insurance reserves totaling $85 million, along with a corresponding amount of invested and other assets, under a coinsurance arrangement assigned from Healthsource Insurance Company, an affiliate. In addition, the Company was assigned the responsibility for administering self-funded employee benefit plan products from Healthsource Provident Administrators, Inc. (HPA), another affiliate. As part of this assignment, net assets of approximately $304 million were transferred to the Company from HPA.

  The Company had lines of credit available from affiliates totaling $600 million at December 31, 1998 and 1997. All borrowings are payable upon demand with interest rates equivalent to CIGNA's average monthly short-term borrowing rate plus 1/4 of 1%. Interest expense was $1.5 million, $0.2 million and $1.0 million for 1998, 1997 and 1996, respectively. As of December 31, 1998 and 1997, there were no borrowings outstanding under such lines.

  The Company extended lines of credit to affiliates totaling $600 million at December 31, 1998 and 1997. All loans are payable upon demand with interest rates equivalent to CIGNA's average monthly short-term borrowing rate. There were no amounts outstanding as of December 31, 1998 or 1997.

  The Company, together with other CIGNA subsidiaries, has entered into a pooling arrangement known as the CIGNA Corporate Liquidity Account (the Account) for the purpose of maximizing earnings on funds available for short-term investments. Withdrawals from the Account, up to the total amount of the participant's investment in the Account, are allowed on a demand basis. As of December 31, 1998 and 1997, the Company had a balance in the Account of $1.1 billion and $484 million, respectively.

  CIGNA allocates to the Company its share of operating expenses incurred at the corporate level. The Company also allocates a portion of its operating expenses to affiliated companies on whose behalf it performs certain administrative services.

NOTE 13 -- CONTINGENCIES

  A) FINANCIAL GUARANTEES: The Company is contingently liable for financial guarantees provided in the ordinary course of business on the repayment of principal and interest on certain industrial revenue bonds. The contractual amounts of financial guarantees reflect the Company's maximum exposure to credit loss in the event of nonperformance. To limit the Company's exposure in the event of default of any guaranteed obligation, various programs are in place to ascertain the creditworthiness of guaranteed parties and to monitor this status on a periodic basis.

  The industrial revenue bonds guaranteed directly by the Company have remaining maturities of up to 17 years. The guarantees provide for payment of debt service only as it becomes due; consequently, an event of default would not cause an acceleration of scheduled principal and interest payments. The principal amount of the bonds guaranteed by the Company at December 31, 1998 and 1997 was $85 million and $202 million, respectively. Revenues in connection with industrial revenue bond guarantees are derived principally from equity participations in the related projects and are included in net investment income as earned. During 1998, 1997 and 1996, this income was not material. Loss reserves for financial guarantees are established when a default has occurred or when the Company believes that a loss has been incurred. There were no losses for industrial revenue bonds in 1998, 1997 or 1996.

  The Company has entered into specialty life reinsurance contracts that guarantee payments for specified unfavorable changes in variable annuity account values based on underlying mutual fund investments if account holders expire or elect to receive periodic income payments. For those accounts with mortality risk, reserves are established in amounts adequate to meet the estimated future obligations using various assumptions as to equity market conditions, premiums, mortality and lapse rates, including provision for adverse deviation. As of December 31, 1998 and 1997, the amount of recorded liabilities was $52 million and $29 million, respectively. Although these guarantees may adversely affect the Company's results of operations in future periods, they are not expected to have a material adverse effect on the Company's liquidity or financial condition.

  The Company also guarantees a minimum level of benefits for certain separate account contracts and, in the event that separate account assets are insufficient to fund minimum policy benefits, the Company is obligated to fund the difference. As of December 31, 1998 and 1997, the amount of minimum benefit guarantees for separate account contracts was $5.1 billion and $4.6 billion, respectively. Reserves in addition to the separate account liabilities are established when the Company believes a payment will be required under one of these guarantees. No such reserves were required as of December 31, 1998 and 1997. Guarantee fees are part of the overall management fee charged to separate accounts and are recognized in income as earned.

  Although the ultimate outcome of any loss contingencies arising from the Company's financial guarantees may adversely affect results of operations in future periods, they are not expected to have a material adverse effect on the Company's liquidity or financial condition.

  B) REGULATORY AND INDUSTRY DEVELOPMENTS: The Company's businesses are subject to a changing social, economic, legal, legislative and regulatory environment that could affect them. Some of the changes include initiatives to restrict insurance pricing and the application of underwriting standards and revise federal tax laws. Some of the more significant issues are discussed below.

  In early 1999, the Administration proposed a federal budget that would eliminate the deferral of taxation of certain statutory income of life insurance companies. As discussed in Note 7, the Company has not provided taxes on $450 million of such income. If the budget provision is enacted, the Company will record additional income tax expense of $158 million to reflect this liability. The proposed federal budget also would limit the deduction of interest expense on the general indebtedness of corporations owning non-leveraged corporate life insurance policies covering the lives of officers, employees or directors. If this latter provision is enacted as proposed, the Company does not anticipate that it will have a material effect on its consolidated results of operations, liquidity, or financial condition, although it could have a material adverse effect on the results of operations of the Employee Retirement Benefits and Investment Services segment.

  In 1996, Congress passed legislation that phases out over a three-year period the tax deductibility of policy loan interest for most leveraged corporate life insurance products. For 1998 and 1997, revenues of $556 million and $591 million, respectively, and net income of $42 million and $44 million, respectively, were from leveraged corporate life insurance products that are affected by this legislation. The Company does not expect this legislation to have a material adverse effect on its consolidated results of operations, liquidity or financial condition.

  In 1998, the NAIC adopted standardized statutory accounting principles. Since these principles have not been adopted by most of the insurance departments of various jurisdictions in which the Company's insurance subsidiaries are domiciled, the timing and effects of implementation have not yet been determined.

  The Company is contingently liable for possible assessments under regulatory requirements pertaining to potential insolvencies of unaffiliated insurance companies and other insurance-related assessments. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company recorded no pre-tax charges for 1998, and $17 million and $26 million for 1997 and 1996, respectively, for estimated guaranty fund and other insurance-related assessments before giving effect to future premium tax recoveries. Although future assessments and payments may adversely affect results of operations in future periods, such amounts are not expected to have a material adverse effect on the Company's liquidity or financial condition.

  The eventual effect on the Company of the changing environment in which it operates remains uncertain.

  C) LITIGATION: The Company is routinely engaged in litigation incidental to its business. While the outcome of all litigation involving the Company, including insurance-related litigation, cannot be determined, litigation is not expected to result in losses that differ from recorded reserves by amounts that would be material to results of operations, liquidity or financial condition.

                                    PART II
                        FEES AND CHARGES REPRESENTATION


    The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                          UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                       CONTENTS OF REGISTRATION STATEMENT

    This registration statement comprises the following papers and documents:


       The facing sheet;
       A cross-reference sheet (reconciliation and tie);
       The prospectus, consisting of 95 pages;
       The undertaking to file reports;
       The signatures;

       Exhibit 1.  Fund Participation Agreements.
       Agreements between Connecticut General Life Insurance Company and
           (a) AIM Variable Insurance Funds, Inc.*
           (b) CIGNA Variable Products Group (To be filed by Amendment)
           (c) Fidelity Variable Insurance Products Fund*
           (d) Fidelity Variable Insurance Products Fund II (Together with Amendment thereto dated June 21, 1995)*
           (e) MFS-Registered Trademark- Variable Insurance Trust*
           (f) Templeton Variable Products Series Fund*
           (g) OCC Accumulation Trust*

       Written consents of the following persons:


           1  Mark A. Parsons, Esq.
           2  Vaughn W. Robbins, F.S.A.
           3  Ernst & Young, LLP
           4  PricewaterhouseCoopers LLP


* Filed with Post-Effective Amendment No. 1 to this Registration Statement April 19, 1996.

                                   SIGNATURES


    As required by the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment No. 5 to its Registration Statement on Form S-6 (File No. 33-89238) to be signed on its behalf by the undersigned thereunto duly authorized, in the Town of Bloomfield and State of Connecticut, on the 29th day of April, 1999. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.



                                          CG VARIABLE LIFE INSURANCE SEPARATE
                                          ACCOUNT II
                                          (Registrant)


                                          By:         /s/ JOHN WILKINSON

                                             -----------------------------------
                                                       John Wilkinson
                                                       VICE PRESIDENT
                                             CONNECTICUT GENERAL LIFE INSURANCE
                                                           COMPANY


                                          CONNECTICUT GENERAL LIFE INSURANCE
                                          COMPANY
                                          (Depositor)


                                          By:         /s/ JOHN WILKINSON

                                             -----------------------------------
                                                       John Wilkinson
                                                       VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to this Registration Statement (File No. 33-89238) has been signed below on April 29, 1999 by the following persons, as officers and directors of the Depositor, in the capacities indicated:



                    SIGNATURE                                 TITLE
--------------------------------------------------  -------------------------

               /s/ THOMAS C. JONES            *      President and Director
   -------------------------------------------        (Principal Executive
                 Thomas C. Jones                             Officer)

                                                       Vice President and
                /s/ JOHN WILKINSON                           Actuary
   -------------------------------------------        (Principal Financial
                  John Wilkinson                             Officer)

              /s/ ROBERT E. WAHLMAN            *         Vice President
   -------------------------------------------        (Principal Accounting
                Robert E. Wahlman                            Officer)

              /s/ HAROLD W. ALBERT            *
   -------------------------------------------              Director
                 Harold W. Albert

              /s/ ROBERT W. BURGESS            *
   -------------------------------------------              Director
                Robert W. Burgess

            /s/ JOSEPH M. FITZGERALD           *
   -------------------------------------------              Director
               Joseph M. Fitzgerald

               /s/ CAROL M. OLSEN             *
   -------------------------------------------              Director
                  Carol M. Olsen

                /s/ JOHN E. PACY              *
   -------------------------------------------              Director
                   John E. Pacy

              /s/ MARC L. PREMINGER            *
   -------------------------------------------              Director
                Marc L. Preminger

             /s/ PATRICIA L. ROWLAND           *
   -------------------------------------------              Director
               Patricia L. Rowland

           /s/ W. ALLEN SCHAFFER, M.D.          *
   -------------------------------------------              Director
             W. Allen Schaffer, M.D.

                                                        by      /s/ JOHN
                                                            WILKINSON
                                                    -------------------------
                                                         John Wilkinson
                                                        ATTORNEY-IN-FACT



                         (A MAJORITY OF THE DIRECTORS)

                               POWER OF ATTORNEY



    We, the undersigned directors and officers of Connecticut General Life Insurance Company, hereby severally constitute and appoint John Wilkinson and Mark A. Parsons, and each of them individually, our true and lawful attorneys-in-fact, with full power to them and each of them to sign for us, in our names and in the capacities indicated below, any and all amendments to Registration Statement No. 33-89238 filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by either of our attorneys-in-fact to any such Registration Statement.



    WITNESS our hands and common seal on this 25th day of January, 1999.



             SIGNATURE                         TITLE
-----------------------------------  -------------------------

                                     President (Principal
-----------------------------------   Executive Officer)
          Thomas C. Jones             and Director

                                     Vice President and
                                      Actuary
-----------------------------------   (Principal Financial
          John Wilkinson              Officer)

       /s/ ROBERT E. WAHLMAN         Vice President
-----------------------------------   (Principal Accounting
         Robert E. Wahlman            Officer)

-----------------------------------  Director
         Harold W. Albert

-----------------------------------  Director
         Robert W. Burgess

-----------------------------------  Director
            John G. Day

-----------------------------------  Director
       Joseph M. Fitzgerald

-----------------------------------  Director
         H. Edward Hanway

-----------------------------------  Director
          Carol M. Olsen

-----------------------------------  Director
           John E. Pacy

-----------------------------------  Director
         Marc L. Preminger

-----------------------------------  Director
        Patricia L. Rowland

-----------------------------------  Director
      W. Allen Schaffer, M.D.

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of Connecticut General Life Insurance Company, hereby severally constitute and appoint John Wilkinson, Mark
A. Parsons and David C. Kopp, and each of them individually, our true and lawful attorneys-in-fact, with full power to them and each of them to sign for us, in our names and in the capacities indicated below, any and all amendments to Registration Statement No. 33-89238 filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts hereby ratifying and confirming our signatures as they may be signed by either of our attorneys-in-fact to any such Registration Statement.


    WITNESS our hands and common seal on this 8th day of April, 1998.



             SIGNATURE                         TITLE
-----------------------------------  -------------------------

          THOMAS C. JONES            President and Director
-----------------------------------   (Principal Executive
          Thomas C. Jones             Officer)

                                     Vice President and
          JOHN WILKINSON              Actuary
-----------------------------------   (Principal Financial
          John Wilkinson              Officer)

       DOMINIC A. DELLAVOLPE         Assistant Vice President
-----------------------------------   (Principal Accounting
       Dominic A. DellaVolpe          Officer)

         HAROLD W. ALBERT
-----------------------------------  Director
         Harold W. Albert

         ROBERT W. BURGESS
-----------------------------------  Director
         Robert W. Burgess

            JOHN G. DAY
-----------------------------------  Director
            John G. Day

       JOSEPH M. FITZGERALD
-----------------------------------  Director
       Joseph M. Fitzgerald

         H. EDWARD HANWAY
-----------------------------------  Director
         H. Edward Hanway

          CAROL M. OLSEN
-----------------------------------  Director
          Carol M. Olsen

           JOHN E. PACY
-----------------------------------  Director
           John E. Pacy

         MARC L. PREMINGER
-----------------------------------  Director
         Marc L. Preminger

        PATRICIA L. ROWLAND
-----------------------------------  Director
        Patricia L. Rowland

      W. ALLEN SCHAFFER, M.D.
-----------------------------------  Director
      W. Allen Schaffer, M.D.